UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-5514

(Investment Company Act File Number)

MTB Group of Funds

(Exact Name of Registrant as Specified in Charter)

MTB Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Address of Principal Executive Offices)

410.986.5600

(Registrant’s Telephone Number)

Gregory B. McShea

MTB Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: April 30

Date of Reporting Period: Quarter ended July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

MTB U.S. TREASURY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

July 31, 2010 (unaudited)

Description	Par Value	Value
U.S. GOVERNMENT AGENCY & OBLIGATIONS - 50.5%
U.S. TREASURY BILL - 48.0%
[2]0.09%, 8/12/10	50,000,000	49,998,625
[2]0.26%, 8/26/10	50,000,000	49,992,795
[2]0.24%, 9/16/10	25,000,000	24,992,493
[2]0.18%, 9/23/10	25,000,000	24,993,375
[2]0.22%, 10/07/10	125,000,000	124,968,361
[2]0.16%, 10/21/10	50,000,000	49,982,563
[2]0.24%, 11/18/10	50,000,000	49,964,424
[2]0.18%, 1/06/11	50,000,000	49,961,597
[2]0.22%, 1/13/11	50,000,000	49,949,583

TOTAL U.S. TREASURY BILL		$474,803,816
U.S. TREASURY NOTE - 2.5%
0.88%, 1/31/11	25,000,000	25,062,060

TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $499,865,876)		$499,865,876

REPURCHASE AGREEMENTS - 49.6%
Interest in $23,000,000 repurchase agreement 0.19%, dated 7/30/10 under which Bank of America will repurchase a U.S. Government security maturing on 9/30/11 for $23,000,364 on 8/02/10. The market value of the underlying security at the end of the period was $23,230,091.	23,000,000	23,000,000
Interest in $223,000,000 repurchase agreement 0.20%, dated 7/30/10 under which Deutsche Bank will repurchase U.S. Government securities with various maturities from 11/15/21 to 5/15/40 for $223,003,717 on 8/02/10. The market value of the underlying securities at the end of the period was $225,230,020.	223,000,000	223,000,000
Interest in $245,000,000 repurchase agreement 0.21%, dated 7/30/10 under which Barclays Bank will repurchase a U.S. Government security maturing on 8/31/11 for $245,004,288 on 8/02/10. The market value of the underlying security at the end of the period was $247,450,051.	245,000,000	245,000,000

TOTAL REPURCHASE AGREEMENTS (COST $491,000,000)		$491,000,000

TOTAL INVESTMENTS - 100.1% (COST $990,865,876)		$990,865,876
OTHER LIABILITIES LESS ASSETS - (0.1%)		(787,630)

TOTAL NET ASSETS - 100.0%		$990,078,246

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Agency & Obligations	$—	$499,865,876	$—	$499,865,876
Repurchase Agreements	—	491,000,000	—	491,000,000

Total	$—	$990,865,876	$—	$990,865,876

MTB U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

July 31, 2010 (unaudited)

Description	Par Value	Value
4COMMERCIAL PAPER - 23.0%
ASSET-BACKED SECURITIES - 23.0%
Straight-A Funding LLC
[6,7]0.34%, 10/05/10	$100,000,000	$99,938,611
[6,7]0.34%, 10/18/10	50,000,000	49,963,167
[6,7]0.37%, 10/01/10	50,000,000	49,968,653
[6,7]0.37%, 10/04/10	50,000,000	49,967,111
[6,7]0.40%, 8/10/10	50,053,000	50,047,995
[6,7]0.40%, 9/13/10	50,000,000	49,976,111
[6,7]0.40%, 9/20/10	50,000,000	49,972,222
[6,7]0.43%, 9/01/10	100,000,000	99,962,972

TOTAL COMMERCIAL PAPER (COST $499,796,842)		$499,796,842

U.S. GOVERNMENT AGENCY & OBLIGATIONS - 44.8%
FEDERAL FARM CREDIT BANK (FFCB) - 12.6%
[1]0.29%, 8/02/10	25,000,000	25,000,000
[1]0.33%, 8/02/10	125,000,000	125,000,000
[1]0.78%, 8/02/10	125,000,000	124,993,151

TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$274,993,151
FEDERAL HOME LOAN BANK (FHLB) - 2.3%
[2]Discount Notes 0.19%, 8/04/10	50,000,000	49,999,229
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 16.1%
[2]0.20%, 8/03/10	50,000,000	49,999,444
[2]0.24%, 1/04/11	100,000,000	99,896,000
[2]0.25%, 10/27/10	50,000,000	49,969,792
[2]0.31%, 1/11/11	50,000,000	49,929,819
[1]0.53%, 10/30/10	100,000,000	100,000,000

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$349,795,055
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 9.2%
[2]0.25%, 12/29/10	50,000,000	49,947,917
[2]0.25%, 10/01/10	100,000,000	99,956,792
[2]0.28%, 10/04/10	50,000,000	49,975,111

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$199,879,820
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 4.6%
[2]0.34%, 1/03/11	100,000,000	99,853,611

TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $974,520,866)		$974,520,866

REPURCHASE AGREEMENTS - 32.2%
Interest in $250,000,000 repurchase agreement 0.19%, dated 7/30/10 under which Deutsche Bank will repurchase U.S. Government securities with various maturities from 4/25/11 to 12/27/12 for $250,003,958 on 8/02/10. The market value of the underlying securities at the end of the period was $252,500,103.	250,000,000	250,000,000
Interest in $450,000,000 repurchase agreement 0.21%, dated 7/30/10 under which Barclays Bank will repurchase U.S. Government securities with various maturities from 11/30/11 to 3/31/12 for $450,007,875 on 8/02/10. The market value of the underlying security at the end of the period was $454,500,095.	450,000,000	450,000,000

TOTAL REPURCHASE AGREEMENTS (COST $700,000,000)		$700,000,000

TOTAL INVESTMENTS - 100.0% (COST $2,174,317,708)		$2,174,317,708
OTHER ASSETS LESS LIABILITIES - 0.0%**		52,494

TOTAL NET ASSETS - 100.0%		$2,174,370,202

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commercial Paper	$—	$499,796,842	$—	$499,796,842
U.S. Government Agency & Obligations	—	974,520,866	—	974,520,866
Repurchase Agreements	—	700,000,000	—	700,000,000

Total	$—	$2,174,317,708	$—	$2,174,317,708

MTB TAX-FREE MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

July 31, 2010 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS - 23.5%
MICHIGAN - 1.6%
GENERAL REVENUE - 1.6%
Michigan Municipal Bond Authority, State Aid Revenue Notes, (Series C-1) 3.00%, 8/20/10	$2,000,000	$2,001,642
NEW YORK - 12.9%
GENERAL OBLIGATIONS - 7.9%
Irondequoit, NY, GO Unlimited Notes, BANs, (Series A) 1.25%, 12/17/10	2,700,000	2,705,574
Rockland County, NY, GO Unlimited Notes, BANs (Series B) 1.50%, 4/22/11	2,000,000	2,001,982
Rockland County, NY, GO Unlimited Refunding Notes, BANs 2.00%, 9/02/10	1,250,000	1,251,193
Wheatfield, NY, GO Unlimited Notes, BANs 1.75%, 2/10/11	4,000,000	4,015,577

TOTAL GENERAL OBLIGATIONS		$9,974,326
HIGHER EDUCATION - 1.4%
New York State, Dormitory Authority, Revenues Nonstate Supported Debt, Revenue Bonds, (Series A-1), (Interagency Council Pooled)/(State Aid Withholding) 1.50%, 7/01/11	1,735,000	1,738,293
SCHOOL DISTRICT - 3.6%
Lyncourt Union Free School District, NY, GO Unlimited Notes, BANs, (State Aid Withholding) 1.50%, 3/11/11	3,000,000	3,013,576
Windsor Central School District, NY, GO Unlimited Refunding Notes, BANs, (State Aid Wighholding) 1.75%, 6/16/11	1,500,000	1,513,661

TOTAL SCHOOL DISTRICT		$4,527,237

TOTAL NEW YORK		$16,239,856
PENNSYLVANIA - 5.8%
DEVELOPMENT - 1.6%
Allegheny County, PA, IDA, Revenue Bonds, Mandatory Tender, (Animal Friends, Inc. Project)/(PNC Bank N.A., LOC) 0.70%, 7/01/11	2,000,000	2,000,000
GENERAL OBLIGATIONS - 1.6%
Philadelphia, PA, GO Unlimited Notes, TRANs, (Series A) 2.00%, 6/30/11	2,000,000	2,023,557
POLLUTION CONTROL - 1.0%
[5]Lancaster County Solid Waste Management Authority, PA, Resource Recovery System, Refunding Revenue Bonds, AMT, (Series A) 2.00%, 12/15/10	1,245,000	1,246,373
SCHOOL DISTRICT - 1.6%
Philadelphia School District, PA, GO Unlimited Notes, TRANs, (Series A) 2.50%, 6/30/11	2,000,000	2,022,517

TOTAL PENNSYLVANIA		$7,292,447
WISCONSIN - 3.2%
EDUCATION - 0.8%
Wisconsin School Districts, Cash Flow Administrative Program, Note Partnership (Series B) 1.63%, 10/15/10	1,000,000	1,002,291
GENERAL REVENUE - 2.4%
Sister Bay, WI, Note Anticipated Notes 2.65%, 6/01/11	2,925,000	2,956,697

TOTAL WISCONSIN		$3,958,988

TOTAL MUNICIPAL BONDS (COST $29,492,933)		$29,492,933
3 SHORT-TERM MUNICIPAL BONDS - 76.1%
ALABAMA - 3.2%
TRANSPORTATION - 3.2%
Mobile, AL, IDB, (Series B) Weekly VRDNs, Dock & Wharf Revenue (Holnam, Inc.)/(Wachovia Bank N.A., LOC) 0.24%, 8/04/10	4,000,000	4,000,000
ALASKA - 1.0%
DEVELOPMENT - 1.0%
Valdez, AK, Marine Term Refunding Revenue Bonds, Daily VRDNs, (GTY AGMT - Exxon Mobil Corporation) 0.12%, 8/02/10	1,290,000	1,290,000
COLORADO - 3.9%
FACILITIES - 0.8%
Colorado Educational & Cultural Facilities Authority, CO, Revenue Bonds, (Series C-5) Daily VRDNs, (Milwaukee Jewish Foundation, Inc.)/(U.S. Bank NA, LOC) 0.26%, 8/02/10	1,000,000	1,000,000
MEDICAL - 3.1%
Colorado Health Facilities Authority, CO, Revenue Bonds, Weekly VRDNs, (Exempla, Inc.)/(U.S. Bank NA, LOC) 0.21%, 8/04/10	3,900,000	3,900,000

TOTAL COLORADO		$4,900,000
CONNECTICUT - 1.4%
MEDICAL - 1.4%
Connecticut State, Health & Educational Facility Authority, Refunding Revenue Bonds, (Series B) Weekly VRDNs, (Bradley Health Care, Inc.)/(Central Connecticut Senior Care, Inc.)/(Fleet National Bank CT, LOC) 0.25%, 8/04/10	1,700,000	1,700,000
FLORIDA - 5.4%
GENERAL REVENUE - 5.4%
Broward County School Board, FL, Certificate Participation, (Series D) Weekly VRDNs, (AGM)/(Dexia Credit Local) 0.28%, 8/05/10	6,800,000	6,800,000
GEORGIA - 3.7%
MULTI-FAMILY HOUSING - 2.1%
De Kalb County, GA, MFH, Winterscreek Apartments, Weekly VRDNs, (FNMA, COL) 0.27%, 8/04/10	2,600,000	2,600,000
POLLUTION CONTROL - 1.6%
Putnam County, GA, Development Authority Pollution Control, Revenue Bonds, Daily VRDNs, (Georgia Power Plant) 0.24%, 8/02/10	2,000,000	2,000,000

TOTAL GEORGIA		$4,600,000
KENTUCKY - 1.4%
GENERAL REVENUE - 1.4%
Christian County, KY, Association of Counties Leasing Trust Lease Program, Refunding Revenue Bonds (Series A) Daily VRDNs, (U.S. Bank NA) 0.25%, 8/02/10	1,500,000	1,500,000
Christian County, KY, Association of Countys Leasing Trust Lease Program, Revenue Bonds, (Series A) Daily VRDNs, (U.S. Bank NA, LOC) 0.25%, 8/02/10	300,000	300,000

TOTAL GENERAL REVENUE		$1,800,000

TOTAL KENTUCKY		$1,800,000
MARYLAND - 1.4%
MEDICAL - 1.4%
Maryland State, Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series B) Weekly VRDNs, (GO of INSTN)/(JP Morgan Chase, LOC)/(Pooled Loan Program) 0.24%, 8/04/10	1,700,000	1,700,000
NEVADA - 4.0%
MULTI-FAMILY HOUSING - 4.0%
[5]Nevada Housing Division, Multi-Unit Housing Revenue Bonds, AMT, (Series K) Weekly VRDNs, (U.S. Bank N.A./Federal Home Loan Bank, LOC) 0.38%, 8/05/10	2,000,000	2,000,000
[5]Nevada Housing Division, Revenue Bonds, AMT, Weekly VRDNs, (Multi-Unit-Fremont Meadows)/(Federal Home Loan Bank, LOC) 0.38%, 8/05/10	2,990,000	2,990,000

TOTAL MULTI-FAMILY HOUSING		$4,990,000

TOTAL NEVADA		$4,990,000

NEW HAMPSHIRE - 3.0%
HIGHER EDUCATION - 3.0%
New Hampshire, HEFA, Refunding Revenue Bonds, Weekly VRDNs, (Dartmouth College)/(JP Morgan Chase Bank) 0.22%, 8/04/10	3,700,000	3,700,000
NEW YORK - 11.4%
GENERAL OBLIGATIONS - 7.3%
New York City, NY, GO Bonds, (Subseries A-4) Daily VRDNs, (Landesbank Baden Wurttemburgh, LOC) 0.31%, 8/02/10	3,100,000	3,100,000
New York City, NY, GO Bonds, (Subseries A-6) Weekly VRDNs, (Landesbank Baden Wurttemburgh, LOC) 0.24%, 8/04/10	200,000	200,000
New York City, NY, GO Bonds, (Subseries H-2) Daily VRDNs, (Dexia Credit Local, LOC), 0.27%, 8/02/10	400,000	400,000
New York City, NY, GO Unlimited (Subseries J-6) Daily VRDNs, (Landesbank Hessen-Thuringen) 0.31%, 8/02/10	2,000,000	2,000,000
New York City, NY, GO Unlimited Bonds, (Subseries G-3) Daily VRDNs, (JP Morgan Chase Bank, LOC) 0.26%, 8/02/10	1,000,000	1,000,000
New York City, NY, GO Unlimited, (Series I-Subseries I-3) Daily VRDNs, (Bank of America N.A., LOC) 0.30%, 8/02/10	1,200,000	1,200,000
New York City, NY, GO Unlimited, (Subseries H-4) Daily VRDNs, (Bank of New York, LOC) 0.20%, 8/02/10	1,200,000	1,200,000

TOTAL GENERAL OBLIGATIONS		$9,100,000
POWER - 3.7%
Long Island Power Authority, NY, Electric System Revenue, (Subseries 3B) Daily VRDNs, (West LB, LOC) 0.22%, 8/02/10	3,500,000	3,500,000
New York State, Energy Research & Development Authority, Revenue Bonds, (Subseries A-1) Weekly VRDNs, (Consolidated Edison Co.)/(Wachovia Bank N.A., LOC) 0.22%, 8/04/10	1,200,000	1,200,000

TOTAL POWER		$4,700,000
WATER - 0.4%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, (Series F-1) Daily VRDNs, (Dexia Credit, LOC) 0.33%, 8/02/10	500,000	500,000

TOTAL NEW YORK		$14,300,000
NORTH CAROLINA - 2.7%
EDUCATION - 2.7%
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Bonds, Weekly VRDNs, (Peace College of Raleigh)/(Wachovia Bank N.A., LOC) 0.25%, 8/05/10	3,420,000	3,420,000
OHIO - 1.0%
MEDICAL - 1.0%
Franklin County, OH, Hospital Refunding Revenue Bonds, (Series C) Weekly VRDNs, (U.S. Bank NA, LOC)/(U.S. Health Corp.) 0.24%, 8/05/10	1,295,000	1,295,000
OREGON - 0.8%
MEDICAL - 0.8%
Oregon State, Health Housing Educational & Cultural Facilities Authority, Revenue Bonds, (Series A) Weekly VRDNs, (Assumption Village LLC)/(Keybank N.A., LOC) 0.38%, 8/05/10	1,000,000	1,000,000
PENNSYLVANIA - 27.8%
DEVELOPMENT - 4.4%
Delaware County, PA, IDA, (Series G) Weekly VRDNs, (General Electric Co.(GTD)) 0.24%, 8/04/10	1,075,000	1,075,000
Delaware County, PA, IDA, Revenue Bonds, (Series G) Weekly VRDNs, (Res Recovery Facility)/(General Electric Capital Corp.) 0.24%, 8/04/10	1,580,000	1,580,000
[5]Pennsylvania, Economic Development Financing Authority, Manufacturing Facilities Revenue, Weekly VRDNs, AMT, (Dodge Realty Partners LP)/(PNC Bank LOC) 0.30%, 8/05/10	2,900,000	2,900,000

TOTAL DEVELOPMENT		$5,555,000
EDUCATION - 1.3%
Hazleton Area IDA, PA, Revenue Bonds, Weekly VRDNs, (MMI Preparatory School)/(PNC Bank N.A., LOC) 0.26%, 8/05/10	1,650,000	1,650,000
HIGHER EDUCATION - 7.0%
Northampton County, PA, Higher Education Authority, Revenue Bonds, (Series A) Weekly VRDNs, (Lehigh University)/(Wachovia Bank N.A.) 0.25%, 8/05/10	800,000	800,000
Pennsylvania State, Higher Education Facilities Authority, Revenue Bonds, (Series B) Weekly VRDNs, (Drexel University)/(Landesbank Hessen-Thuringen, LOC) 0.29%, 8/05/10	5,045,000	5,045,000
Pennsylvania State, University Revenue Bonds, (Series A) Weekly VRDNs, (Pennsylvania State University)/(GO of University)/(West Deutsche Landesbank), 0.23%, 8/05/10	1,400,000	1,400,000
Washington County Authority, PA, Refunding Revenue Bonds, Weekly VRDNs, (University of Pennsylvania) 0.23%, 8/05/10	1,500,000	1,500,000

TOTAL HIGHER EDUCATION		$8,745,000
MEDICAL - 8.5%
Erie County, PA, Hospital Authority, Health Facility Refunding Revenue Bonds, (Series B) Weekly VRDNs, (St. Mary’s Home of Erie)/(Bank of America N.A., LOC) 0.29%, 8/04/10	3,035,000	3,035,000
Geisinger Authority, PA, Health System Refunding Bonds, (Series A) Daily VRDNs, (Geisinger Health System Foundation)/(Bank of America N.A.) 0.25%, 8/02/10	1,100,000	1,100,000
Hanover County Economic Development Authority, PA, Refunding Revenue Bonds, (Series D-2) Weekly VRDNs, (Bon Secours Health)/(U.S. Bank NA, LOC) 0.20%, 8/04/10	1,000,000	1,000,000
New Castle, PA, Area Hospital Authority, Hospital Refunding Revenue Bonds, Weekly VRDNs, (Jameson Memorial Hospital)/(FSA INS)/(PNC Bank N.A.) 0.31%, 8/04/10	3,455,000	3,455,000
Southcentral General Authority, PA, Revenue Bonds, (Series D) Weekly VRDNs, (Wellspan Health Obligated Group)/(TD Bank N.A., LOC) 0.22%, 8/04/10	2,000,000	2,000,000

TOTAL MEDICAL		$10,590,000
POLLUTION CONTROL - 1.2%
Beaver County, PA, IDA, Refunding Revenue Bonds, Daily VRDNs, (Firstenergy Generation)/(Barclays Bank PLC, LOC) 0.25%, 8/02/10	1,500,000	1,500,000
POWER - 3.5%
[5]Pennsylvania State, Energy Development Authority, Revenue Bonds, AMT, Weekly VRDNs, (Edensburg Power Company)/(Landesbank Hessen-Thuringen, LOC) 0.29%, 8/04/10	4,400,000	4,400,000
UTILITIES - 1.9%
Philadelphia, PA, Authority for Industrial Development, Refunding Revenue Bonds, (Series A2) Weekly VRDNs, (JP Morgan Chase 50%, Bank of Nova Scotia 50%, LOC) 0.25%, 8/05/10	1,850,000	1,850,000
Pittsburgh, PA, Water & Sewer Authority System, Refunding Revenue Bonds, (Series B-1) Weekly VRDNs, (FSA INS)/(JP Morgan Chase Bank) 0.28%, 8/05/10	500,000	500,000

TOTAL UTILITIES		$2,350,000

TOTAL PENNSYLVANIA		$34,790,000
TENNESSEE - 1.0%
DEVELOPMENT - 1.0%
Greeneville, TN, Industrial Development Board Refunding Revenue Bonds, Weekly VRDNs, (PET, Inc.)/(BNP Paribas, LOC) 0.30%, 8/05/10	1,285,000	1,285,000
UTAH - 2.2%
DEVELOPMENT - 1.4%
Emery County, UT, Pollution Control Revenue, Weekly VRDNs, (Pacificorp)/(BNP Paribus, LOC) 0.28%, 8/04/10	1,800,000	1,800,000
GENERAL REVENUE - 0.8%
Washington County-St. George Interlocal Agency, UT, Lease Refunding Revenue Bonds, Weekly VRDNs, (Bank of America N.A., LOC) 0.27%, 8/05/10	1,000,000	1,000,000

TOTAL UTAH		$2,800,000
WASHINGTON - 0.8%
TRANSPORTATION - 0.8%
Port of Tacoma, WA, Sub Lien (Series B) Daily VRDNs, (Bank of America N.A., LOC) 0.26%, 8/02/10	1,000,000	1,000,000

TOTAL SHORT-TERM MUNICIPAL BONDS (COST $95,370,000)		$95,370,000

TOTAL INVESTMENTS - 99.6% (COST $124,862,933)		$124,862,933
OTHER ASSETS LESS LIABILITIES - 0.4%		477,000

TOTAL NET ASSETS - 100.0%		$125,339,933

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$29,492,933	$—	$29,492,933
Short-Term Municipal Bonds	—	95,370,000	—	95,370,000

Total	$—	$124,862,933	$—	$124,862,933

MTB MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

July 31, 2010 (unaudited)

Description	Par Value	Value
4COMMERCIAL PAPER - 47.5%
ASSET-BACKED SECURITIES - 25.7%
[6,7]Atlantis One Funding Corp. 0.40%, 10/19/10	$75,000,000	$74,934,166
[6,7]Ciesco LLC 0.28%, 8/03/10	65,000,000	64,998,989
FCAR Owner Trust Series I 0.50%, 10/07/10	81,000,000	80,924,625
[6,7]Gemini Security Corp. LLC 0.33%, 8/02/10	72,000,000	71,999,340
Straight-A Funding LLC
[6,7]0.28%, 8/11/10	35,000,000	34,997,278
[6,7]0.34%, 10/05/10	35,000,000	34,978,514
[6,7]0.40%, 9/13/10	40,109,000	40,089,837

TOTAL ASSET-BACKED SECURITIES		$402,922,749
DIVERSIFIED FINANCIAL SERVICES - 8.0%
General Electric Capital Services 0.36%, 10/12/10	50,000,000	49,964,000
HSBC Finance Corp.
0.35%, 8/16/10	40,000,000	39,994,167
0.46%, 10/07/10	35,000,000	34,970,036

TOTAL DIVERSIFIED FINANCIAL SERVICES		$124,928,203
FINANCE-AUTO LOANS - 4.6%
Toyota Motor Credit Corp. 0.50%, 9/28/10	72,000,000	71,942,000
FINANCIAL SERVICES - 4.5%
Dexia Delaware LLC 0.65%, 10/26/10	70,000,000	69,891,305
OIL & GAS - 2.2%
Chevron Funding Corp. 0.18%, 8/12/10	35,000,000	34,998,075
PHARMACEUTICALS - 2.5%
[6,7]Johnson & Johnson 0.24%, 8/09/10	40,000,000	39,997,867

TOTAL COMMERCIAL PAPER (COST $744,680,199)		$744,680,199

CORPORATE BONDS - 8.6%
DIVERSIFIED FINANCIAL SERVICES - 5.4%
[1,6,7]American Honda Finance Corp. 0.53%, 8/24/10	85,000,000	85,000,000
BANKS - 3.2%
[1]Morgan Stanley 0.77%, 10/18/10	50,000,000	49,996,994

TOTAL CORPORATE BONDS (COST $134,996,994)		$134,996,994

U.S. GOVERNMENT AGENCY & OBLIGATIONS - 23.2%
FEDERAL FARM CREDIT BANK (FFCB) - 4.8%
[1]0.33%, 8/02/10	75,000,000	75,000,000
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 13.7%
[2]0.31%, 1/11/11	40,000,000	39,943,856
[1]0.51%, 9/30/10	100,000,000	100,000,973
[1]0.53%, 10/30/10	75,000,000	75,000,000

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$214,944,829
U.S. TREASURY BILL - 4.7%
[2]0.28%, 6/02/11	75,000,000	74,822,083

TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $364,766,912)		$364,766,912

REPURCHASE AGREEMENTS - 20.8%
Interest in $91,000,000 repurchase agreement 0.20%, dated 7/30/10 under which Deutsche Bank will repurchase U.S. Government securities with various maturities from 8/27/10 to 11/23/35 for $91,001,517 on 8/02/10. The market value of the underlying securities at the end of the period was $91,910,404.	91,000,000	91,000,000
Interest in $235,000,000 repurchase agreement 0.21%, dated 7/30/10 under which Barclays Bank will repurchase a U.S. Government security maturing on 8/31/11 for $235,004,113 on 8/02/10. The market value of the underlying security at the end of the period was $237,350,005.	235,000,000	235,000,000

TOTAL REPURCHASE AGREEMENTS (COST $326,000,000)		$326,000,000

TOTAL INVESTMENTS - 100.1% (COST $1,570,444,105)		$1,570,444,105
OTHER LIABILITIES LESS ASSETS - (0.1%)		(882,512)

TOTAL NET ASSETS - 100.0%		$1,569,561,593

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commercial Paper	$—	$744,680,199	$—	$744,680,199
Corporate Bonds	—	134,996,994	—	134,996,994
U.S. Government Agency & Obligations	—	364,766,912	—	364,766,912
Repurchase Agreements	—	326,000,000	—	326,000,000

Total	$—	$1,570,444,105	$—	$1,570,444,105

MTB PRIME MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

July 31, 2010 (unaudited)

Description	Par Value	Value
4 COMMERCIAL PAPER - 49.3%
ASSET-BACKED SECURITIES - 26.6%
[6,7]Atlantis One Funding Corp. 0.40%, 10/19/10	$15,000,000	$14,986,833
[6,7]Ciesco LLC 0.28%, 8/03/10	15,000,000	14,999,767
FCAR Owner Trust Series I 0.50%, 10/07/10	19,000,000	18,982,320
[6,7]Gemini Security Corp. LLC 0.33%, 8/02/10	18,000,000	17,999,835
Straight-A Funding LLC
[6,7]0.28%, 8/11/10	15,000,000	14,998,833
[6,7]0.34%, 10/05/10	20,000,000	19,987,722
[6,7]0.40%, 9/13/10	10,000,000	9,995,222

TOTAL ASSET-BACKED SECURITIES		$111,950,532
DIVERSIFIED FINANCIAL SERVICES - 8.3%
General Electric Capital Services 0.36%, 10/12/10	15,000,000	14,989,200
HSBC Finance Corp.
0.35%, 8/16/10	10,000,000	9,998,542
0.46%, 10/07/10	10,000,000	9,991,439

TOTAL DIVERSIFIED FINANCIAL SERVICES		$34,979,181
FINANCE-AUTO LOANS - 4.2%
Toyota Motor Credit Corp. 0.50%, 9/28/10	18,000,000	17,985,500
FINANCIAL SERVICES - 4.3%
Dexia Delaware LLC 0.65%, 10/26/10	18,000,000	17,972,050
OIL & GAS - 3.5%
Chevron Funding Corp. 0.18%, 8/12/10	15,000,000	14,999,175
PHARMACEUTICALS - 2.4%
[6,7]Johnson & Johnson 0.24%, 8/09/10	10,000,000	9,999,467

TOTAL COMMERCIAL PAPER (COST $207,885,905)		$207,885,905

CORPORATE BONDS - 6.4%
DIVERSIFIED FINANCIAL SERVICES - 3.5%
[1,6,7]American Honda Finance Corp. 0.53%, 8/24/10	15,000,000	15,000,000
BANKS - 2.9%
[1]Morgan Stanley 0.77%, 10/18/10	12,087,000	12,086,273

TOTAL CORPORATE BONDS (COST $27,086,273)		$27,086,273

U.S. GOVERNMENT AGENCY & OBLIGATIONS - 19.7%
FEDERAL FARM CREDIT BANK (FFCB) - 3.6%
[1]0.33%, 8/02/10	15,000,000	15,000,000
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 11.9%
[2]0.31%, 1/11/11	10,000,000	9,985,964
[1]0.51%, 9/30/10	25,000,000	25,000,243
[1]0.53%, 10/30/10	15,000,000	15,000,000

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$49,986,207
U.S. TREASURY BILL - 4.2%
[2]0.28%, 6/02/11	18,000,000	17,957,300

TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $82,943,507)		$82,943,507

REPURCHASE AGREEMENTS - 24.7%
Interest in $29,000,000 repurchase agreement 0.20%, dated 7/30/10 under which Deutsche Bank will repurchase U.S. Government securities with various maturities from 5/19/11 to 1/15/14 for $29,000,483 on 8/02/10. The market value of the underlying securities at the end of the period was $29,290,404.	29,000,000	29,000,000
Interest in $75,000,000 repurchase agreement 0.21%, dated 7/30/10 under which Barclays Bank will repurchase a U.S. Government security maturing on 2/15/13 for $75,001,313 on 8/02/10. The market value of the underlying security at the end of the period was $75,750,029.	75,000,000	75,000,000

TOTAL REPURCHASE AGREEMENTS (COST $104,000,000)		$104,000,000

TOTAL INVESTMENTS - 100.1% (COST $421,915,685)		$421,915,685
OTHER LIABILITIES LESS ASSETS - (0.1%)		(398,323)

TOTAL NET ASSETS - 100.0%		$421,517,362

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commercial Paper	$—	$207,885,905	$—	$207,885,905
Corporate Bonds	—	27,086,273	—	27,086,273
U.S. Government Agency & Obligations	—	82,943,507	—	82,943,507
Repurchase Agreements	—	104,000,000	—	104,000,000

Total	$—	$421,915,685	$—	$421,915,685

MTB NEW YORK TAX-FREE MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

July 31, 2010 (unaudited)

Description	Par Value	Value
4COMMERCIAL PAPER - 4.6%
NEW YORK - 4.6%
POWER - 4.6%
New York State Power Authority, (JP Morgan LOC) 0.26%, 9/08/10	$5,000,000	$5,000,000

TOTAL COMMERCIAL PAPER (COST $5,000,000)		$5,000,000

MUNICIPAL BONDS - 19.2%
NEW YORK - 19.2%
GENERAL OBLIGATIONS - 4.2%
Irondequoit, NY, GO Unlimited Notes, BANs, (Series A) 1.25%, 12/17/10	2,525,000	2,530,212
Wheatfield, NY, GO Unlimited Notes, BANs 1.75%, 2/10/11	2,010,000	2,017,828

TOTAL GENERAL OBLIGATIONS		$4,548,040
GENERAL REVENUE - 0.3%
Nassau County, NY, Interim Finance Authority, Refunding Revenue Bonds, (Series B), (Sales Tax Secured)/(NATL-RE) 5.00%, 11/15/10	300,000	303,883
SCHOOL DISTRICT - 13.4%
Alexander Central School District, NY, GO Unlimited, Refunding Bonds, (AGM State Aid Withholding) 5.00%, 6/15/11	645,000	668,457
Arlington Central School District, NY, GO Unlimited Notes, BANs, (State Aid Withholdings) 1.50%, 11/24/10	2,668,000	2,674,254
La Fargeville Central School District, NY, GO Unlimited Refunding Notes, BANs, (State Aid Withholding) 2.00%, 6/29/11	2,500,000	2,522,543
Lyncourt Union Free School District, NY, GO Unlimited Notes, BANs, (State Aid Withholding) 1.50%, 3/11/11	1,750,000	1,757,920
Middleburgh Central School District, NY, GO Unlimited, Refunding Bonds, (State Aid Withholding) 2.00%, 8/15/10	515,000	515,284
Monticello, NY, Central School District, GO Unlimited Refunding Revenue Notes, BANs, (Series A), (State Aid Withholding) 1.50%, 3/17/11	2,450,844	2,466,134
West Canada Valley Central School District, NY, GO Unlimited Notes, BANs, (State Aid Withholding) 2.00%, 6/24/11	2,500,000	2,524,385
Windsor Central School District, NY, GO Unlimited Refunding Notes, BANs, (State Aid Wighholding) 1.75%, 6/16/11	1,500,000	1,513,660

TOTAL SCHOOL DISTRICT		$14,642,637
TRANSPORTATION - 1.3%
New York State, Thruway Authority, Highway & Bridge Trust Fund, Refunding Revenue Bonds, (Series B), (AGM) 5.00%, 4/01/11	1,350,000	1,390,034

TOTAL NEW YORK		$20,884,594

TOTAL MUNICIPAL BONDS (COST $20,884,594)		$20,884,594

3SHORT-TERM MUNICIPAL BONDS - 75.8%
NEW YORK - 75.8%
DEVELOPMENT - 2.6%
New York City, NY, IDA, Civic Facility Revenue Bonds, Weekly VRDNs, (Casa Project)/(National Center for Addiction/Substance)/(Chase Manhattan Bank) 0.24%, 8/05/10	1,375,000	1,375,000
Ontario County, NY, IDA, (Series A) Weekly VRDNs, (Frederick Ferris Thompson Hospital)/(Key Bank of New York, LOC) 0.39%, 8/04/10	1,500,000	1,500,000

TOTAL DEVELOPMENT		$2,875,000
EDUCATION - 2.2%
Dutchess County, NY, IDA, Weekly VRDNs, (Trinity-Pawling School Corp.)/(PNC Bank, N.A., LOC) 0.26%, 8/05/10	2,340,000	2,340,000
GENERAL OBLIGATIONS - 36.6%
New York City, NY, (Series H-Subseries H-2) Daily VRDNs, (MBIA Insurance Corp. INS.)/(Wachovia Bank N.A. LOC), 0.30%, 8/02/10	2,700,000	2,700,000
New York City, NY, GO Bonds, (Series F-4) Weekly VRDNs, (Landesbank Hessen-Thuringen, LOC) 0.27%, 8/04/10	1,475,000	1,475,000
New York City, NY, GO Bonds, (Series F-6) Weekly VRDNs, (Morgan Guarantee Trust, LOC) 0.24%, 8/04/10	1,825,000	1,825,000
New York City, NY, GO Bonds, (Series I, Subseries I-4) Weekly VRDNs, (Bank of New York, LOC) 0.26%, 8/04/10	3,500,000	3,500,000
New York City, NY, GO Bonds, (Subseries A-4) Daily VRDNs, (Landesbank Baden Wurttemburgh, LOC) 0.31%, 8/02/10	3,295,000	3,295,000
New York City, NY, GO Bonds, (Subseries A-5) Weekly VRDNs, (Bank of Nova Scotia, LOC) 0.22%, 8/05/10	1,350,000	1,350,000
New York City, NY, GO Bonds, (Subseries A-6) Weekly VRDNs, (Landesbank Baden Wurttemburgh, LOC) 0.24%, 8/04/10	1,100,000	1,100,000
New York City, NY, GO Bonds, (Subseries H-2) Daily VRDNs, (Dexia Credit Local, LOC), 0.27%, 8/02/10	6,100,000	6,100,000
New York City, NY, GO Unlimited Bonds, (Subseries J-8) Daily VRDNs, (Landesbank Baden Wurttemburgh, LOC) 0.38%, 8/02/10	5,000,000	5,000,000
New York City, NY, GO Unlimited, (Series I-Subseries I-3) Daily VRDNs, (Bank of America N.A., LOC) 0.30%, 8/02/10	4,550,000	4,550,000
New York City, NY, GO Unlimited, (Subseries A-10) Daily VRDNs, (Morgan Guaranty Trust, LOC) 0.23%, 8/02/10	1,500,000	1,500,000
New York City, NY, GO Unlimited, (Subseries A-8) Daily VRDNs, (JP Morgan Chase) 0.20%, 8/02/10	1,000,000	1,000,000
New York City, NY, GO Unlimited, (Subseries B-2) Daily VRDNs, (Morgan Guaranty Trust) 0.23%, 8/02/10	1,500,000	1,500,000
New York City, NY, GO Unlimited, (Subseries H-4) Daily VRDNs, (Bank of New York, LOC) 0.20%, 8/02/10	4,950,000	4,950,000

TOTAL GENERAL OBLIGATIONS		$39,845,000
GENERAL REVENUE - 8.6%
New York City, NY, Transitional Finance Authority, (Series A-2) Weekly VRDNs, (Bank of Nova Scotia) 0.24%, 8/04/10	5,000,000	5,000,000
New York State, Local Government Assistance Corp., Revenue Bonds, (Series A) Weekly VRDNs, (GO of Corp.)/(Bayerische Landesbank/Westdeutsche Landesbank, LOC) 0.27%, 8/04/10	900,000	900,000
New York State, Local Government Assistance Corp., Revenue Bonds, (Series B) Weekly VRDNs, (GO of Corp.)/(Westdeutsche Landesbank/Bayerische Landesbank, LOC) 0.32%, 8/04/10	3,500,000	3,500,000

TOTAL GENERAL REVENUE		$9,400,000
HIGHER EDUCATION - 2.6%
New York State, Dormitory Authority, Revenues Nonstate Supported Debt, Remarketable Revenue Bonds, (Series A-1) Weekly VRDNs, (University of Rochester)/(Bank of America N.A., LOC) 0.24%, 8/04/10	1,500,000	1,500,000
New York State, Dormitory Authority, Revenues State Supported Debt, Refunding Revenue Bonds, (Series D) Weekly VRDNs, (City University of NY)/(TD Bank N.A., LOC) 0.22%, 8/05/10	1,300,000	1,300,000

TOTAL HIGHER EDUCATION		$2,800,000

HOUSING - 7.0%
[5]Albany, NY, IDA, Housing Revenue, AMT, (Series A) Weekly VRDNs, (South Mall Towers Project)/(FANNIE MAE) 0.27%, 8/05/10	2,600,000	2,600,000
[5]New York State, HFA Revenue Bond, AMT, (Series 2005-A) Weekly VRDNs, (L&M 93rd Street LLC)/(Landesbank Hessen-Thuringen, LOC) 0.28%, 8/04/10	5,000,000	5,000,000

TOTAL HOUSING		$7,600,000
MEDICAL - 5.3%
Nassau Health Care Corp., NY, Refunding Revenue Bonds, (Subseries B-2) Weekly VRDNs, (Nassau County GTD)/(TD Bank N.A., LOC) 0.20%, 8/05/10	5,720,000	5,720,000
POWER - 6.2%
Long Island Power Authority, NY, Electric System Revenue, (Subseries 3B) Daily VRDNs, (West LB, LOC) 0.22%, 8/02/10	900,000	900,000
New York State, Energy Research & Development Authority, Revenue Bonds, (Subseries A-1) Weekly VRDNs, (Consolidated Edison Co.)/(Wachovia Bank N.A., LOC) 0.22%, 8/04/10	5,800,000	5,800,000

TOTAL POWER		$6,700,000
TRANSPORTATION - 1.0%
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Subseries B-4) Weekly VRDNs, (GO of Authority)/(Landesbank Baden Wurttemburgh, LIQ) 0.30%, 8/05/10	1,100,000	1,100,000
WATER - 3.7%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Refunding Revenue Bonds, (Series F-2) Weekly VRDNs, (JP Morgan Chase Bank) 0.25%, 8/04/10	1,075,000	1,075,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, (Series F-1) Daily VRDNs, (Dexia Credit, LOC) 0.33%, 8/02/10	3,000,000	3,000,000

TOTAL WATER		$4,075,000

TOTAL NEW YORK		$82,455,000

TOTAL SHORT-TERM MUNICIPAL BONDS (COST $82,455,000)		$82,455,000

TOTAL INVESTMENTS - 99.6% (COST $108,339,594)		$108,339,594
OTHER ASSETS LESS LIABILITIES - 0.4%		395,182

TOTAL NET ASSETS - 100.0%		$108,734,776

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commercial Paper	$—	$5,000,000	$—	$5,000,000
Municipal Bonds	—	20,884,594	—	20,884,594
Short-Term Municipal Bonds	—	82,455,000	—	82,455,000

Total	$—	$108,339,594	$—	$108,339,594

MTB PENNSYLVANIA TAX-FREE MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

July 31, 2010 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS - 26.3%
NEW JERSEY - 1.4%
GENERAL OBLIGATIONS - 1.4%
Roselle Park, NJ, GO Unlimited, Refunding Bonds 4.00%, 4/01/11	$465,000	$474,687
NEW YORK - 3.1%
GENERAL OBLIGATIONS - 3.1%
Rockland County, NY, GO Unlimited Notes, BANs (Series B) 1.50%, 4/22/11	1,000,000	1,000,991
PENNSYLVANIA - 21.8%
DEVELOPMENT - 2.9%
Allegheny County, PA, IDA, Revenue Bonds, Mandatory Tender, (Animal Friends, Inc. Project)/(PNC Bank N.A., LOC) 0.70%, 7/01/11	955,000	955,000
FACILITIES - 3.0%
Pennsylvania State, Public School Building Authority, College Revenue Bonds, (Series A), (Harrisburg Area Community College)/(Assured GTY) 2.50%, 10/01/10	1,000,000	1,002,996
MEDICAL - 3.6%
Sayre Health Care Facilities Authority, PA, Refunding Revenue Bonds, (Series A), (Guthrie Healthcare System) 6.00%, 12/01/10	1,155,000	1,174,507
POLLUTION CONTROL - 3.1%
[5]Lancaster County Solid Waste Management Authority, PA, Resource Recovery System, Refunding Revenue Bonds, AMT, (Series A) 2.00%, 12/15/10	1,000,000	1,001,102
SCHOOL DISTRICT - 9.2%
Beaver Area School District, PA, GO Unlimited, Refunding Bonds (Series A), (AGM State Aid Withholding) 2.00%, 1/15/11	1,165,000	1,172,648
Milton, PA, Area School District, GO Unlimited Refunding Revenue Bonds, (Series AA), (AGM State Aid Withholding) 2.00%, 11/15/10	1,330,000	1,335,741
Philadelphia School District, PA, GO Unlimited Notes, TRANs, (Series A) 2.50%, 6/30/11	500,000	505,629

TOTAL SCHOOL DISTRICT		$3,014,018

TOTAL PENNSYLVANIA		$7,147,623

TOTAL MUNICIPAL BONDS (COST $8,623,301)		$8,623,301

3 SHORT-TERM MUNICIPAL BONDS - 73.7%
NEW YORK - 3.0%
GENERAL OBLIGATIONS - 3.0%
New York City, NY, GO Bonds, (Subseries H-2) Daily VRDNs, (Dexia Credit Local, LOC), 0.27%, 8/02/10	1,000,000	1,000,000
PENNSYLVANIA - 70.7%
DEVELOPMENT - 0.3%
Delaware County IDA, PA, Refunding Revenue Bonds, (Series G) Weekly VRDNs, (Resource Recovery Facility)/(General Electric Capital Corp.) 0.24%, 8/04/10	100,000	100,000
EDUCATION - 13.1%
Allentown, PA, Commercial and IDA, Daily VRDNs, (Diocese of Allentown)/(Wachovia Bank N.A., LOC) 0.25%, 8/02/10	1,900,000	1,900,000
Emmaus General Authority, PA, Local Government Revenue Bonds, (Pool B, Subseries B31) Weekly VRDNs, (U.S. Bank NA, LOC) 0.26%, 8/04/10	700,000	700,000
Emmaus General Authority, PA, Local Government Revenue Bonds, (Pool E, Subseries E25) Weekly VRDNs, (U.S. Bank NA, LOC) 0.26%, 8/04/10	700,000	700,000
Hazleton Area IDA, PA, Revenue Bonds, Weekly VRDNs, (MMI Preparatory School)/(PNC Bank N.A., LOC) 0.26%, 8/05/10	1,000,000	1,000,000

TOTAL EDUCATION		$4,300,000
FACILITIES - 5.2%
Delaware Valley Regional Financial Authority, Local Government Revenue, (Series A) Weekly VRDNs, (Bayerische Landesbank, LOC) 0.34%, 8/04/10	1,700,000	1,700,000
GENERAL REVENUE - 4.3%
Emmaus General Authority, PA, Revenue Bonds, Weekly VRDNs, (U.S. Bank NA, LOC)/(State Aid Withholding)/(GOVT-F-19-RMKT-11/3/03) 0.26%, 8/04/10	1,400,000	1,400,000
HIGHER EDUCATION - 7.5%
Pennsylvania State, Higher Education Facilities Authority, Revenue Bonds, (Series B) Weekly VRDNs, (Drexel University)/(Landesbank Hessen-Thuringen, LOC) 0.29%, 8/05/10	1,860,000	1,860,000
Pennsylvania State, University Revenue Bonds, (Series A) Weekly VRDNs, (Pennsylvania State University)/(GO of University)/(West Deutsche Landesbank), 0.23%, 8/05/10	600,000	600,000

TOTAL HIGHER EDUCATION		$2,460,000
MEDICAL - 20.7%
Bucks County, PA, IDA, Refunding Revenue Bonds, (Series A) Weekly VRDNs, (Grand View Hospital)/(TD Bank N.A., LOC) 0.22%, 8/05/10	900,000	900,000
Chester County, PA, HEFA, Revenue Bonds, (Series A) Weekly VRDNs, (Barclay Friends)/(Wachovia Bank N.A., LOC) 0.35%, 8/04/10	300,000	300,000
Geisinger Authority, PA, Health System Refunding Bonds, (Series A) Daily VRDNs, (Geisinger Health System Foundation)/(Bank of America N.A.) 0.25%, 8/02/10	700,000	700,000
Lehigh County, PA, General Purpose Hospital Revenue, Refunding Bonds, (Series C) Daily VRDNs, (Lehigh Valley Health Network)/(Bank of America N.A., LOC) 0.28%, 8/02/10	1,400,000	1,400,000
Philadelphia, PA, HEFA, Hospital Refunding Bonds, (Series A) Daily VRDNs, (Childrens Hospital Philadelphia)/(Fleet National Bank) 0.25%, 8/02/10	500,000	500,000
Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Hospital Refunding Revenue Bonds, (Series A) Daily VRDNs, (Childrens Hospital-Philadelphia)/(Wachovia Bank N.A.) 0.25%, 8/02/10	200,000	200,000
Southcentral General Authority, PA, Revenue Bonds, (Series D) Weekly VRDNs, (Wellspan Health Obligated Group)/(TD Bank N.A., LOC) 0.22%, 8/04/10	1,500,000	1,500,000
Wilkins Area, PA, IDA, Refunding Revenue Bonds, (Series B) Weekly VRDNs, (Fairview Extended Care Services)/(Bank of America N.A. LOC) 0.40%, 8/05/10	1,300,000	1,300,000

TOTAL MEDICAL		$6,800,000
NURSING HOMES - 3.0%
Allegheny County IDA, PA, Health & Housing Facilities, Refunding Revenue Bonds, (Series A) Daily VRDNs, (PNC Bank N.A., LOC) 0.23%, 8/02/10	500,000	500,000
Lancaster County, PA, Hospital Authority Refunding Revenue Bonds, (Series A) Daily VRDNs, (Masonic Homes of Grand Lodge)/(Wells Fargo Bank N.A., LOC) 0.25%, 8/02/10	475,000	475,000

TOTAL NURSING HOMES		$975,000
POLLUTION CONTROL - 7.3%

Beaver County, PA, IDA, Refunding Revenue Bonds, Daily VRDNs, (Firstenergy Generation)/(Barclays Bank PLC, LOC) 0.25%, 8/02/10	1,300,000	1,300,000
Beaver County, PA, IDA, Refunding Revenue Bonds, Daily VRDNs, (Firstenergy Nuclear Generation)/(Barclays Bank PLC, LOC) 0.27%, 8/02/10	400,000	400,000
Delaware County, PA, IDA, Refunding Revenue Bonds, (Series G) Weekly VRDNs, (General Electric Capital Corp.) 0.24%, 8/04/10	700,000	700,000

TOTAL POLLUTION CONTROL		$2,400,000
TRANSPORTATION - 4.1%
Delaware River Joint Toll Bridge Commission, PA, Bridge Revenue Bonds, (Series B-1) Weekly VRDNs, (Dexia Credit Local, LOC) 0.28%, 8/05/10	700,000	700,000
Delaware River Port Authority, PA, PA & NJ Refunding Revenue Bonds, (Series B) Weekly VRDNs, (TD Bank N.A., LOC) 0.22%, 8/05/10	655,000	655,000

TOTAL TRANSPORTATION		$1,355,000
UTILITIES - 5.2%
Philadelphia, PA, Authority for Industrial Development, Refunding Revenue Bonds, (Series A2) Weekly VRDNs, (JP Morgan Chase 50%, Bank of Nova Scotia 50%, LOC) 0.25%, 8/05/10	1,000,000	1,000,000
Pittsburgh, PA, Water & Sewer Authority System, Refunding Revenue Bonds, (Series B-1) Weekly VRDNs, (FSA INS)/(JP Morgan Chase Bank) 0.28%, 8/05/10	700,000	700,000

TOTAL UTILITIES		$1,700,000

TOTAL PENNSYLVANIA		$23,190,000

TOTAL SHORT-TERM MUNICIPAL BONDS (COST $24,190,000)		$24,190,000

TOTAL INVESTMENTS - 100.0% (COST $32,813,301)		$32,813,301
OTHER ASSETS LESS LIABILITIES - 0.0%**		8,401

TOTAL NET ASSETS - 100.0%		$32,821,702

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$8,623,301	$—	$8,623,301
Short-Term Municipal Bonds	—	24,190,000	—	24,190,000

Total	$—	$32,813,301	$—	$32,813,301

(1)	Floating rate note with current rate and next reset date shown.
(2)	Zero coupon security. The rate shown reflects the effective yield at purchase date.
(3)	Current rate and next reset date shown for Variable Rate Demand Notes.
(4)	Discount rate at time of purchase.
(5)	At July 31, 2010, 10.8% of the total investments at market value were subject to the alternative minimum tax for MTB Tax-Free Money Market Fund, 7.0% for MTB New York Tax-Free Money Market Fund and 3.1% for MTB Pennsylvania Tax-Free Money Market Fund.
(6)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2010, these liquid restricted securities were as follows:

MTB Fund	Amount	Percentage of Total Net Assets
MTB U.S. Government Money Market Fund	499,796,842	23.0%
MTB Money Market Fund	446,995,991	28.5%
MTB Prime Money Market Fund	117,967,679	28.0%

(7)	Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities were as follows:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
MTB U.S. Government Money Market Fund
Straight-A Funding LLC	06/07/2010	99,897,278	99,962,972
Straight-A Funding LLC	06/22/2010	49,950,000	49,972,222
Straight-A Funding LLC	07/06/2010	49,955,292	49,968,653
Straight-A Funding LLC	06/18/2010	49,951,667	49,976,111
Straight-A Funding LLC	07/16/2010	99,923,500	99,938,611
Straight-A Funding LLC	07/20/2010	49,957,500	49,963,167
Straight-A Funding LLC	05/18/2010	50,006,284	50,047,995
Straight-A Funding LLC	07/06/2010	49,953,750	49,967,111
			499,796,842	23.0%
MTB Money Market Fund
American Honda Finance Corp.	11/19/2009	85,000,000	85,000,000
Atlantis One Funding Corp.	04/21/2010	74,849,167	74,934,166
Ciesco LLC	02/02/2010	64,907,989	64,998,989
Gemini Security Corp. LLC	06/30/2010	71,978,220	71,999,340
Johnson & Johnson	12/29/2009	39,940,533	39,997,867
Straight-A Funding LLC	06/18/2010	40,070,228	40,089,837
Straight-A Funding LLC	07/01/2010	34,988,839	34,997,278
Straight-A Funding LLC	07/16/2010	34,973,225	34,978,514
			446,995,991	28.5%
MTB Prime Money Market Fund
American Honda Finance Corp.	11/19/2009	15,000,000	15,000,000
Atlantis One Funding Corp.	04/21/2010	14,969,833	14,986,833
Ciesco LLC	02/02/2010	14,978,767	14,999,767
Gemini Security Corp. LLC	06/30/2010	17,994,555	17,999,835
Johnson & Johnson	12/29/2009	9,985,133	9,999,467
Straight-A Funding LLC	06/18/2010	9,990,333	9,995,222
Straight-A Funding LLC	07/01/2010	14,995,217	14,998,833
Straight-A Funding LLC	07/16/2010	19,984,700	19,987,722
			117,967,679	28.0%

**	Represents less than 0.05%.

The following acronyms are used throughout this report:

AMT	-	Alternative Minimum Tax (subject to)
BANs	-	Bond Anticipation Notes
COL	-	Collateralized
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance Inc.
GO	-	General Obligation
GTD	-	Guaranteed
HEFA	-	Health & Education Facility Authority
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
IDB	-	Industrial Development Bank
INS	-	Insured
INSTN	-	Institutional
LIQ	-	Liquidity Agreement
LLC	-	Limited Liability Corporation
LOC	-	Letter of Credit
LP	-	Limited Partnership
MBIA	-	Municipal Bond Investors Assurance
MFH	-	Multi-Family Housing
TRANs	-	Tax & Revenue Anticipation Notes
VRDNs	-	Variable Rate Demand Notes

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Funds’ audited Annual Report or Semi-Annual Report. These reports include additional information about the Funds’ security valuation policies and about certain security types invested in by the Funds.

MTB SHORT DURATION GOVERNMENT BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2010 (unaudited)

Description	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 44.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 21.1%
Series 2003-2580, Class JB, 4.00%, 12/15/16	$528,601	$531,630
Series 2003-2617, Class GB, 4.00%, 6/15/16	485,224	493,209
Series 2003-2640, Class TL, 4.00%, 11/15/26	437,716	439,914
Series 2004-2765, Class JH, 3.00%, 5/15/19	116,218	116,883
Series 2005-3062, Class LU, 5.50%, 10/15/16	5,281,436	5,812,370
Series 2005-3074, Class BG, 5.00%, 9/15/33	3,904,448	4,133,347
Series 2005-3081, Class CB, 5.00%, 5/15/21	5,000,000	5,084,029
Series 2009-3116, Class PB, 5.00%, 6/15/29	1,500,000	1,535,305
Series 2006-3196, Class PA, 5.25%, 8/15/11	2,483,291	2,530,854
Series 2009-3610, Class AB, 1.40%, 12/15/14	2,585,373	2,612,783

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$23,290,324
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 5.2%
Series 1992-43, Class E, 7.50%, 4/25/22	5,592	5,621
Series 2002-83, Class GM, 5.00%, 5/25/16	181,905	181,988
Series 2003-45, Class AB, 3.75%, 5/25/33	471,981	481,553
Series 2004-55, Class LA, 4.50%, 6/25/21	4,969,163	5,035,786

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$5,704,948
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 17.9%
Series 2003-10, Class PV, 5.50%, 1/20/14	4,580,116	4,902,399
Series 2004-65, Class PA, 4.50%, 9/20/32	871,033	882,411
Series 2005-20, Class VA, 5.00%, 6/16/16	4,123,259	4,374,380
Series 2005-44, Class PC, 5.00%, 12/20/33	4,062,006	4,361,779
Series 2010-91, Class PA, 3.00%, 8/20/31	5,000,000	5,187,500

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$19,708,469

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $47,003,176)		$48,703,741

CORPORATE BONDS - 13.4%
BANKS - 4.7%
Ally Financial, Inc., FDIC Guaranteed, 2.20%, 12/19/12	5,000,000	5,165,481
DIVERSIFIED FINANCIAL SERVICES - 8.7%
[1]Bear Stearns Cos. LLC, Series CPI&, Sr. Unsubordinated, 3.90%, 8/10/10	1,032,000	1,053,393
Citigroup Funding, Inc., FDIC Guaranteed, 1.88%, 10/22/12	5,000,000	5,123,795
[2]Sallie Mae, Inc., Sr. Unsecured, 4.34%, 10/03/22	5,595,000	3,425,843

TOTAL DIVERSIFIED FINANCIAL SERVICES		$9,603,031

TOTAL CORPORATE BONDS (COST $14,361,276)		$14,768,512

GOVERNMENT AGENCIES - 31.3%
FEDERAL FARM CREDIT BANK (FFCB) - 6.9%
4.50%, 10/17/12	7,000,000	7,577,331
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 4.5%
0.63%, 5/18/12	5,000,000	5,003,374
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 19.9%
[2]0.09%, 8/02/10	2,100,000	2,099,989
[2]0.10%, 8/02/10	1,155,000	1,154,994
[2]0.13%, 8/03/10	500,000	499,994
5.25%, 8/01/12	6,500,000	7,019,142
1.75%, 8/10/12	3,000,000	3,066,234
2.13%, 4/26/13	5,000,000	5,020,689
1.25%, 8/20/13	3,000,000	3,023,395

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$21,884,437

TOTAL GOVERNMENT AGENCIES (COST $34,279,059)		$34,465,142
MORTGAGE-BACKED SECURITIES - 0.1%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 0.0%**
Pool 521605, 9.00%, 6/01/22	39,299	42,087
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.1%
Pool 203632, 8.50%, 2/15/17	4,424	4,847
Pool 306066, 8.50%, 7/15/21	8,243	9,140
Pool 307983, 8.50%, 7/15/21	54,333	60,721
Pool 341948, 8.50%, 1/15/23	17,259	18,986

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$93,694

TOTAL MORTGAGE-BACKED SECURITIES (COST $130,939)		$135,781
U.S. TREASURY - 4.5%
U.S. TREASURY NOTE - 4.5%
0.63%, 7/31/12	5,000,000	5,007,813

TOTAL U.S. TREASURY (COST $5,001,253)		$5,007,813

MONEY MARKET FUND - 4.9%
[8]Dreyfus Government Cash Management Fund, Institutional Shares, 0.08%	5,363,909	5,363,909

TOTAL MONEY MARKET FUND (COST $5,363,909)		$5,363,909

TOTAL INVESTMENTS - 98.4% (COST $106,139,612)		$108,444,898
OTHER ASSETS LESS LIABILITIES - 1.6%		1,799,914

TOTAL NET ASSETS - 100.0%		$110,244,812

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $2,305,286. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,365,148 and net unrealized depreciation from investments for those securities having an excess of cost over value of $59,862.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$48,703,741	$—	$48,703,741
Corporate Bonds	—	14,768,512	—	14,768,512
Government Agencies	—	34,465,142	—	34,465,142
Mortgage-Backed Securities	—	135,781	—	135,781
U.S. Treasury	—	5,007,813	—	5,007,813
Money Market Fund	5,363,909	—	—	5,363,909

Total	$5,363,909	$103,080,989	$—	$108,444,898

MTB SHORT-TERM CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2010 (unaudited)

Description	Par Value	Value
ADJUSTABLE RATE MORTGAGE - 0.0%**
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 0.0%**
[1]Pool 399251, 3.07%, 8/01/10	71	74

TOTAL ADJUSTABLE RATE MORTGAGE (COST $71)		$74

ASSET-BACKED SECURITIES - 2.2%
FINANCIAL SERVICES - 2.2%
BMW Vehicle Lease Trust, Series 2009-1, Class A2, 2.04%, 4/15/11	142,377	142,468
Ford Credit Auto Owner Trust, Series 2009-D, Class A2, 1.21%, 1/15/12	367,900	368,644
Honda Auto Receivables Owner Trust, Series 2009-3, Class A2, 1.50%, 8/15/11	562,786	564,015
Hyundai Auto Receivables Trust, Series 2009-A, Class A2, 1.11%, 2/15/12	427,852	428,691
Nissan Auto Lease Trust, Series 2009-A, Class A2, 2.01%, 4/15/11	303,723	304,062
Nissan Auto Lease Trust, Series 2009-B, Class A2, 1.22%, 9/15/11	780,640	781,329

TOTAL FINANCIAL SERVICES		$2,589,209

TOTAL ASSET-BACKED SECURITIES (COST $2,585,118)		$2,589,209

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 3.7%
Series 1920, Class H, 7.00%, 1/15/12	41,301	42,686
Series 2003-2632, Class A, 4.00%, 1/15/18	1,103,074	1,158,063
Series 2003-2643, Class LB, 4.50%, 7/15/16	515,972	529,669
Series 2003-2643, Class DA, 4.00%, 3/15/28	750,000	763,248
Series 2003-2649, Class KA, 4.50%, 7/15/18	500,856	527,608
Series 2003-2716, Class UA, 4.50%, 7/15/20	553,600	559,082
Series 2004-2798, Class J, 4.50%, 4/15/17	338,729	347,480
Series 2005-2915, Class KP, 5.00%, 11/15/29	90,000	93,001
Series 2005-2938, Class DB, 5.00%, 11/15/28	68,345	69,516
Series 2005-3075, Class TP, 5.50%, 1/15/30	100,000	105,343

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$4,195,696
WHOLE LOAN - 0.4%
GSR Mortgage Loan Trust Series 2006-2F, Class 2A15, 5.75%, 2/25/36	418,021	417,381
Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A8, 4.75%, 11/25/18	104,401	105,192

TOTAL WHOLE LOAN		$522,573

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $4,674,820)		$4,718,269

4COMMERCIAL PAPER - 3.5%
ASSET-BACKED SECURITIES - 0.4%
FCAR Owner Trust Series I, 0.52%, 11/02/10	500,000	499,510

COMPUTERS - 1.3%
[6,7]Hewlett-Packard Co., 0.20%, 8/16/10	1,500,000	1,499,867

ELECTRIC - 1.8%
[6,7]Consolidated Edison Co., 0.35%, 8/02/10	1,000,000	999,980
[6,7]Pacific Gas & Electric Co., 0.40%, 8/18/10	1,000,000	999,800

TOTAL ELECTRIC		$1,999,780

TOTAL COMMERCIAL PAPER (COST $3,999,005)		$3,999,157

CORPORATE BONDS - 86.3%
AEROSPACE & DEFENSE - 0.9%
[6,7]BAE Systems Holdings, Inc., Company Guaranteed, 4.75%, 8/15/10	1,000,000	1,001,344
AUTO MANUFACTURERS - 0.2%
[6,7]Hyundai Motor Manufacturing Czech Sro, Company Guaranteed, 4.50%, 4/15/15	250,000	255,055

BANKS - 7.6%
[12]American Express Bank FSB, Series BKN1, Sr. Unsecured, 5.55%, 10/17/12	1,000,000	1,081,793
[12]Bank of America Corp., Sr. Unsecured, 7.38%, 5/15/14	500,000	573,269
[1]BankBoston Capital Trust III, Limited Guarantee, 1.29%, 9/15/10	240,000	163,015
BB&T Corp., Subordinated, 6.50%, 8/01/11	1,000,000	1,050,241
BB&T Corp., Sr. Unsecured, 5.70%, 4/30/14	1,000,000	1,113,727
Capital One Financial Corp., Sr. Unsecured, 7.38%, 5/23/14	250,000	291,408
Credit Suisse, Sr. Unsecured, MTN, 3.45%, 7/02/12	1,000,000	1,036,038
Goldman Sachs Group, Inc., Sr. Notes, 3.70%, 8/01/15	1,000,000	1,014,400
Merrill Lynch & Co., Inc., Sr. Unsecured, MTN, 6.15%, 4/25/13	1,000,000	1,091,455
National City Bank, Subordinated, BKNT, 6.25%, 3/15/11	1,000,000	1,025,500
[12]Wells Fargo & Co., Sr. Notes, 3.63%, 4/15/15	250,000	261,013

TOTAL BANKS		$8,701,859

BEVERAGES - 4.8%
Anheuser-Busch Cos., Inc., Sr. Unsecured, 6.00%, 4/15/11	1,000,000	1,034,909
[6,7]Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed, 2.50%, 3/26/13	1,000,000	1,018,507
[1]Coca-Cola Enterprises, Inc., Sr. Unsecured, 0.95%, 8/06/10	1,000,000	1,004,734
[12]Diageo Capital PLC, Company Guaranteed, 5.20%, 1/30/13	1,000,000	1,091,392
Diageo Finance BV, Company Guaranteed, 3.88%, 4/01/11	350,000	357,213
Dr Pepper Snapple Group, Inc., Company Guaranteed, 2.35%, 12/21/12	1,000,000	1,021,220

TOTAL BEVERAGES		$5,527,975

BUILDING MATERIALS - 0.9%
Masco Corp., Sr. Unsecured, 5.88%, 7/15/12	1,000,000	1,039,333

CAPITAL MARKETS - 0.9%
Jefferies Group, Inc., Sr. Unsecured, 7.75%, 3/15/12	1,000,000	1,080,028

CHEMICALS - 2.6%
Dow Chemical Co., Sr. Unsecured, 7.60%, 5/15/14	250,000	292,359
Potash Corp. of Saskatchewan, Inc., Sr. Unsecured, 7.75%, 5/31/11	2,550,000	2,686,834

TOTAL CHEMICALS		$2,979,193

COMPUTERS - 1.8%
Hewlett-Packard Co., Sr. Unsecured, 4.25%, 2/24/12	1,000,000	1,054,766
[12]International Business Machines Corp., Sr. Unsecured, 2.10%, 5/06/13	1,000,000	1,033,054

TOTAL COMPUTERS		$2,087,820

COSMETICS/PERSONAL CARE - 0.9%
Procter & Gamble International Funding SCA, Company Guaranteed, 1.35%, 8/26/11	1,000,000	1,007,155

DIVERSIFIED FINANCIAL SERVICES - 8.3%
Boeing Capital Corp., Sr. Unsecured, 6.10%, 3/01/11	900,000	929,074
12BP Capital Markets PLC, Company Guaranteed, 1.55%, 8/11/11	250,000	245,342
Capital One Bank USA NA, Subordinated, 6.50%, 6/13/13	1,000,000	1,110,491
Caterpillar Financial Services Corp., Sr. Unsecured, MTN, 2.75%, 6/24/15	500,000	516,593
Ford Motor Credit Co. LLC, Sr. Unsecured, 7.25%, 10/25/11	1,000,000	1,037,500
General Electric Capital Corp., Sr. Unsecured, MTN, 4.88%, 10/21/10	1,000,000	1,009,653
12IBM International Group Capital LLC, Company Guaranteed, 5.05%, 10/22/12	1,000,000	1,093,442
John Deere Capital Corp., Sr. Unsecured, MTN, 4.90%, 9/09/13	500,000	552,994
[6,7]MassMutual Global Funding II, Sr. Secured, 2.88%, 4/21/14	1,000,000	1,024,700
[6,7]MassMutual Global Funding II, Sr. Unsecured, 3.63%, 7/16/12	500,000	520,136
SLM Corp., Sr. Unsecured, 5.45%, 4/25/11	1,000,000	1,003,921
Textron Financial Corp., Sr. Unsecured, 5.13%, 11/01/10	500,000	503,403

TOTAL DIVERSIFIED FINANCIAL SERVICES		$9,547,249

ELECTRIC - 1.6%
Consolidated Edison Co of New York, Inc., Series 00-B, Sr. Unsecured, 7.50%, 9/01/10	675,000	678,888
Progress Energy, Inc., Sr. Unsecured, 7.10%, 3/01/11	305,000	315,614
Rochester Gas & Electric Corp., Series TT, 1st Mortgage, 6.95%, 4/01/11	800,000	831,263

TOTAL ELECTRIC		$1,825,765
ELECTRONICS - 0.9%
Agilent Technologies, Inc., Sr. Unsecured, 4.45%, 9/14/12	1,000,000	1,052,849
FINANCIAL SERVICES - 0.5%
Boeing Capital Corp., Sr. Unsecured, 7.38%, 9/27/10	550,000	555,670
FOOD - 9.4%
ConAgra Foods, Inc., Sr. Unsecured, 7.88%, 9/15/10	69,000	69,554
[12]ConAgra Foods, Inc., Sr. Unsecured, 6.75%, 9/15/11	1,400,000	1,486,687
HJ Heinz Finance Co., Company Guaranteed, 6.63%, 7/15/11	3,250,000	3,426,707
Kellogg Co., Series B, Sr. Unsecured, 6.60%, 4/01/11	1,000,000	1,038,457
[1]Kraft Foods, Inc., Sr. Unsecured, 0.93%, 8/11/10	1,000,000	1,000,132
Kraft Foods, Inc., Sr. Unsecured, 5.63%, 11/01/11	400,000	421,519
Kroger Co., Company Guaranteed, 6.80%, 4/01/11	1,000,000	1,039,428
[12]Kroger Co., Company Guaranteed, 5.50%, 2/01/13	250,000	273,854
Unilever Capital Corp., Company Guaranteed, 7.13%, 11/01/10	1,000,000	1,015,856
[6,7]WM Wrigley Jr. Co., Company Guaranteed, 3.70%, 6/30/14	1,000,000	1,024,757

TOTAL FOOD		$10,796,951
HOME BUILDERS - 0.6%
Dr Horton, Inc., Company Guaranteed, 5.38%, 6/15/12	680,000	690,200
HOUSEHOLD PRODUCTS - 0.9%
Fortune Brands, Inc., Sr. Unsecured, 3.00%, 6/01/12	1,000,000	1,017,672
INSURANCE - 2.5%
[6,7]Metropolitan Life Global Funding I, Sr. Secured, 2.50%, 1/11/13	1,000,000	1,017,181
[12]Prudential Financial, Inc., Sr. Unsecured, MTN, 3.63%, 9/17/12	750,000	777,794
Prudential Financial, Inc., Sr. Unsecured, MTN, 2.75%, 1/14/13	1,000,000	1,016,698

TOTAL INSURANCE		$2,811,673
MEDIA - 2.8%
[12]Comcast Cable Communications LLC, Sr. Unsecured, 6.75%, 1/30/11	1,000,000	1,029,311
COX Communications, Inc., Sr. Unsecured, 7.75%, 11/01/10	1,000,000	1,015,862
[12]Time Warner Cable, Inc., Company Guaranteed, 7.50%, 4/01/14	1,000,000	1,176,055

TOTAL MEDIA		$3,221,228
METALS & MINING - 2.5%
Vale Inco Ltd., Unsubordinated, 7.75%, 5/15/12	525,000	575,001
Xstrata Canada Corp., Company Guaranteed, 7.35%, 6/05/12	750,000	813,025
Xstrata Canada Corp., Company Guaranteed, 7.25%, 7/15/12	710,000	773,000
[6,7]Xstrata Finance Canada Ltd., Company Guaranteed, 5.50%, 11/16/11	618,000	643,011

TOTAL METALS & MINING		$2,804,037
MISCELLANEOUS MANUFACTURING - 1.4%
General Electric Co., Sr. Unsecured, 5.00%, 2/01/13	1,000,000	1,088,378
ITT Corp., Sr. Unsecured, 4.90%, 5/01/14	500,000	547,497

TOTAL MISCELLANEOUS MANUFACTURING		$1,635,875
MULTI-UTILITIES - 0.4%
CenterPoint Energy, Inc., Series B, Sr. Unsecured, 7.25%, 9/01/10	500,000	502,073
OFFICE/BUSINESS EQUIPMENT - 1.0%
Xerox Corp., Sr. Unsecured, 6.40%, 3/15/16	1,000,000	1,145,026
OIL & GAS - 7.6%
[12]Anadarko Finance Co., Series B, Company Guaranteed, 6.75%, 5/01/11	500,000	507,812
[12]Apache Corp., Sr. Unsecured, 6.25%, 4/15/12	1,000,000	1,080,034
Conoco Funding Co., Company Guaranteed, 6.35%, 10/15/11	1,000,000	1,065,621
Devon Financing Corp. ULC, Company Guaranteed, 6.88%, 9/30/11	1,000,000	1,064,425
[6,7]Dolphin Energy Ltd., Sr. Secured, 5.89%, 6/15/19	479,650	500,353
Sempra Energy, Sr. Unsecured, 8.90%, 11/15/13	1,420,000	1,698,231
Valero Energy Corp., Company Guaranteed, 6.88%, 4/15/12	1,000,000	1,078,173
XTO Energy, Inc., Sr. Unsecured, 5.00%, 8/01/10	1,000,000	1,000,113
XTO Energy, Inc., Sr. Unsecured, 7.50%, 4/15/12	590,000	655,345

TOTAL OIL & GAS		$8,650,107
OIL & GAS FIELD SERVICES - 0.9%
Burlington Resources Finance Co., Company Guaranteed, 6.68%, 2/15/11	1,000,000	1,031,179
OIL & GAS SERVICES - 2.7%
Halliburton Co., Sr. Unsecured, 5.50%, 10/15/10	3,000,000	3,030,887
PIPELINES - 1.4%
Enterprise Products Operating LLC, Series G, Company Guaranteed, 5.60%, 10/15/14	1,000,000	1,113,534
Plains All American Pipeline LP, Company Guaranteed, 4.25%, 9/01/12	500,000	529,213

TOTAL PIPELINES		$1,642,747
REAL ESTATE INVESTMENT TRUSTS (REIT) - 6.3%
AvalonBay Communities, Inc., Sr. Unsecured, MTN, 6.13%, 11/01/12	1,000,000	1,094,013
CommonWealth REIT, Sr. Unsecured, 5.75%, 2/15/14	1,000,000	1,052,587
HCP, Inc., Sr. Unsecured, MTN, 5.95%, 9/15/11	1,000,000	1,041,562
HCP, Inc., Sr. Unsecured, 6.45%, 6/25/12	385,000	410,335
HCP, Inc., Sr. Unsecured, 5.65%, 12/15/13	500,000	534,265
Mack-Cali Realty LP, Sr. Unsecured, 7.75%, 2/15/11	865,000	891,048
Simon Property Group LP, Sr. Unsecured, 5.30%, 5/30/13	1,000,000	1,090,527
Vornado Realty LP, Sr. Unsecured, 5.60%, 2/15/11	1,025,000	1,043,265

TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		$7,157,602
RETAIL - 4.5%
Home Depot, Inc., Sr. Unsecured, 5.20%, 3/01/11	1,000,000	1,026,579
12McDonald’s Corp., Sr. Unsecured, 6.00%, 4/15/11	1,040,000	1,076,305
Staples, Inc., Company Guaranteed, 7.75%, 4/01/11	500,000	522,824
Staples, Inc., Company Guaranteed, 7.38%, 10/01/12	625,000	692,272
Yum! Brands, Inc., Sr. Unsecured, 8.88%, 4/15/11	1,780,000	1,873,700

TOTAL RETAIL		$5,191,680
TELECOMMUNICATIONS - 7.2%
AT&T Corp., Company Guaranteed, 7.30%, 11/15/11	500,000	539,775
12AT&T, Inc., Sr. Unsecured, 2.50%, 8/15/15	1,000,000	1,008,330
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecured, 3.75%, 5/20/11	1,600,000	1,641,506
Centurylink, Inc., Series H, Sr. Unsecured, 8.38%, 10/15/10	1,000,000	1,013,964
Cisco Systems, Inc., Sr. Unsecured, 5.25%, 2/22/11	250,000	256,878
Deutsche Telekom International Finance BV, Company Guaranteed, 5.38%, 3/23/11	1,000,000	1,027,835
New Cingular Wireless Services, Inc., Company Guaranteed, 8.13%, 5/01/12	1,000,000	1,121,593
Sprint Capital Corp., Company Guaranteed, 7.63%, 1/30/11	614,000	632,420
Telecom Italia Capital SA, Company Guaranteed, 6.20%, 7/18/11	1,000,000	1,040,234

TOTAL TELECOMMUNICATIONS		$8,282,535

TRANSPORTATION - 2.3%
Burlington Northern Santa Fe LLC, Sr. Unsecured, 7.13%, 12/15/10	1,000,000	1,024,374
[12]Canadian National Railway Co., Sr. Unsecured, 6.38%, 10/15/11	1,000,000	1,064,051
Union Pacific Corp., Sr. Unsecured, 6.50%, 4/15/12	536,000	581,608

TOTAL TRANSPORTATION		$2,670,033

TOTAL CORPORATE BONDS (COST $97,164,714)		$98,942,800

U.S. TREASURY - 1.9%
INFLATION INDEXED BONDS - 0.1%
3.50%, 1/15/11	100,000	127,105
U.S. TREASURY NOTE - 1.8%
1.00%, 4/30/12	500,000	504,336
[12]1.13%, 6/15/13	1,500,000	1,514,297

TOTAL U.S. TREASURY NOTE		$2,018,633

TOTAL U.S. TREASURY (COST $2,131,185)		$2,145,738

REPURCHASE AGREEMENT - 0.9%

Interest in $997,302 repurchase agreement 0.20%, dated 7/30/10 under which Credit Suisse First Boston LLC will repurchase a U.S. Government security maturing on 12/15/12 for $997,319 on 8/02/10. The market value of the underlying securities at the end of the period was $1,020,871.

(COST $997,302)	997,302	$997,302

TOTAL INVESTMENTS IN SECURITIES - 98.9% (COST $111,552,215)		$113,392,549

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 10.1%[13]
REPURCHASE AGREEMENTS - 10.1%
Interest in $3,756,000 repurchase agreement 0.20%, dated 7/30/10 under which Goldman Sachs & Co., will repurchase a U.S. Government security maturing on 2/23/11 for $3,756,063 on 8/02/10. The market value of the underlying securities at the end of the period was $3,831,158.	3,756,000	3,756,000
Interest in $7,801,000 repurchase agreement 0.23%, dated 7/30/10 under which Mizuho Securities USA Inc. will repurchase U.S. Government securities with various maturities from 12/01/20 to 7/01/39 for $7,801,150 on 8/02/10. The market value of the underlying securities at the end of the period was $7,957,020.	7,801,000	7,801,000

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $11,557,000)		$11,557,000

TOTAL INVESTMENTS - 109.0% (COST $123,109,215)		$124,949,549
COLLATERAL FOR SECURITIES ON LOAN - (10.1%)		(11,557,000)
OTHER LIABILITIES LESS ASSETS - 1.1%		1,235,047

TOTAL NET ASSETS - 100.0%		$114,627,596

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $1,840,334. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,989,054 and net unrealized depreciation from investments for those securities having an excess of cost over value of $148,720.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Adjustable Rate Mortgage	$—	$74	$—	$74
Asset-Backed Securities	—	2,589,209	—	2,589,209
Collateralized Mortgage Obligations	—	4,718,269	—	4,718,269
Commercial Paper	—	3,999,157	—	3,999,157
Corporate Bonds	—	98,942,800	—	98,942,800
U.S. Treasury	—	2,145,738	—	2,145,738
Repurchase Agreements	—	12,554,302	—	12,554,302

Total	$—	$124,949,549	$—	$124,949,549

MTB U.S. GOVERNMENT BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2010 (unaudited)

Description	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 2.2%
2.88%, 2/09/15	500,000	528,183
Series 1920, Class H, 7.00%, 1/15/12	82,602	85,372
Series 1988-6, Class C, 9.05%, 6/15/19	25,626	28,647
Series 1989-112, Class I, 6.50%, 1/15/21	4,829	5,219
Series 1990-136, Class E, 6.00%, 4/15/21	13,639	14,659
Series 1990-141, Class D, 5.00%, 5/15/21	5,058	5,345
Series 1993-1577, Class PK, 6.50%, 9/15/23	279,000	303,448
Series 1993-1644, Class K, 6.75%, 12/15/23	176,000	197,564
Series 1994-1666, Class H, 6.25%, 9/15/23	227,669	230,067
Series 1994-1686, Class PJ, 5.00%, 2/15/24	45,879	48,181

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$1,446,685
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 1.1%
Series 1993-113, Class PK, 6.50%, 7/25/23	128,321	139,835
Series 1993-127, Class H, 6.50%, 7/25/23	125,112	136,394
Series 1993-202, Class J, 6.50%, 11/25/23	68,631	74,707
Series 1994-3, Class PL, 5.50%, 1/25/24	111,639	119,568
Series 1994-55, Class H, 7.00%, 3/25/24	146,022	160,288
Series 2002-52, Class QA, 6.00%, 7/18/32	74,241	78,852

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$709,644
WHOLE LOAN - 8.6%
[1]Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 3.52%, 8/25/10	576,468	528,928
[1]Banc of America Mortgage Securities, Inc., Series 2004-B, Class 2A1, 3.06%, 8/25/10	470,299	432,910
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.50%, 6/25/19	2,427,313	2,424,046
[1]Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 5.06%, 8/25/10	2,552,040	2,324,189

TOTAL WHOLE LOAN		$5,710,073

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $7,848,429)		$7,866,402

CORPORATE BONDS - 3.8%
BANKS - 2.2%
First Tennessee Bank NA, Subordinated, BKNT, 4.63%, 5/15/13	1,000,000	997,638
U.S. Bank NA, Sr. Unsecured, MTN, 5.92%, 5/25/12	464,263	485,056

TOTAL BANKS		$1,482,694
GAS UTILITIES - 0.8%
Bay State Gas Co., Sr. Unsecured, MTN, 9.20%, 6/06/11	500,000	524,369
HEALTHCARE PROVIDERS & SERVICES - 0.8%
Howard Hughes Medical Institute, Sr. Unsecured, 3.45%, 9/01/14	500,000	532,945

TOTAL CORPORATE BONDS (COST $2,485,024)		$2,540,008

GOVERNMENT AGENCIES - 32.9%
FEDERAL HOME LOAN BANK (FHLB) - 5.8%
5.38%, 5/18/16	2,000,000	2,360,516
6.63%, 11/15/10	1,435,000	1,461,532

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$3,822,048
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 17.5%
[2]0.25%, 9/07/10	2,000,000	1,999,663
4.75%, 1/19/16	1,000,000	1,145,224
4.88%, 6/13/18	2,000,000	2,307,543
5.13%, 10/18/16	2,000,000	2,327,762
5.25%, 4/18/16	2,000,000	2,348,169
8.25%, 6/01/26	1,000,000	1,419,056

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$11,547,417
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 4.9%
Sr. Subordinated 5.25%, 8/01/12	3,000,000	3,239,604
HOUSING - 0.6%
[10]Federal Housing Administration, Project Pass-Through Certificate, 7.43%, 4/01/22	40,708	40,708
U.S. Department of Housing and Urban Development, U.S. Government Guaranteed, 7.66%, 8/01/15	345,000	349,618

TOTAL HOUSING		$390,326
SMALL BUSINESS ADMINISTRATION - 1.3%
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-C, 6.70%, 3/01/16	80,108	87,124
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-L, 6.70%, 12/01/16	207,447	229,288
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-K, 6.95%, 11/01/16	496,318	547,562
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1997-E, 7.30%, 5/01/17	14,190	15,456
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1999-I, 7.30%, 9/01/19	18,618	20,366
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1991-H, 8.85%, 8/01/11	312	326

TOTAL SMALL BUSINESS ADMINISTRATION		$900,122
TRANSPORTATION - 2.8%
Vessel Management Services, Inc., U.S. Government Guaranteed, 5.13%, 4/16/35	1,000,000	1,082,892
Vessel Management Services, Inc., U.S. Government Guaranteed, 6.75%, 7/15/25	631,000	744,774

TOTAL TRANSPORTATION		$1,827,666

TOTAL GOVERNMENT AGENCIES (COST $19,665,438)		$21,727,183
MORTGAGE-BACKED SECURITIES - 26.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 11.2%
Pool 287773, 7.50%, 3/01/17	1,350	1,495
Pool 299147, 7.50%, 8/01/17	94,954	105,156
Pool 300161, 8.50%, 8/01/17	25,945	28,840
Pool 538733, 9.00%, 9/01/19	378	426
Pool A18401, 6.00%, 2/01/34	1,768,455	1,947,842
Pool C78010, 5.50%, 4/01/33	2,614,040	2,837,867
Pool C80328, 7.50%, 7/01/25	94,261	106,161
Pool E00540, 6.00%, 3/01/13	179,360	189,614
Pool G01425, 7.50%, 5/01/32	181,148	204,007
Pool G01831, 6.00%, 5/01/35	792,431	872,813
Pool G12709, 5.00%, 7/01/22	1,032,911	1,106,312

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$7,400,533

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 13.4%
Pool 202957, 8.00%, 8/01/21	8,517	9,406
Pool 252439, 6.50%, 5/01/29	100,987	112,749
Pool 255933, 5.50%, 11/01/35	994,497	1,075,175
Pool 323419, 6.00%, 12/01/28	210,794	232,611
Pool 334593, 7.00%, 5/01/24	129,215	142,873
Pool 39862, 9.75%, 9/01/17	12,105	13,578
Pool 436746, 6.50%, 8/01/28	93,963	104,614
Pool 440401, 6.50%, 8/01/28	311,288	346,570
Pool 485678, 6.50%, 3/01/29	282,616	315,090
Pool 494375, 6.50%, 4/01/29	40,991	45,701
Pool 545051, 6.00%, 9/01/29	353,344	389,916
Pool 604867, 7.00%, 1/01/25	135,622	150,871
Pool 625596, 7.00%, 2/01/32	42,500	47,810
Pool 725418, 6.50%, 5/01/34	528,266	589,463
Pool 763704, 5.00%, 4/01/34	1,723,818	1,847,610
Pool 833143, 5.50%, 9/01/35	2,691,028	2,909,338
Pool 843323, 5.50%, 10/01/35	502,085	542,816

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$8,876,191
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 1.4%
Pool 1061, 9.00%, 4/20/23	33,950	38,276
Pool 146927, 9.00%, 9/15/16	6,443	7,067
Pool 1886, 9.00%, 10/20/24	4,839	5,456
Pool 188603, 9.00%, 11/15/16	9,730	10,757
Pool 208196, 9.00%, 2/15/17	14,653	16,199
Pool 346572, 7.00%, 5/15/23	26,498	29,469
Pool 364004, 7.00%, 10/20/23	73,519	82,236
Pool 392400, 8.00%, 7/15/24	2,470	2,762
Pool 484269, 7.00%, 9/15/28	61,456	68,827
Pool 581522, 6.00%, 5/15/33	353,528	391,162
Pool 592505, 6.00%, 4/15/33	223,383	246,448
Pool 780440, 8.50%, 11/15/17	4,079	4,451

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$903,110

TOTAL MORTGAGE-BACKED SECURITIES (COST $16,089,219)		$17,179,834

MUNICIPAL BONDS - 1.3%
DEVELOPMENT - 0.2%
Miami FL, Rent Revenue, Series 1998 (Lease payments guaranteed by U.S. Government), 8.65%, 7/01/19	130,000	156,717
FACILITIES - 1.1%
City of Tacoma, WA, Lease Revenue Bonds, (Lease payments guaranteed by U.S. Government), 8.20%, 9/15/13	635,000	702,418

TOTAL MUNICIPAL BONDS (COST $842,628)		$859,135

U.S. TREASURY - 19.9%
INFLATION INDEXED BONDS - 6.4%
2.00%, 1/15/14	2,000,000	2,519,490
3.50%, 1/15/11	1,325,000	1,684,143

TOTAL INFLATION INDEXED BONDS		$4,203,633
U.S. TREASURY BOND - 10.3%
4.38%, 5/15/40	2,000,000	2,135,937
4.50%, 2/15/36	1,286,000	1,408,974
4.50%, 8/15/39	2,000,000	2,176,250
4.63%, 2/15/40	1,000,000	1,110,625

TOTAL U.S. TREASURY BOND		$6,831,786
U.S. TREASURY NOTE - 3.2%
3.63%, 2/15/20	2,000,000	2,123,125

TOTAL U.S. TREASURY (COST $12,369,721)		$13,158,544
REPURCHASE AGREEMENT - 3.7%

Interest in $2,464,143 repurchase agreement 0.20%, dated 7/30/10 under which Credit Suisse First Boston LLC will repurchase a U.S. Government security maturing on 12/15/12 for $2,464,184 on 8/02/10. The market value of the underlying securities at the end of the period was $2,516,801.

(COST $2,464,143)	2,464,143	$2,464,143

TOTAL INVESTMENTS - 99.5% (COST $61,764,602)		$65,795,249
OTHER ASSETS LESS LIABILITIES - 0.5%		324,789

TOTAL NET ASSETS - 100.0%		$66,120,038

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $4,030,647. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $4,468,768 and net unrealized depreciation from investments for those securities having an excess of cost over value of $438,121.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$7,866,402	$—	$7,866,402
Corporate Bonds	—	2,540,008	—	2,540,008
Government Agencies	—	21,686,475	40,708	21,727,183
Mortgage-Backed Securities	—	17,179,834	—	17,179,834
Municipal Bonds	—	859,135	—	859,135
U.S. Treasury	—	13,158,544	—	13,158,544
Repurchase Agreement	—	2,464,143	—	2,464,143

Total	$—	$65,754,541	$40,708	$65,795,249

The security in Level 3 in the table above was considered a Level 3 security because it was fair valued under procedures adopted by the Board of Trustees at July 31, 2010. Such valuation is based on a review of inputs such as, but not limited to, similar securities, company specific financial information and company specific news. There were no changes in the valuation techniques used since the April 30, 2010 annual report for this security.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments In Securities
Balance as of April 30, 2010	$41,419
Realized gain (loss)	84
Change in unrealized appreciation (depreciation)	(84)
Net purchases (sales)	(711)
Transfers in and/or out of Level 3	—

Balance as of July 31, 2010	$40,708

Net change in unrealized appreciation/(depreciation) for investments still held as of July 31, 2010	(84)

MTB NEW YORK MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2010 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS - 92.6%
MICHIGAN - 0.9%
WATER - 0.9%
Detroit, MI, Sewer Revenue Bonds, (Series C), (National Reinsurance) 5.00%, 7/01/12	1,000,000	1,054,650
NEW YORK - 90.9%
BOND BANK - 3.0%
New York State, Municipal Bond Bank Agency, Recovery Act, Refunding Revenue Bonds, (Subseries B1), (AGM GO of Bond Bank) 5.00%, 4/15/21	3,000,000	3,352,860
EDUCATION - 5.0%
Montgomery County, NY, IDA, Revenue Bonds, (Series A), (XLCA INS) 5.00%, 7/01/29	1,000,000	957,480
New York State Dormitory Authority, Refunding Revenue Bonds, Nonstate Supported Debt, School District Board Funding Program, (Series C), (State Aid Withholding)/(GO of Authority) 7.25%, 10/01/28	3,000,000	3,584,580
New York State Dormitory Authority, School Districts Financing Program, (Series D), (National Reinsurance State Aid Withholding) 5.50%, 10/01/17	895,000	966,716

TOTAL EDUCATION		$5,508,776
FACILITIES - 2.4%
Albany, NY, Parking Authority, Unrefunded Revenue Bonds, (Series A) 5.63%, 7/15/25	220,000	223,925
Canton, NY, Human Services Initiatives, Inc. 5.75%, 9/01/32	915,000	889,334
New York State Urban Development Corp., Correctional & Youth Facilities Service, Unefunded Revenue Bonds, (Series A) 5.50%, 1/01/17	1,510,000	1,541,197

TOTAL FACILITIES		$2,654,456
GENERAL OBLIGATIONS - 2.0%
New York City, NY, GO Unlimited Refunding Bonds, (Series B) 5.75%, 8/01/14	1,640,000	1,792,602
New York City, NY, GO Unlimited, (Subseries B-2), (Morgan Guaranty Trust) 0.23%, 8/02/10	400,000	400,000

TOTAL GENERAL OBLIGATIONS		$2,192,602
GENERAL REVENUE - 13.6%
Grand Central, NY, District Management Association, Inc. 5.00%, 1/01/21	1,000,000	1,093,560
New York State Dormitory Authority, Income Tax Revenue Bonds, (Series D) 5.00%, 3/15/23	1,250,000	1,373,913
New York State Thruway Authority, NY, State Personal Income Tax Revenue, (Series A)
5.00%, 3/15/27	1,000,000	1,096,350
5.25%, 3/15/23	2,500,000	2,823,450
New York State Urban Development Corp., Service Contract Obligation, Refunding Revenue Bonds, (Series B) 5.25%, 1/01/23	5,500,000	6,078,435
New York State, Dormitory Authority, State Personal Income Tax, Revenue Bonds, (Series D) 5.00%, 3/15/21	2,250,000	2,503,192

TOTAL GENERAL REVENUE		$14,968,900
HIGHER EDUCATION - 9.8%
Geneva, NY, Revenue Bonds, (Project A) 5.38%, 2/01/33	1,000,000	1,013,150
New York State Dormitory Authority
5.00%, 9/01/26	1,000,000	1,093,860
5.00%, 9/01/27	1,415,000	1,537,595
New York State Dormitory Authority Leas Revenue, Refunding Bonds, (Series A), (Mental Health Services Facilities) 5.00%, 8/15/24	2,000,000	2,170,060
New York State Dormitory Authority, Refunding Revenue Bonds, (CITY UNIV CONS 3RD-1)/(FGIC-TCRS) 5.25%, 7/01/25	1,500,000	1,504,890
New York State Dormitory Authority, Revenue Bonds, State University Educational Facility, (Series A) 7.50%, 5/15/13	3,000,000	3,511,590

TOTAL HIGHER EDUCATION		$10,831,145
MEDICAL - 8.5%
Chemung County, NY, IDA, (Series A) 5.00%, 11/01/34	875,000	873,714
Chemung County, NY, IDA, (Series B) 5.00%, 11/01/34	1,000,000	998,530
Monroe County, NY, IDA, (Highland Hospital Rochester Project) 5.00%, 8/01/22	1,000,000	1,018,950
Monroe County, NY, IDA, Civic Facilities Revenue Bonds, (Highland Hospital Rochester Project) 5.00%, 8/01/25	995,000	998,403
New York City, NY, Health and Hospitals Corp., (Series A) 5.45%, 2/15/26	1,000,000	1,033,420
New York State Dormitory Authority, FHA Insured Mortgage Ellis Hospital Revenue Bonds, (FHA INS) 5.05%, 8/15/24	750,000	780,098
New York State Dormitory Authority, Health, Hospital, Nursing Home Improvement Revenue Bonds, (AMBAC FHA INS) 5.10%, 2/01/19	1,000,000	1,006,060
New York State Dormitory Authority, Mental Health Services Facilities Improvement, Revenue Bonds, (Series 2005D-1), (Natinal Reinsurance FGIC) 5.00%, 2/15/23	2,000,000	2,127,520
New York State Dormitory Authority, Revenue Bonds, (FHA 232) 5.85%, 8/01/26	235,000	235,190
Tompkins, NY, Health Care Corp., (FHA INS) 10.80%, 2/01/28	230,000	248,809

TOTAL MEDICAL		$9,320,694
MULTI-FAMILY HOUSING - 2.8%
East Rochester, NY, Housing Authority, Revenue Bonds 6.13%, 4/20/43	1,355,000	1,437,777
[5]New York State HFA, Phillips Village Project, AMT, (Series A), (Phillips Village LP)/(FHA 236 SONYMA) 7.75%, 8/15/17	765,000	774,012
[5]New York State Mortgage Agency, AMT, (Series 67) 5.80%, 10/01/28	30,000	31,339
[5]New York State Mortgage Agency, Refunding Revenue Bonds, AMT, (Series 63) 5.70%, 4/01/11	865,000	867,327

TOTAL MULTI-FAMILY HOUSING		$3,110,455
POLLUTION CONTROL - 1.9%
[5]Niagara County, NY, IDA, Solid Waste Disposal, Refunding Revenue Bonds, AMT, (Series C), (Covanta ARC LLC), Mandatory Tender & Remarketing 5.63%, 11/15/24	2,000,000	2,053,160
POWER - 4.9%
Long Island Power Authority, NY, Revenue Bonds, (Series E), (National Reinsurance FGIC) 5.00%, 12/01/22	5,000,000	5,383,800
TOBACCO - 13.3%
New York Counties Tobacco Trust II, Refunding Revenue Bonds 5.25%, 6/01/25	600,000	570,276
Tobacco Settlement Financing Corp., NY, (Series A-1) 5.25%, 6/01/16	1,430,000	1,434,290
Tobacco Settlement Financing Corp., NY, (Series B-1C) 5.25%, 6/01/13	115,000	115,388
Tobacco Settlement Financing Corp., NY, (Series B-1C), Mandatory Redemption 5.50%, 6/01/22	1,000,000	1,095,080
Tobacco Settlement Financing Corp., NY, Asset-Backed Series, (Series A-1)
5.50%, 6/01/18	3,000,000	3,200,250
5.50%, 6/01/19	4,575,000	5,029,114
Tobacco Settlement Financing Corp., NY, Asset-Backed Series, (Series A-1), (AMBAC State GTD) 5.25%, 6/01/22	3,000,000	3,244,380

TOTAL TOBACCO		$14,688,778
TRANSPORTATION - 17.3%
Metropolitan Transportation Authority, NY, Revenue Bonds, (Series B) 5.00%, 11/15/22	1,000,000	1,076,400

Metropolitan Transportation Authority, NY, Service Contract, Refunding Revenue Bonds, (Series A), (National-RE FGIC) 5.00%, 7/01/25	4,500,000	4,715,010
New York State Thruway Authority 5.00%, 4/01/20	2,500,000	2,812,150
New York State Thruway Authority, (Series 2000A), (FSA INS) 6.25%, 4/01/11	1,000,000	1,014,940
New York State Thruway Authority, Second Generation Highway & Bridge Thruway Fund, Refunding Revenue Bonds, (Series B) 5.00%, 4/01/25	2,500,000	2,743,850
New York State Thruway Authority, Service Contract Obligation, Refunding Revenue Bonds, Local Highway & Bridge 5.50%, 4/01/14	2,000,000	2,152,080
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Series Y), (CAPMAC - ITC GO of Authority)/(PRF 1/1/21 @ 100) 6.13%, 1/01/21	3,500,000	4,561,900

TOTAL TRANSPORTATION		$19,076,330
WATER - 6.4%
New York City, NY, Municipal Water Finance Authority, (Series C) 5.13%, 6/15/33	1,000,000	1,035,800
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Refunding Revenue Bonds, (Series AA) 5.00%, 6/15/21	3,000,000	3,412,530
New York State Environmental Facilities Corp., NY, State Clean Water & Drinking Revolving Funds, Pooled Financing Program, (Series B) 5.00%, 11/15/18	1,450,000	1,590,549
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Revenue Bonds, ( Series C), (POL CTL-SRF) 5.85%, 1/15/15	1,040,000	1,044,482

TOTAL WATER		$7,083,361

TOTAL NEW YORK		$100,225,317
WISCONSIN - 0.8%
TOBACCO - 0.8%
Badger, WI, Tobacco Asset Securitization Corp., Revenue Bonds 6.13%, 6/01/27	825,000	887,700

TOTAL MUNICIPAL BONDS (COST $97,660,472)		$102,167,667

3 SHORT-TERM MUNICIPAL BONDS - 6.5%
NEW YORK - 6.5%
GENERAL OBLIGATIONS - 3.2%
Fishkill, NY, GO Unlimited Notes, BANs 6.75%, 11/04/10	1,000,000	1,005,690
Newburgh, NY, GO Unlimited Notes, BANs, (Series B) 4.00%, 11/30/10	2,000,000	2,000,220
New York, NY, GO Unlimited, (Subseries B-2) Daily VRDNs, (Morgan Guaranty Trust) 0.23%, 8/02/10	500,000	500,000

TOTAL GENERAL OBLIGATIONS		$3,505,910
SCHOOL DISTRICT - 2.5%
Moriah, NY, Central School District, GO Unlimited Notes, RANs 2.50%, 6/22/11	995,000	1,001,338
Syracuse, NY, GO Unlimited Refunding Notes, RANs, (Series A), (State Aid Withholding) 2.00%, 9/30/10	1,700,000	1,701,479

TOTAL SCHOOL DISTRICT		$2,702,817
TRANSPORTATION - 0.8%
Metropolitan Transportation Authority, NY, Refunding Revenue Bond, (Series G) Daily VRDNs, (BNP Paribas, LOC) 0.18%, 8/02/10	915,000	915,000

TOTAL NEW YORK		$7,123,727

TOTAL SHORT-TERM MUNICIPAL BONDS (COST $7,121,971)		$7,123,727

TOTAL INVESTMENTS - 99.1% (COST $104,782,443)		$109,291,394
OTHER ASSETS LESS LIABILITIES - 0.9%		974,295

TOTAL NET ASSETS - 100.0%		$110,265,689

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $4,508,951. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $4,746,299 and net unrealized depreciation from investments for those securities having an excess of cost over value of $237,348.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$102,167,667	$—	$102,167,667
Short-Term Municipal Bonds	—	7,123,727	—	7,123,727

Total	$—	$109,291,394	$—	$109,291,394

MTB PENNSYLVANIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2010 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS - 91.6%
PENNSYLVANIA - 91.6%
CONTINUING CARE - 4.7%
Bucks County, PA, IDA, Revenue Bonds, (Series A), (Ann’s Choice, Inc.)
5.20%, 1/01/13	330,000	327,007
5.30%, 1/01/14	275,000	271,276
5.40%, 1/01/15	240,000	235,925
Bucks County, PA, IDA, Revenue Bonds, (Series A), (Pennswood Village)/(PRF 10/1/12 @ 101) 6.00%, 10/01/27	1,000,000	1,125,730
Montgomery County, PA, IDA, (ACTS Retirement-Life Community, Inc.) 5.25%, 11/15/28	1,850,000	1,784,510
Montgomery County, PA, IDA, (Whitemarsh Continuing Care Retirement Community) 6.13%, 2/01/28	1,500,000	1,282,620

TOTAL CONTINUING CARE		$5,027,068
DEVELOPMENT - 12.6%
Bucks County, PA, IDA, Revenue Bonds, ETM, (Senior Lifestyles, Inc.) 10.00%, 5/15/19	4,775,000	7,643,199
Pennsylvania State IDA, Economic Development, Revenue Bonds, (AMBAC INS) 5.50%, 7/01/13	500,000	547,720
Philadelphia, PA, Authority for Industrial Development, Revenue Bonds, (Please Touch Museum) 5.25%, 9/01/26	1,000,000	934,000
Philadelphia, PA, Redevelopment Authority, (Series C), (National Reinsurance FGIC) 5.00%, 4/15/27	1,500,000	1,506,750
Pittsburgh & Allegheny County, PA, Public Auditorium, Reginal Asset District Sales Tax, (AMBAC INS) 5.25%, 2/01/17	3,000,000	3,003,450

TOTAL DEVELOPMENT		$13,635,119
EDUCATION - 4.1%
Berks County, PA, Vocational Technical School Authority, Revenue Bonds, (Series 2005), (Berks Career & Technology Center)/ (National Reinsurance) 5.00%, 6/01/14	1,655,000	1,838,904
[6,7]Bucks County, PA, IDA, Revenue Bonds, (Series A), (School Lane Charter School) 4.88%, 3/15/27	1,545,000	1,417,676
Charleroi, PA, Area School District, (Series C), (FGIC State Aid Withholding) 6.00%, 10/01/17	30,000	30,082
York County, PA, School Technology Authority, Lease Revenue Bonds, (FGIC INS)/(PRF 2/15/13 @ 100) 5.50%, 2/15/21	1,000,000	1,124,900

TOTAL EDUCATION		$4,411,562
FACILITIES - 5.3%
Pennsylvania Convention Center Authority, Revenue Bonds, ETM, (Series A), (FGIC INS) 6.00%, 9/01/19	2,410,000	2,934,512
Pittsburgh, PA, Public Parking Authority, Refunding Revenue Bonds, (Series A), (National Reinsurance FGIC) 5.00%, 12/01/20	2,565,000	2,753,271

TOTAL FACILITIES		$5,687,783
GENERAL OBLIGATIONS - 5.2%
Allegheny County, PA, GO Unlimited, (Series C-57), (National Reinsurance FGIC) 5.00%, 11/01/22	2,000,000	2,120,900
Butler County, PA, GO UT, (National Reinsurance FGIC) 6.00%, 7/15/11	1,000,000	1,050,170
Mercer County, PA, GO UT, (National Reinsurance FGIC)
5.50%, 10/01/18	1,155,000	1,208,269
5.50%, 10/01/19	1,215,000	1,271,036

TOTAL GENERAL OBLIGATIONS		$5,650,375
HIGHER EDUCATION - 20.9%
Allegheny County, PA, Higher Education Building Authority, University Revenue, (Carnegie Mellon University), 5.13%, 3/01/32	2,000,000	2,057,700
Chester County, PA, HEFA, (Immaculata College)/(Radian-IBCC) 5.63%, 10/15/27	2,250,000	2,105,033
Lancaster, PA, Higher Education Authority, College Revenue, Refunding Bonds, (Franklin & Marshall College) 5.00%, 4/15/18	2,350,000	2,615,385
Latrobe, PA, IDA, College Refunding Revenue Bonds, (Saint Vincent College) 5.38%, 5/01/18	2,000,000	2,002,440
Montgomery County, PA, Higher Education & Health Authority Hospital, (Series FF1), (Dickinson College)/(CIFG INS)
5.00%, 5/01/19	1,420,000	1,551,861
5.00%, 5/01/20	1,490,000	1,609,900
Montgomery County, PA, Higher Education & Health Authority, Refunding Revenue Bonds, (Arcadia University)/(Radian) 4.50%, 4/01/30	1,660,000	1,451,023
Pennsylvania State Higher Education Facilities Authority, (Philadelphia College of Osteopathic Medicine) 5.00%, 12/01/13	1,345,000	1,483,912
Pennsylvania State Higher Education Facilities Authority, (St. Joseph’s University)/(Radian) 5.50%, 12/15/15	1,940,000	2,047,340
Pennsylvania State Higher Education Facilities Authority, (York College of Pennsylvania)/(National Reinsurance FGIC) 5.00%, 11/01/20	550,000	576,477
Pennsylvania State Higher Educational Revenue, (National Reinsurance)/(Drexel University) 5.00%, 5/01/27	1,250,000	1,302,762
Pennsylvania State University, Revenue Bonds, (GO of University) 5.00%, 9/01/17	1,335,000	1,533,101
Swarthmore Boro Authority, PA, Refunding Revenue Bonds, (Swarthmore College) 5.25%, 9/15/20	1,000,000	1,086,410
Union County, PA, Higher Educational Facilities Financing Authority, Refunding Revenue Bonds, (Series A), (Bucknell University) 5.25%, 4/01/20	1,000,000	1,100,650

TOTAL HIGHER EDUCATION		$22,523,994
MEDICAL - 6.7%
Allegheny County, PA, HDA, Revenue Bonds, (Series A), (Jefferson Regional Medical Center, PA)
4.20%, 5/01/11	370,000	372,146
4.25%, 5/01/12	290,000	293,048
4.40%, 5/01/16	415,000	411,439
Lancaster County, PA, Hospital Authority, (Masonic Homes) 5.00%, 11/01/21	1,160,000	1,216,341
Lancaster County, PA, Hospital Authority, (Series B), (Lancaster General Hospital) 5.00%, 3/15/23	1,770,000	1,861,527
Pennsylvania State Higher Education Facilities Authority, (Series A), (University of Pennsylvania-Health System)/(AMBAC INS) 5.00%, 8/15/14	2,685,000	3,052,416

TOTAL MEDICAL		$7,206,917
POLLUTION CONTROL - 0.7%
Bucks County, PA, IDA, Environmental Improvement Revenue Bonds, (USX Corp.)/(Mandatory Put), 5.40%, 11/01/17	750,000	785,123
SCHOOL DISTRICT - 15.4%
Central Dauphin, PA, School District, (National State Aid Withholding)/(PRF 2/1/16 @ 100) 7.00%, 2/01/27	2,500,000	3,239,425
Coatesville School District, PA, GO Unlimited Bonds, (Series A), (Assured GTY State Aid Withholding) 5.00%, 8/15/27	1,120,000	1,220,229
Eastern York, PA, School District, GO UT, (Series A), (FSA State Aid Withholding) 5.00%, 9/01/24	1,200,000	1,295,616
Haverford Township, PA, School District, GO UT, (FSA State Aid Withholding) 5.50%, 3/15/19	1,000,000	1,210,700
Hempfield, PA, School District, GO UT, (Series B), (National Reinsurance FGIC State Aid Withholding) 5.00%, 10/15/18	2,650,000	2,963,707

Jenkintown, PA, School District, GO UT, (Series A), (FGIC State Aid Withholding)/(PRF 5/15/12 @ 100) 5.00%, 5/15/28	1,375,000	1,489,991
Mifflin County, PA, School District, GO Unlimited, (National-IBC XLCA State Aid Withholding) 7.50%, 9/01/26	2,000,000	2,427,440
Philadelphia, PA, School District, GO Unlimited, (Series D), (FSA State Aid Withholding) 5.50%, 6/01/17	1,300,000	1,540,214
Tredyffrin-Easttown, PA, School District, GO UT, Refunding Bonds, (State Aid Withholding) 5.00%, 2/15/15	1,000,000	1,167,370

TOTAL SCHOOL DISTRICT		$16,554,692
TRANSPORTATION - 12.2%
Allegheny County, PA, Port Authority Special Revenue Bonds, (National Reinsurance FGIC) 5.00%, 3/01/19	2,500,000	2,566,950
Delaware River Joint Toll Bridge Commission, Unrefunded Revenue Bonds, Highway Improvements. 5.25%, 7/01/18	1,500,000	1,642,020
Delaware River Port Authority, PA, (Series A), (FSA GO of Authority) 5.50%, 1/01/16	3,410,000	3,585,990
Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds, ETM, (Series A), (AMBAC INS)/(Escrowed in State & Local Government Series, COL) 5.00%, 12/01/15	2,090,000	2,108,079
Pennsylvania State, Turnpike Commission, Refunding Revenue Bonds, (Series B) 5.00%, 12/01/21	2,400,000	2,718,840
Southeastern, PA, Transportation Authority, Revenue Bonds, (Series A), (National Reinsurance FGIC) 5.25%, 3/01/13	500,000	504,165

TOTAL TRANSPORTATION		$13,126,044
WATER & SEWER - 3.8%
Allegheny County, PA, Sanitation Authority, Sewer Refunding Revenue Bonds, (Series A), (National Reinsurance) 5.00%, 12/01/30	2,000,000	2,027,900
Erie Sewer Authority, PA, Revenue Bonds 4.63%, 12/01/24	2,000,000	2,042,040

TOTAL WATER & SEWER		$4,069,940

TOTAL PENNSYLVANIA		$98,678,617

TOTAL MUNICIPAL BONDS (COST $93,543,221)		$98,678,617

3 SHORT-TERM MUNICIPAL BOND - 1.5%
PENNSYLVANIA - 1.5%
GENERAL OBLIGATIONS - 1.5%
Somerset County, PA, GO Unlimited, Refunding Bonds, Weekly VRDNs, (AGM)/(PNC Bank N.A.) 0.30%, 8/05/10	1,575,000	1,575,000

TOTAL SHORT-TERM MUNICIPAL BOND (COST $1,575,000)		$1,575,000

MONEY MARKET FUND - 5.8%
[8]Dreyfus Tax Exempt Cash Management Fund, Institutional Shares 0.16%	6,212,251	6,212,251

TOTAL MONEY MARKET FUND (COST $6,212,251)		$6,212,251

TOTAL INVESTMENTS - 98.9% (COST $101,330,472)		$106,465,868
OTHER ASSETS LESS LIABILITIES - 1.1%		1,189,982

TOTAL NET ASSETS - 100.0%		$107,655,850

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $5,135,396. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $5,756,209 and net unrealized depreciation from investments for those securities having an excess of cost over value of $620,813.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$98,678,617	$—	$98,678,617
Short-Term Municipal Bond	—	1,575,000	—	1,575,000
Money Market Fund	6,212,251	—	—	6,212,251

Total	$6,212,251	$100,253,617	$—	$106,465,868

MTB MARYLAND MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2010 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS - 95.6%
DISTRICT OF COLUMBIA - 0.8%
TRANSPORTATION - 0.8%
Washington, DC, Metro Area Transit Authority, Refunding Revenue Bonds, (National Reinsurance) 5.00%, 1/01/12	$1,000,000	$1,062,090

TOTAL DISTRICT OF COLUMBIA		$1,062,090
MARYLAND - 88.2%
CONTINUING CARE - 7.3%
Baltimore County, MD, Revenue Bonds, (Series A), (Oak Crest Village, Inc.) 5.00%, 1/01/22	1,200,000	1,209,120
Carroll County, MD, Revenue Bonds, (Series A), (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian) 5.38%, 1/01/16	2,000,000	1,970,600
Frederick County, MD, Revenue Bonds, (Series A),(Buckingham’s Choice, Inc.) 5.90%, 1/01/17	1,000,000	956,940
Maryland State Health & Higher Educational Facilities Authority, (Hebrew Home of Greater Washington)/(Landow House, Inc.) 5.80%, 1/01/32	2,135,000	2,143,818
Maryland State Health & Higher Educational Facilities Authority, (Series B), (Peninsula United Methodist) 5.25%, 10/01/13	1,000,000	811,200
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series 2007A), (King Farm Presbyterian Retirement Community)
5.25%, 1/01/27	1,500,000	1,260,270
5.30%, 1/01/37	1,500,000	1,092,990

TOTAL CONTINUING CARE		$9,444,938
DEVELOPMENT - 5.5%
Maryland State Community Development Administration, Revenue Bonds, (Series A), (National Reinsurance) 5.00%, 6/01/21	275,000	286,030
Maryland State Economic Development Corp., (Lutheran World Relief, Inc.) 5.25%, 4/01/29	2,100,000	2,106,867
Maryland State Economic Development Corp., Revenue Bonds, Maryland Department of Transportation (PRF 6/1/12 @ 100.5) 5.38%, 6/01/19	750,000	809,910
Maryland State IDFA, (Series B), (National Aquarium in Baltimore, Inc.) 5.10%, 11/01/22	1,000,000	1,031,180
Maryland State, Economic Development Corp., Lease Refunding Revenue Bonds, (Dept. Transaction Headquarters) 4.00%, 6/01/21	2,570,000	2,831,935

TOTAL DEVELOPMENT		$7,065,922
EDUCATION - 4.4%
Maryland State Health & Higher Educational Facilities Authority, (FSA INS)/(Bullis School) 5.25%, 7/01/20	1,585,000	1,613,261
Maryland State Health & Higher Educational Facilities Authority, (Mclean School) 6.00%, 7/01/31	1,500,000	1,499,970
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series 2006), (Washington Christian Academy) 5.50%, 7/01/38	1,000,000	430,000
Maryland State IDFA, Economic Development Revenue Bonds, (Series 2005A) (Our Lady of Good Counsel High School) 6.00%, 5/01/35	1,000,000	974,740
New Baltimore, MD, Board School Commerce, Revenue Bonds, (PRF 11/1/10 @ 100) 5.00%, 11/01/13	1,135,000	1,148,597

TOTAL EDUCATION		$5,666,568
FACILITIES - 5.4%
Baltimore County, MD, Convention Center, Refunding Revenue Bonds, (National Reinsurance) 5.38%, 9/01/11	2,910,000	2,920,447
Baltimore County, MD, Convention Center, Revenue Bonds, (Series A), (Baltimore Hotel Corp.)/(XLCA) 5.25%, 9/01/39	2,500,000	2,112,425
Maryland State Stadium Authority, (Ocean City Convention Center) 5.38%, 12/15/15	500,000	502,000
Montgomery County, MD, Revenue Authority Lease, Revenue Bonds 5.00%, 4/01/13	1,330,000	1,481,726

TOTAL FACILITIES		$7,016,598
GENERAL OBLIGATIONS - 18.3%
Anne Arundel County, MD, GO Limited, General Improvements 4.50%, 3/01/25	2,000,000	2,136,700
[5]Anne Arundel County, MD, GO LT, AMT 5.50%, 9/01/15	500,000	501,155
Anne Arundel County, MD, GO UT 5.00%, 3/01/16	1,000,000	1,100,430
Frederick County, MD, GO UT 5.25%, 11/01/19	1,500,000	1,845,915
Frederick County, MD, Refunding GO UT, (Series A) 5.25%, 7/01/13	2,080,000	2,237,726
Frederick, MD, Public Improvements, GO Unlimited Bonds (Series A) 4.75%, 3/01/28	610,000	656,031
Harford County, MD, Public Improvements, GO Unlimited Bonds 4.00%, 7/01/20	2,000,000	2,227,480
Howard County, MD, (Series A) 5.25%, 8/15/15	1,800,000	1,909,962
Howard County, MD, GO UT, (Series A), (PRF 2/15/12 @ 100) 5.25%, 8/15/16	1,480,000	1,593,546
Maryland State, (Series A) 5.50%, 3/01/13	2,000,000	2,257,280
Montgomery County, MD, GO Unlimited Bonds, (Series A), (PRF 5/1/17 @ 100) 5.00%, 5/01/19	1,000,000	1,199,000
Queen Annes County, MD, (National Reinsurance) 5.00%, 11/15/16	1,000,000	1,159,160
St. Mary’s County, MD, GO UT, (St. Mary’s Hospital) 5.00%, 10/01/21	1,000,000	1,094,080
St. Mary’s County, MD, Refunding GO UT 5.00%, 10/01/18	2,255,000	2,467,150
Washington Suburban Sanitation District, MD, GO UT 6.00%, 6/01/18	1,000,000	1,273,020

TOTAL GENERAL OBLIGATIONS		$23,658,635
GENERAL REVENUE - 3.3%
Anne Arundel County, MD, Refunding Revenue Bonds, (National Business Park Project)/(County Guaranty) 5.13%, 7/01/28	2,200,000	2,330,394
Baltimore, MD, Refunding Revenue Bonds, (Series A), (National Reinsurance FGIC) 5.25%, 7/01/17	1,000,000	1,133,480
Montgomery County, MD, Revenue Bonds (Series A), (Department of Liquor Controls) 5.00%, 4/01/29	555,000	597,396
Montgomery County, MD, Special Obligation, Special Tax, (Series A), (Radian) 5.38%, 7/01/20	250,000	252,355

TOTAL GENERAL REVENUE		$4,313,625
HIGHER EDUCATION - 6.2%
Maryland State Economic Development Corp., (Series A), (Collegiate Housing) 6.00%, 6/01/19	1,000,000	1,019,140
Maryland State Economic Development Corp., Revenue Bonds, Morgan State University Project (Series A) 6.00%, 7/01/22	500,000	497,870
Maryland State Economic Development Corp., Revenue Bonds, University of Maryland/Baltimore (Series A) 5.75%, 10/01/33	350,000	246,187
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Maryland Institute College of Art) 5.00%, 6/01/36	1,900,000	1,812,448
St. Mary’s College, MD, Refunding Revenue Bonds, Academic and Auxiliary Fee, (Series A), (AMBAC INS) 4.50%, 9/01/30	2,250,000	2,219,175
University System, MD, Auxiliary Facility & Tuition Revenue Bonds (Series A) 4.00%, 4/01/16	2,000,000	2,260,280

TOTAL HIGHER EDUCATION		$8,055,100

HOUSING - 0.0%**
[5]Prince Georges County, MD, Housing Authority, Single Family Mortgage, AMT, (Series A), (GNMA)/(FNMA)/(FHLMC) 5.55%, 12/01/33	10,000	10,371
MEDICAL - 31.6%
Maryland State Health & Higher Educational Facilities Authority, (Carroll County, MD General Hospital) 6.00%, 7/01/37	2,250,000	2,292,637
Maryland State Health & Higher Educational Facilities Authority, (Carroll Hospital Center) 5.00%, 7/01/40	1,000,000	983,190
Maryland State Health & Higher Educational Facilities Authority, (Frederick Memorial Hospital) 5.00%, 7/01/22	3,000,000	3,022,230
Maryland State Health & Higher Educational Facilities Authority, (Johns Hopkins Hospital) 5.00%, 5/15/26	900,000	906,678
Maryland State Health & Higher Educational Facilities Authority, (Mercy Medical Center) 5.63%, 7/01/31	2,000,000	2,002,640
Maryland State Health & Higher Educational Facilities Authority, (National Reinsurance)/(Howard County General Hospital, MD) 5.00%, 7/01/19	1,500,000	1,501,215
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Catholic Health Initiatives) 6.00%, 12/01/13	1,370,000	1,388,563
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Doctors Hospital, Inc.) 5.00%, 7/01/27	1,750,000	1,676,658
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Medlantic/Helix Parent, Inc.)/(FSA INS) 5.25%, 8/15/12	1,175,000	1,178,337
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Medlantic/Helix Parents, Inc.)/(FSA INS) 5.25%, 8/15/11	2,000,000	2,005,960
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Suburban Hospital) 5.50%, 7/01/16	600,000	659,724
Maryland State Health & Higher Educational Facilities Authority, (Series B), (University of Maryland Medical System)/(AMBAC INS) 5.00%, 7/01/15	1,740,000	1,865,263
Maryland State Health & Higher Educational Facilities Authority, (University of Maryland Medical System) 5.00%, 7/01/12	685,000	717,757
Maryland State Health & Higher Educational Facilities Authority, ETM, (AMBAC INS)/(Helix Health Systems, Inc.) 5.00%, 7/01/27	3,630,000	4,234,903
Maryland State Health & Higher Educational Facilities Authority, ETM, (Howard County General Hospital, MD) 5.50%, 7/01/13	380,000	398,289
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Medstar, Inc.) 5.00%, 8/15/11	1,000,000	1,039,210
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series C), (Upper Chesapeake Medical Center) 5.50%, 1/01/28	2,500,000	2,606,475
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, ETM, (Series A), (Lifebridge Health, Inc.) 5.00%, 7/01/12	1,000,000	1,087,360
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Johns Hopkins Hospital) 5.00%, 5/15/13	1,465,000	1,506,460
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Kennedy Krieger Childrens Hospital)/(Obligated Group) 5.50%, 7/01/33	500,000	492,930
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (MedStar Health, Inc.) 5.25%, 5/15/46	1,000,000	1,010,760
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Peninsula Regional Medical Center)
5.00%, 7/01/17	1,745,000	1,915,085
5.00%, 7/01/26	1,000,000	1,037,260
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Doctors Community Hospital) 5.00%, 7/01/20	1,000,000	1,019,880
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Sheppard Pratt Health System) 5.25%, 7/01/35	500,000	502,660
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Western Maryland Health System)/(National Reinsurance FHA 242) 4.00%, 1/01/18	1,935,000	1,997,152
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Union Hospital of Cecil County) 5.00%, 7/01/40	1,000,000	1,001,250
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, ETM, (Frederick Memorial Hospital)/(FGIC INS) 5.25%, 7/01/13	300,000	316,719
Montgomery County, MD, EDA, (Trinity Health Care Group) 5.13%, 12/01/22	600,000	608,508

TOTAL MEDICAL		$40,975,753
MULTI-FAMILY HOUSING - 0.4%
Howard County, MD, Multifamily Revenue Bonds, (Chase Glen Project)/(Avalon Properties, Inc.)/(Mandatory Tender 7/1/14) 4.90%, 7/01/24	500,000	500,850
TRANSPORTATION - 3.2%
Baltimore County, MD, Port Facility, (EI Du Pont de Nemours & Co.) 6.50%, 12/01/10	400,000	401,928
Baltimore County, MD, Port Facility, (Series A), (EI Du Pont de Nemours & Co.) 6.50%, 10/01/11	1,000,000	1,002,920
Maryland State Department of Transportation 5.50%, 2/01/16	1,000,000	1,204,420
Maryland State Department of Transportation, Refunding Revenue Bonds 5.00%, 5/01/15	1,375,000	1,564,461

TOTAL TRANSPORTATION		$4,173,729
WATER & SEWER - 2.6%
Baltimore, MD, Wastewater Project Revenue Bonds, (Series B), (National Reinsurance)/(PRF 7/01/15 @ 100) 5.00%, 7/01/22	1,290,000	1,521,787
Baltimore, MD, Wastewater Revenue Bonds, (National Reinsurance FGIC) 6.00%, 7/01/15	855,000	952,726
Baltimore, MD, Water Projects Revenue Bonds, ETM, (Series A), (FGIC INS) 5.38%, 7/01/15	775,000	884,035

TOTAL WATER & SEWER		$3,358,548

TOTAL MARYLAND		$114,240,637
PUERTO RICO - 4.8%
GENERAL OBLIGATIONS - 1.7%
Commonwealth of Puerto Rico, Public Improvements, GO UT, (Series A), (FGIC INS) 5.50%, 7/01/17	2,000,000	2,189,820
GENERAL REVENUE - 1.4%
Puerto Rico Public Finance Corp., (Series A), (AMBAC INS) 5.38%, 6/01/19	1,500,000	1,804,215
MULTI-FAMILY HOUSING - 1.7%
Puerto Rico Housing Finance Authority, Prerefunded Revenue Bonds, Capital Guaranteed Program, (HUD LN)/(PRF 12/1/13 @ 100) 5.00%, 12/01/18	1,400,000	1,585,794
Puerto Rico Housing Finance Authority, Unrefunded Revenue Bonds, Capital Funding Program, (HUD LN) 5.00%, 12/01/18	600,000	634,494

TOTAL MULTI-FAMILY HOUSING		$2,220,288

TOTAL PUERTO RICO		$6,214,323

WISCONSIN - 1.8%
SPECIAL PURPOSE ENTITY - 1.8%
Badger, WI, Tobacco Asset Securitization Corp., Revenue Bonds, (PRF 6/1/12 @ 100) 7.00%, 6/01/28	2,000,000	2,235,400

TOTAL MUNICIPAL BONDS (COST $119,908,754)		$123,752,450

MONEY MARKET FUND - 3.9%
[8] Dreyfus Tax Exempt Cash Management Fund, Institutional Shares 0.16%	5,061,950	5,061,950

TOTAL MONEY MARKET FUND (COST $5,061,950)		$5,061,950

TOTAL INVESTMENTS - 99.5% (COST $124,970,704)		$128,814,400
OTHER ASSETS LESS LIABILITIES - 0.5%		705,513

TOTAL NET ASSETS - 100.0%		$129,519,913

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $3,843,696. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $6,026,342 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,182,646.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$123,752,450	$—	$123,752,450
Money Market Fund	5,061,950	—	—	5,061,950

Total	$5,061,950	$123,752,450	$—	$128,814,400

MTB VIRGINIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2010 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS - 98.2%
DISTRICT OF COLUMBIA - 2.8%
AIRPORT DEVELOPMENT & MAINTENANCE - 2.8%
Metropolitan Washington, DC, Airports Authority Revenue Bonds, AMT, (Series D), (FSA INS)
[5]5.38%, 10/01/18	$245,000	$255,261
[5]5.38%, 10/01/19	335,000	347,499

TOTAL DISTRICT OF COLUMBIA		$602,760
PUERTO RICO - 5.0%
FACILITIES - 1.8%
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Refunding Bonds, (Series C), (FGIC INS) 5.50%, 7/01/20	350,000	383,169
GENERAL OBLIGATIONS - 0.8%
Commonwealth of Puerto Rico, GO UT, Prerefunded, (Series A), (PRF 7/01/13 @ 100) 5.00%, 7/01/33	150,000	169,703
GENERAL REVENUE - 1.2%
Puerto Rico Public Finance Corp., Revenue Bonds, (Series A), (U.S. Treasury and U.S. Government PRF 8/1/11 @ 100)/(National Reinsurance) 5.00%, 8/01/31	250,000	261,743
TRANSPORTATION - 1.2%
Puerto Rico Highway and Transportation Authority, (Series W) 5.50%, 7/01/13	250,000	272,540

TOTAL PUERTO RICO		$1,087,155
VIRGINIA - 90.4%
DEVELOPMENT - 3.4%
Chesterfield County, VA, IDA, Revenue Bonds, (Virginia Electric & Power Co.) 4.75%, 11/01/16	50,000	50,655
Frederick County, VA, IDA, Revenue Bonds, (AMBAC INS) 5.00%, 12/01/14	455,000	522,572
Virginia Beach, Development Authority, Social Services Facility, (AMBAC INS) 5.00%, 12/01/17	100,000	101,163
Virginia Beach, Development Authority, Town Center Project Phase I, (Series A) 4.25%, 8/01/13	50,000	53,457

TOTAL DEVELOPMENT		$727,847
EDUCATION - 7.0%
Alexandria, VA, IDA, Revenue Bonds, (Episcopal High School) 5.00%, 1/01/29	250,000	258,185
Henrico County, VA, IDA, Revenue Bonds, (The Collegiate School) 5.10%, 10/15/29	120,000	120,047
Manassas Park Economic Development Authority, VA, Refunding Revenue Bonds (Series A) 4.38%, 7/15/17	370,000	377,089
Spotsylvania County, VA, IDA, Public Facility Revenue, (Series B), (School Facilities Project)/(AMBAC) 5.00%, 8/01/28	325,000	326,888
Virginia State, Public School Authority, Revenue Bonds, (Series B), (School Fing-1997 Resolution)/(National-RE) 5.00%, 8/01/26	400,000	438,932

TOTAL EDUCATION		$1,521,141
FACILITIES - 7.5%
Henrico County, VA, EDA, Refunding Revenue Bonds, (Series B) 4.50%, 8/01/21	325,000	368,215
Virginia State, Public Building Authority, Public Facility Revenue Bonds, (Series B)
5.00%, 8/01/16	135,000	160,135
5.00%, 8/01/23	500,000	552,620
Virginia State, Resources Authority Infrastructure, Refunding Revenue Bonds, (Pooled Fing)/(Moral Obligated) 5.00%, 11/01/30	500,000	548,080

TOTAL FACILITIES		$1,629,050
GENERAL OBLIGATIONS - 12.8%
Arlington County, VA, Public Improvement, GO UT, (State Aid Withholding)/(U. S. Treasury PRF 2/1/12 @ 100) 5.25%, 2/01/15	350,000	375,970
Hanover County, VA, Public Improvements Refunding Bonds, GO Unlimited 5.00%, 7/15/19	110,000	133,532
Harrisonburg, VA, Public Improvements, GO Unlimited, (FSA State Aid Withholding) 5.00%, 2/01/11	200,000	204,810
Loudoun County, VA, GO Unlimited, (Series A) 5.00%, 7/01/25	400,000	457,312
Loudoun County, VA, GO UT, (Series B), (State Aid Withholding) 5.25%, 12/01/14	500,000	594,045
Newport News, VA, GO Unlimited, Refunding Notes, (Series 2007A) 5.00%, 3/01/19	100,000	115,480
Richmond, VA, Public Improvements, GO Unlimited, Refunding Bonds, (Series B), (FSA INS) 5.00%, 7/15/16	500,000	578,320
[5]Roanoke, VA, GO UT, AMT, (Series B), (National Reinsurance FGIC) 5.00%, 10/01/11	300,000	311,763

TOTAL GENERAL OBLIGATIONS		$2,771,232
GENERAL REVENUE - 3.9%
Virginia Beach, Public Improvement, (Series B) 5.00%, 5/01/20	400,000	458,912
Virginia State, Resources Authority Infrastructure, Revenue Bonds, (Series A), (VA Pooled Funding Program) 4.00%, 11/01/21	350,000	375,140

TOTAL GENERAL REVENUE		$834,052
HIGHER EDUCATION - 5.1%
Fredericksburg, VA, IDA, Revenue Bonds, (Mary Washington College R/E)/(State and Local Government PRF 4/01/14 @ 100) 5.35%, 4/01/29	250,000	286,500
Virginia College Building Authority, Educational Facilities Revenue Bonds, (Series A), (Public Higher Education Funding Program) 5.00%, 9/01/23	200,000	228,248
Virginia College Building Authority, Refunding Revenue Bonds, (National Reinsurance)/(Washington & Lee University) 5.25%, 1/01/31	500,000	597,395

TOTAL HIGHER EDUCATION		$1,112,143
MEDICAL - 16.4%
Albemarle County, VA, IDA, (Martha Jefferson Hospital) 5.25%, 10/01/15	650,000	704,626
Albemarle County, VA, IDA, Revenue Bonds, (Westminster-Canterbury of Richmond) 4.63%, 1/01/19	200,000	193,554
Fairfax County, VA, IDA, Refunding Revenue Bonds, (Inova Health System) 5.25%, 8/15/19	500,000	552,695
Fairfax County, VA, IDA, Revenue Bonds, (Inova Health System) 5.00%, 8/15/23	250,000	277,575
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Revenue, Refunding Bonds, (Medicorp Health System) 5.25%, 6/15/19	250,000	277,898
Henrico County, VA, EDA, Revenue Bonds, (Series A), (Obligated Group)/(Bon Secours Health System, Inc., St. Francis Medical)/(State and Local Government PRF 11/15/12 @ 100) 5.60%, 11/15/30	5,000	5,580
Henrico County, VA, EDA, Unrefunded Revenue Bonds, (Series A), (Obligated Group)/(Bon Secours Health System, Inc., St. Francis Medical) 5.60%, 11/15/30	495,000	502,277
Smyth County, VA, IDA, Hospital Refunding Revenue Bonds, (Mountain States Health Alliance) 5.00%, 7/01/15	400,000	428,384
Virginia Beach, Development Authority, (Virginia Beach, VA General Hospital), (AMBAC INS) 5.13%, 2/15/18	110,000	120,915
Virginia Beach, Development Authority, Residential Care Facilities, (Westminster Canterbury) 5.38%, 11/01/32	500,000	474,775

TOTAL MEDICAL		$3,538,279

MULTI-FAMILY HOUSING - 4.7%
[5]Arlington County, VA, IDA, Colonial Village Revenue Bonds, AMT, (AHC LP-2)/(FANNIE MAE), Mandatory Tender 11/1/19 5.15%, 11/01/31	500,000	515,805
[5]Virginia State, Housing Development Authority, Rental Housing , AMT, (Series N), (GO of Authority) 5.13%, 1/01/15	500,000	509,400

TOTAL MULTI-FAMILY HOUSING		$1,025,205
POLLUTION CONTROL - 3.6%
Chesterfield County, VA, IDA, Pollution Control Revenue Bonds, (Virginia Electric & Power Co.) 5.88%, 6/01/17	200,000	205,536
Southeastern Public Service Authority, VA, Prerefunding Revenue Bonds, ETM, (AMBAC), (PRF 7/1/15 @ 100) 5.00%, 7/01/15	255,000	289,540
Southeastern Public Service Authority, VA, Refunding Revenue Bonds, (AMBAC) 5.00%, 7/01/15	245,000	277,989

TOTAL POLLUTION CONTROL		$773,065
TRANSPORTATION - 9.5%
Richmond, VA, Metropolitan Authority, Refunding Revenue Bonds, (National Reinsurance FGIC) 5.25%, 7/15/17	400,000	451,556
Virginia Commonwealth Transportation Board, (Series A) 5.00%, 5/15/14	500,000	577,885
Virginia Commonwealth Transportation Board, Revenue Bonds 5.00%, 9/28/15	500,000	590,735
Virginia Commonwealth Transportation Board, Transportation Revenue, (National Reinsurance-IBC) 5.00%, 4/01/15	400,000	426,072

TOTAL TRANSPORTATION		$2,046,248
UTILITIES - 2.4%
Richmond, VA, Public Utility Revenue Bonds 5.00%, 1/15/28	470,000	512,060
WATER & SEWER - 14.1%
Fairfax County, VA, Water Authority Revenue Bonds, ETM, (Escrowed in U.S. Treasuries, COL) 5.80%, 1/01/16	545,000	604,078
Fairfax County, VA, Water Authority Revenue, Refunding Bonds 5.00%, 4/01/21	100,000	118,453
Henrico County, VA, Water & Sewer Revenue, Refunding Bonds 5.00%, 5/01/24	550,000	629,002
Norfolk, VA, Water Revenue Bonds, (National Reinsurance)
5.75%, 11/01/12	500,000	502,050
5.88%, 11/01/15	500,000	502,115
Upper Occoquan Sewage Authority, VA, (Series A), (National Reinsurance) 5.15%, 7/01/20	575,000	684,072

TOTAL WATER & SEWER		$3,039,770

TOTAL VIRGINIA		$19,530,092

TOTAL MUNICIPAL BONDS (COST $20,159,024)		$21,220,007
MONEY MARKET FUND - 1.1%
[8] Dreyfus Tax Exempt Cash Management Fund, Institutional Shares 0.16%	226,759	226,759

TOTAL MONEY MARKET FUND (COST $226,759)		$226,759

TOTAL INVESTMENTS - 99.3% (COST $20,385,783)		$21,446,766
OTHER ASSETS LESS LIABILITIES - 0.7%		144,549

TOTAL NET ASSETS - 100.0%		$21,591,315

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $1,060,983. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,106,163 and net unrealized depreciation from investments for those securities having an excess of cost over value of $45,180.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$21,220,007	$—	$21,220,007
Money Market Fund	226,759	—	—	226,759

Total	$226,759	$21,220,007	$—	$21,446,766

MTB INTERMEDIATE-TERM BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2010 (unaudited)

Description	Par Value	Value
ASSET-BACKED SECURITIES - 0.8%
FINANCIAL SERVICES - 0.8%
BMW Vehicle Lease Trust, Series 2009-1, Class A4, 3.66%, 8/15/13	1,000,000	1,028,637

TOTAL ASSET-BACKED SECURITIES (COST $999,831)		$1,028,637

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.2%
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) - 0.8%
[6,7]American Tower Trust Series 2007-1A, Class AFX, 5.42%, 4/15/37	1,000,000	1,096,180
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 4.4%
Series 1920, Class H, 7.00%, 1/15/12	82,602	85,373
Series 2672, Class WA, 4.00%, 9/15/10	218,489	219,126
Series 2872, Class GB, 5.00%, 5/15/28	4,065,854	4,127,631
Series R001, Class AE, 4.38%, 4/15/15	1,292,695	1,343,871

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$5,776,001
WHOLE LOAN - 1.0%
[1]Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 5.06%, 8/25/10	1,531,224	1,394,513

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $8,263,485)		$8,266,694

CORPORATE BONDS - 52.3%
AUTO MANUFACTURERS - 0.6%
Daimler Finance North America LLC, Company Guaranteed, MTN, 5.75%, 9/08/11	500,000	522,423
[6,7]Hyundai Motor Manufacturing Czech Sro, Company Guaranteed, 4.50%, 4/15/15	250,000	255,055

TOTAL AUTO MANUFACTURERS		$777,478
BANKS - 6.8%
[6,7]Ally Financial, Inc., Company Guaranteed, 8.00%, 3/15/20	250,000	260,625
Bank of America Corp., Subordinated, 7.13%, 10/15/11	800,000	849,788
Bank of America Corp., Sr. Unsecured, 7.38%, 5/15/14	750,000	859,904
Bank of America Corp., Sr. Unsecured, 4.50%, 4/01/15	500,000	519,333
[1]BankBoston Capital Trust III, Limited Guarantee, 1.29%, 9/15/10	1,000,000	679,229
BB&T Corp., Subordinated, 4.75%, 10/01/12	500,000	530,142
Citigroup, Inc., Sr. Unsecured, 5.50%, 10/15/14	500,000	533,139
Citigroup, Inc., Sr. Unsecured, 4.75%, 5/19/15	500,000	517,489
Credit Suisse, Sr. Unsecured, 5.30%, 8/13/19	250,000	275,178
Credit Suisse AG, Subordinated, 5.40%, 1/14/20	500,000	528,107
Discover Bank/Greenwood DE, Subordinated, 7.00%, 4/15/20	1,000,000	1,070,377
JPMorgan Chase & Co., Sr. Unsecured, 4.40%, 7/22/20	500,000	503,918
[6,7]Lloyds TSB Bank PLC, Bank Guaranteed, 5.80%, 1/13/20	500,000	510,101
State Street Corp., Sr. Unsecured, 4.30%, 5/30/14	250,000	271,486
U.S. Bank NA, Sr. Unsecured, MTN, 5.92%, 5/25/12	696,395	727,585
U.S. Bank NA, Subordinated, 6.30%, 2/04/14	305,000	349,870

TOTAL BANKS		$8,986,271
BEVERAGES - 2.7%
Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed, 5.38%, 1/15/20	500,000	552,665
Coca-Cola Enterprises, Inc., Sr. Unsecured, 5.00%, 8/15/13	2,000,000	2,223,575
Diageo Finance BV, Company Guaranteed, 3.25%, 1/15/15	250,000	260,326
Fortune Brands, Inc., Sr. Unsecured, 6.38%, 6/15/14	500,000	560,640

TOTAL BEVERAGES		$3,597,206
BUILDING MATERIALS - 0.4%
[6,7]Holcim U.S. Finance Sarl & CIE SCS, Company Guaranteed, 6.00%, 12/30/19	500,000	543,700
CAPITAL MARKETS - 1.1%
Morgan Stanley, Series G, Sr. Unsecured, 5.50%, 1/26/20	1,500,000	1,512,328
CHEMICALS - 0.6%
Dow Chemical Co., Sr. Unsecured, 6.13%, 2/01/11	750,000	768,109
COMPUTERS - 0.8%
International Business Machines Corp., Sr. Unsecured, 2.10%, 5/06/13	1,000,000	1,033,054
DIVERSIFIED FINANCIAL SERVICES - 7.1%
[6,7]Cantor Fitzgerald LP, Notes, 6.38%, 6/26/15	1,000,000	1,016,102
[6,7]Cantor Fitzgerald LP, Bonds, 7.88%, 10/15/19	500,000	523,908
Capital One Bank USA NA, Subordinated, 8.80%, 7/15/19	500,000	638,139
Charles Schwab Corp., Senior Notes, 4.45%, 7/22/20	250,000	255,801
[6,7]FMR LLC, Sr. Unsecured, 6.50%, 12/14/40	1,000,000	993,853
Ford Motor Credit Co. LLC, Sr. Unsecured, 8.70%, 10/01/14	500,000	545,000
Ford Motor Credit Co. LLC, Sr. Unsecured, 7.00%, 4/15/15	250,000	258,125
Ford Motor Credit Co. LLC, Sr. Unsecured, 6.63%, 8/15/17	250,000	248,125
[12]Ford Motor Credit Co. LLC, Sr. Unsecured, 8.13%, 1/15/20	1,000,000	1,077,500
[6,7]Harley-Davidson Funding Corp., Company Guaranteed, 5.75%, 12/15/14	500,000	527,181
Jefferies Group, Inc., Sr. Unsecured, 6.88%, 4/15/21	500,000	515,849
NASDAQ OMX Group, Inc., Sr. Unsecured, 5.55%, 1/15/20	250,000	257,418
[6,7]Nissan Motor Acceptance Corp., Sr. Unsecured, 4.50%, 1/30/15	500,000	522,880
SLM Corp., Sr. Unsecured, 5.45%, 4/25/11	1,000,000	1,003,921
SLM Corp., Sr. Unsecured, 8.00%, 3/25/20	500,000	443,801
TD Ameritrade Holding Corp., Company Guaranteed, 2.95%, 12/01/12	500,000	512,472

TOTAL DIVERSIFIED FINANCIAL SERVICES		$9,340,075
ELECTRIC - 1.6%
CenterPoint Energy, Inc., Sr. Unsecured, 6.50%, 5/01/18	125,000	141,851
[12]Consolidated Edison Co. of New York, Inc., Sr. Unsecured, 4.45%, 6/15/20	250,000	269,322
DTE Energy Co., Sr. Unsecured, 7.63%, 5/15/14	250,000	293,710
Duke Energy Corp., Sr. Unsecured, 6.30%, 2/01/14	250,000	285,883
Progress Energy, Inc., Sr. Unsecured, 6.05%, 3/15/14	1,000,000	1,132,174

TOTAL ELECTRIC		$2,122,940
ELECTRONICS - 0.2%
Agilent Technologies, Inc., Senior Notes, 5.00%, 7/15/20	250,000	257,663
ENERGY EQUIPMENT & SERVICES - 0.4%
National Oilwell Varco, Inc., Sr. Unsecured, 5.65%, 11/15/12	500,000	540,599
FOOD - 2.3%
Kraft Foods, Inc., Sr. Unsecured, 5.63%, 11/01/11	850,000	895,727
Kroger Co., Company Guaranteed, 3.90%, 10/01/15	250,000	267,765
McCormick & Co., Inc., Sr. Unsecured, 5.75%, 12/15/17	500,000	568,188
Ralcorp Holdings, Inc., Sr. Secured, 6.63%, 8/15/39	750,000	782,421

[6,7]WM Wrigley Jr. Co., Company Guaranteed, 3.70%, 6/30/14	500,000	512,378

TOTAL FOOD		$3,026,479
HEALTHCARE PROVIDERS & SERVICES - 0.2%
Cigna Corp., Sr. Unsecured, 5.13%, 6/15/20	250,000	265,105
HOTELS, RESTAURANTS & LEISURE - 0.4%
[6,7]Hyatt Hotels Corp., Sr. Unsecured, 6.88%, 8/15/19	500,000	546,242
HOUSEHOLD PRODUCTS - 0.4%
Clorox Co., Sr. Unsecured, 3.55%, 11/01/15	500,000	532,564
INSURANCE - 1.9%
Hartford Financial Services Group, Inc., Sr. Unsecured, 5.50%, 3/30/20	500,000	499,287
[6,7]Metropolitan Life Global Funding I, Sr. Secured, 2.50%, 1/11/13	500,000	508,590
Prudential Financial, Inc., Sr. Unsecured, MTN, 3.88%, 1/14/15	500,000	513,287
Prudential Financial, Inc., Sr. Unsecured, MTN, 4.75%, 9/17/15	1,000,000	1,063,672

TOTAL INSURANCE		$2,584,836
MEDIA - 1.0%
[6,7]COX Enterprises, Inc., Sr. Unsecured, 7.88%, 9/15/10	1,000,000	1,006,744
Time Warner, Inc., Company Guaranteed, 6.20%, 3/15/40	280,000	297,743

TOTAL MEDIA		$1,304,487
METALS & MINING - 3.1%
Rio Tinto Finance USA Ltd., Company Guaranteed, 8.95%, 5/01/14	2,000,000	2,463,408
Vale Overseas Ltd., Company Guaranteed, 5.63%, 9/15/19	500,000	543,181
Xstrata Canada Corp., Company Guaranteed, 7.25%, 7/15/12	1,000,000	1,088,732

TOTAL METALS & MINING		$4,095,321
MISCELLANEOUS MANUFACTURING - 0.2%
ITT Corp., Sr. Unsecured, 6.13%, 5/01/19	250,000	290,052
MULTI-UTILITIES - 0.8%
CenterPoint Energy, Inc., Series B, Sr. Unsecured, 7.25%, 9/01/10	500,000	502,073
Dominion Resources, Inc., Series A, Sr. Unsecured, 5.60%, 11/15/16	500,000	571,511

TOTAL MULTI-UTILITIES		$1,073,584
OFFICE/BUSINESS EQUIPMENT - 1.7%
Xerox Corp., Sr. Unsecured, 6.40%, 3/15/16	2,000,000	2,290,052
OIL & GAS - 5.9%
Anadarko Petroleum Corp., Sr. Unsecured, 5.75%, 6/15/14	250,000	247,875
Devon Financing Corp. ULC, Company Guaranteed, 6.88%, 9/30/11	1,000,000	1,064,425
[6,7]Dolphin Energy Ltd., Sr. Secured, 5.89%, 6/15/19	719,475	750,529
Enterprise Products Operating LLC, Series B, Company Guaranteed, 7.03%, 1/15/68	1,000,000	967,228
Occidental Petroleum Corp., Sr. Unsecured, 4.13%, 6/01/16	500,000	554,345
Pioneer Natural Resources Co., Sr. Unsecured, 6.88%, 5/01/18	1,000,000	1,042,222
Rowan Cos., Inc., Sr. Unsecured, 7.88%, 8/01/19	500,000	558,618
Sempra Energy, Sr. Unsecured, 6.50%, 6/01/16	500,000	589,751
Shell International Finance BV, Company Guaranteed, 3.10%, 6/28/15	1,000,000	1,037,705
Stone Energy Corp., Company Guaranteed, 8.63%, 2/01/17	1,000,000	953,750

TOTAL OIL & GAS		$7,766,448
PIPELINES - 0.9%
Kinder Morgan Energy Partners LP, Sr. Unsecured, 6.55%, 9/15/40	250,000	276,074
[6,7]Rockies Express Pipeline LLC, Sr. Unsecured, 5.63%, 4/15/20	500,000	486,072
[6,7]Rockies Express Pipeline LLC, Sr. Unsecured, 6.88%, 4/15/40	500,000	489,438

TOTAL PIPELINES		$1,251,584
REAL ESTATE INVESTMENT TRUSTS (REIT) - 5.9%
AvalonBay Communities, Inc., Sr. Unsecured, MTN, 5.70%, 3/15/17	1,250,000	1,389,769
[6,7]BioMed Realty LP, Company Guaranteed, 6.13%, 4/15/20	250,000	261,539
Boston Properties LP, Sr. Unsecured, 5.88%, 10/15/19	1,000,000	1,101,654
Commonwealth REIT, Sr. Unsecured, 6.65%, 1/15/18	500,000	522,685
[6,7]Digital Realty Trust LP, Company Guaranteed, 5.88%, 2/01/20	500,000	514,152
HCP, Inc., Sr. Unsecured, MTN, 5.95%, 9/15/11	225,000	234,351
Health Care REIT, Inc., Sr. Unsecured, 6.13%, 4/15/20	1,000,000	1,063,328
Healthcare Realty Trust, Inc., Sr. Unsecured, 6.50%, 1/17/17	500,000	532,699
Mack-Cali Realty LP, Sr. Unsecured, 7.75%, 8/15/19	250,000	296,039
Simon Property Group, LP, Sr. Unsecured, 6.75%, 5/15/14	750,000	853,684
Vornado Realty LP, Sr. Unsecured, 4.25%, 4/01/15	1,000,000	1,013,926

TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		$7,783,826
RETAIL - 1.8%
McDonald’s Corp., Sr. Unsecured, 6.00%, 4/15/11	500,000	517,454
Target Corp., Sr. Unsecured, 3.88%, 7/15/20	500,000	508,727
Yum! Brands, Inc., Sr. Unsecured, 8.88%, 4/15/11	1,300,000	1,368,433

TOTAL RETAIL		$2,394,614
TELECOMMUNICATIONS - 1.8%
American Tower Corp., Sr. Unsecured, 4.63%, 4/01/15	250,000	265,841
[6,7]Qwest Communications International, Inc., Company Guaranteed, 7.13%, 4/01/18	1,000,000	1,038,750
Sprint Capital Corp., Company Guaranteed, 7.63%, 1/30/11	1,000,000	1,030,000

TOTAL TELECOMMUNICATIONS		$2,334,591
TRANSPORTATION - 1.7%
Canadian National Railway Co., Sr. Unsecured, 6.38%, 10/15/11	1,000,000	1,064,051
Canadian National Railway Co., Sr. Unsecured, 5.85%, 11/15/17	500,000	579,018
Norfolk Southern Corp., Sr. Unsecured, 5.90%, 6/15/19	250,000	289,785
Union Pacific Corp., Sr. Unsecured, 5.75%, 11/15/17	250,000	284,615

TOTAL TRANSPORTATION		$2,217,469

TOTAL CORPORATE BONDS (COST $66,331,616)		$69,236,677
ENHANCED EQUIPMENT TRUST CERTIFICATES - 1.3%
AIRLINES - 1.3%
Continental Airlines, Inc., Series A, Pass-Thru Certificates, 7.25%, 11/10/19	250,000	272,187
Delta Air Lines, Inc., Series A, Pass-Thru Certificates, 7.75%, 12/17/19	491,805	540,371
Delta Air Lines, Inc., Series 071A, Pass-Thru Certificates, 6.82%, 8/10/22	842,698	863,238

TOTAL AIRLINES		$1,675,796

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $1,573,127)		$1,675,796
MORTGAGE-BACKED SECURITIES - 16.8%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 9.1%
Pool A18401, 6.00%, 2/01/34	214,587	236,355
Pool C90293, 7.50%, 9/01/19	341,030	383,942
Pool C90504, 6.50%, 12/01/21	134,938	148,743
Pool E76204, 5.50%, 4/01/14	1,813	1,933
Pool E83022, 6.00%, 4/01/16	79,242	86,315
Pool E92817, 5.00%, 12/01/17	559,579	603,716
Pool G11311, 5.00%, 10/01/17	410,574	442,957
Pool G12709, 5.00%, 7/01/22	4,405,133	4,718,172
Pool G13077, 5.50%, 4/01/23	5,027,592	5,439,855

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$12,061,988

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 7.0%
Pool 254240, 7.00%, 3/01/32	207,743	233,827
Pool 256674, 6.00%, 4/01/37	2,797,330	3,044,893
Pool 303831, 6.00%, 4/01/11	9,508	9,651
Pool 313224, 7.00%, 12/01/11	16,199	16,647
Pool 424286, 6.50%, 6/01/13	13,833	14,719
Pool 526062, 7.50%, 12/01/29	21,534	24,295
Pool 619054, 5.50%, 2/01/17	274,054	298,153
Pool 832365, 5.50%, 8/01/20	2,580,319	2,800,775
Pool 838741, 5.00%, 9/01/20	2,535,952	2,722,979
Pool 839291, 5.00%, 9/01/20	70,578	75,784

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$9,241,723
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.7%
Pool 2616, 7.00%, 7/20/28	124,791	139,736
Pool 2701, 6.50%, 1/20/29	242,650	273,262
Pool 426727, 7.00%, 2/15/29	24,548	27,488
Pool 780825, 6.50%, 7/15/28	257,882	290,415
Pool 781231, 7.00%, 12/15/30	116,621	130,567

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$861,468

TOTAL MORTGAGE-BACKED SECURITIES (COST $20,517,494)		$22,165,179
U.S. TREASURY - 4.5%
INFLATION INDEXED BONDS - 0.6%
1.63%, 1/15/15	500,000	604,607
3.00%, 7/15/12	180,000	232,294

TOTAL INFLATION INDEXED BONDS		$836,901
U.S. TREASURY NOTE - 3.9%
[12]1.13%, 6/15/13	1,000,000	1,009,531
[12]1.88%, 6/30/15	500,000	507,422
2.13%, 5/31/15	1,500,000	1,541,953
[12]2.50%, 4/30/15	1,000,000	1,046,406
[12]3.50%, 5/15/20	175,000	183,778
3.63%, 2/15/20	750,000	796,172

TOTAL U.S. TREASURY NOTE		$5,085,262

TOTAL U.S. TREASURY (COST $5,731,894)		$5,922,163

REPURCHASE AGREEMENT - 17.7%
Interest in $23,425,987 repurchase agreement 0.20%, dated 7/30/10 under which Credit Suisse First Boston LLC will repurchase a U.S. Government security maturing on 12/15/12 for $23,426,377 on 8/02/10. The market value of the underlying securities at the end of the period was $23,899,498. (COST $23,425,987)	23,425,987	$23,425,987

TOTAL INVESTMENTS IN SECURITIES - 99.6% (COST $126,843,434)		$131,721,133

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 2.8%[13]
REPURCHASE AGREEMENTS - 2.8%
Interest in $1,895,000 repurchase agreement 0.23%, dated 7/30/10 under which Mizuho Securities USA Inc. will repurchase U.S. Government securities with various maturities from 12/01/20 to 7/01/39 for $1,895,036 on 8/02/10. The market value of the underlying securities at the end of the period was $1,932,900.	1,895,000	1,895,000
Interest in $1,869,000 repurchase agreement 0.22%, dated 7/30/10 under which RBS Securities Inc. will repurchase U.S. Government securities with various maturities from 7/01/12 to 7/01/40 for $1,869,034 on 8/02/10. The market value of the underlying securities at the end of the period was $1,906,386.	1,869,000	1,869,000

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $3,764,000)		$3,764,000

TOTAL INVESTMENTS - 102.4% (COST $130,607,434)		$135,485,133
COLLATERAL FOR SECURITIES ON LOAN - (2.8%)		(3,764,000)
OTHER ASSETS LESS LIABILITIES - 0.4%		526,733

TOTAL NET ASSETS - 100.0%		$132,247,866

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $4,877,699. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $5,460,087 and net unrealized depreciation from investments for those securities having an excess of cost over value of $582,388.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$1,028,637	$—	$1,028,637
Collateralized Mortgage Obligations	—	8,266,694	—	8,266,694
Corporate Bonds	—	69,236,677	—	69,236,677
Enhanced Equipment Trust Certificates	—	1,675,796	—	1,675,796
Mortgage-Backed Securities	—	22,165,179	—	22,165,179
U.S. Treasury	—	5,922,163	—	5,922,163
Repurchase Agreements		27,189,987	—	27,189,987

Total	$—	$135,485,133	$—	$135,485,133

MTB INCOME FUND

PORTFOLIO OF INVESTMENTS

July 31, 2010 (unaudited)

Description	Par Value	Value
ASSET-BACKED SECURITIES - 1.3%
FINANCIAL SERVICES - 1.3%
[6,7]Crown Castle Towers LLC, Sr. Secured, 4.17%, 8/15/17	$1,000,000	$1,004,950
[6,7]LA Arena Funding LLC, Series 1999-1, Class A, 7.66%, 12/15/26	1,486,667	1,551,708

TOTAL ASSET-BACKED SECURITIES (COST $2,486,667)		$2,556,658

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.1%
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) - 1.8%
[6,7]American Tower Trust Series 2007-1A, Class AFX, 5.42%, 4/15/37	1,000,000	1,096,180
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class A2, 5.63%, 4/10/49	1,500,000	1,557,653
Morgan Stanley Capital I Series 2005-T19, Class AAB, 4.85%, 6/12/47	949,245	999,854

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)		$3,653,687
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 0.0%**
Series 1920, Class H, 7.00%, 1/15/12	82,602	85,373
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 0.0%**
Series 1988-23, Class C, 9.75%, 9/25/18	11,400	12,920
WHOLE LOAN - 4.3%
[1]Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 3.52%, 8/25/10	537,779	493,430
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.50%, 6/25/19	3,294,209	3,289,776
GSR Mortgage Loan Trust Series 2006-2F, Class 2A15, 5.75%, 2/25/36	431,363	430,702
[1]Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 5.06%, 8/25/10	1,531,225	1,394,514
Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A8, 4.75%, 11/25/18	229,681	231,422
WaMu Mortgage Pass-Through Certificates, Series 2004-CB1, Class 1A, 5.25%, 6/25/19	3,084,539	3,134,055

TOTAL WHOLE LOAN		$8,973,899

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $12,440,012)		$12,725,879

CORPORATE BONDS - 60.7%
AEROSPACE & DEFENSE - 0.5%
[6,7]BAE Systems Holdings, Inc., Company Guaranteed, 6.38%, 6/01/19	500,000	568,842
L-3 Communications Corp., Company Guaranteed, 4.75%, 7/15/20	500,000	511,373

TOTAL AEROSPACE & DEFENSE		$1,080,215
AUTO MANUFACTURERS - 0.2%
Daimler Finance North America LLC, Company Guaranteed, MTN, 5.75%, 9/08/11	500,000	522,423
BANKS - 9.8%
[6,7]Ally Financial, Inc., Company Guaranteed, 8.00%, 3/15/20	250,000	260,625
Bank of America Corp., Subordinated, 7.13%, 10/15/11	200,000	212,447
Bank of America Corp., Sr. Unsecured, 7.38%, 5/15/14	750,000	859,904
Bank of America Corp., Sr. Unsecured, 4.50%, 4/01/15	500,000	519,333
Bank of America Corp., Unsecured, 6.50%, 8/01/16	1,250,000	1,359,642
[6,7]Bank of New York Institutional Capital Trust A, Jr. Subordinated Notes, 7.78%, 12/01/26	1,500,000	1,499,686
[1]BankBoston Capital Trust III, Limited Guarantee, 1.29%, 9/15/10	900,000	611,306
BB&T Corp., Sr. Unsecured, 3.85%, 7/27/12	1,000,000	1,048,463
BB&T Corp., Subordinated, 4.75%, 10/01/12	500,000	530,142
BB&T Corp., Sr. Unsecured, MTN, 6.85%, 4/30/19	1,500,000	1,792,956
Capital One Financial Corp., Sr. Unsecured, 7.38%, 5/23/14	250,000	291,409
Citigroup, Inc., Sr. Unsecured, 5.50%, 4/11/13	1,000,000	1,068,124
Citigroup, Inc., Sr. Unsecured, 5.50%, 10/15/14	500,000	533,139
Citigroup, Inc., Sr. Unsecured, 4.75%, 5/19/15	500,000	517,489
Citigroup, Inc., Unsecured, 8.50%, 5/22/19	1,000,000	1,221,102
Credit Suisse, Sr. Unsecured, 5.50%, 5/01/14	1,000,000	1,105,581
Credit Suisse, Sr. Unsecured, 5.30%, 8/13/19	250,000	275,178
Credit Suisse AG, Subordinated, 5.40%, 1/14/20	500,000	528,107
Discover Bank/Greenwood DE, Subordinated, 7.00%, 4/15/20	1,000,000	1,070,377
[12]Goldman Sachs Group, Inc., Sr. Unsecured, 5.25%, 4/01/13	1,000,000	1,079,484
Goldman Sachs Group, Inc., Sr. Unsecured, 6.00%, 5/01/14	500,000	553,556
JPMorgan Chase & Co., Sr. Unsecured, 3.40%, 6/24/15	500,000	514,246
JPMorgan Chase & Co., Sr. Unsecured, 4.40%, 7/22/20	500,000	503,918
[6,7]Lloyds TSB Bank PLC, Bank Guaranteed, 5.80%, 1/13/20	500,000	510,101
PNC Bank NA, Subordinated, BKNT, 6.88%, 4/01/18	500,000	575,019
[6,7]Rabobank Nederland NV, Sr. Unsecured, 4.75%, 1/15/20	500,000	525,954
State Street Corp., Sr. Unsecured, 4.30%, 5/30/14	250,000	271,486
U.S. Bank NA, Sr. Unsecured, MTN, 5.92%, 5/25/12	464,263	485,057

TOTAL BANKS		$20,323,831
BEVERAGES - 1.6%
[6,7]Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed, 6.88%, 11/15/19	500,000	601,249
Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed, 5.38%, 1/15/20	500,000	552,665
Bottling Group LLC, Company Guaranteed, 5.13%, 1/15/19	500,000	559,412
Coca-Cola Co., Sr. Unsecured, 4.88%, 3/15/19	750,000	836,762
Diageo Finance BV, Company Guaranteed, 3.25%, 1/15/15	250,000	260,326
Fortune Brands, Inc., Sr. Unsecured, 6.38%, 6/15/14	500,000	560,640

TOTAL BEVERAGES		$3,371,054
BUILDING MATERIALS - 0.3%
[6,7]Holcim U.S. Finance Sarl & CIE SCS, Company Guaranteed, 6.00%, 12/30/19	500,000	543,700
CAPITAL MARKETS - 2.0%
Jefferies Group, Inc., Sr. Unsecured, 8.50%, 7/15/19	1,450,000	1,654,268
Morgan Stanley, Series G, Sr. Unsecured, 5.50%, 1/26/20	2,500,000	2,520,547

TOTAL CAPITAL MARKETS		$4,174,815
CHEMICALS - 1.4%
Dow Chemical Co., Sr. Unsecured, 6.13%, 2/01/11	750,000	768,109
Dow Chemical Co., Sr. Unsecured, 8.55%, 5/15/19	500,000	626,047
Dow Chemical Co., Sr. Unsecured, 9.40%, 5/15/39	250,000	351,623
EI DU Pont de Nemours & Co., Sr. Unsecured, 4.63%, 1/15/20	500,000	541,819
Potash Corp. of Saskatchewan, Inc., Sr. Unsecured, 4.88%, 3/30/20	500,000	539,638

TOTAL CHEMICALS		$2,827,236
COMMERCIAL SERVICES - 0.8%
Board of Trustees of The Leland Stanford Junior University, Bonds, 4.75%, 5/01/19	500,000	553,243

Iron Mountain, Inc., Company Guaranteed, 8.00%, 6/15/20	1,000,000	1,055,000

TOTAL COMMERCIAL SERVICES		$1,608,243
COSMETICS/PERSONAL CARE - 0.5%
Procter & Gamble Co., Sr. Unsecured, 5.80%, 8/15/34	1,000,000	1,152,100
DIVERSIFIED FINANCIAL SERVICES - 8.0%
American Express Credit Corp., Sr. Unsecured, 5.13%, 8/25/14	1,000,000	1,095,570
[6,7]ASIF Global Financing XIX, Sr. Secured, 4.90%, 1/17/13	1,175,000	1,176,469
[6,7]Cantor Fitzgerald LP, Notes, 6.38%, 6/26/15	1,000,000	1,016,102
[6,7]Cantor Fitzgerald LP, Bonds, 7.88%, 10/15/19	500,000	523,908
Capital One Bank USA NA, Subordinated, 8.80%, 7/15/19	500,000	638,139
Charles Schwab Corp., Senior Notes, 4.45%, 7/22/20	250,000	255,801
[6,7]FMR LLC, Sr. Unsecured, 6.45%, 11/15/39	1,000,000	1,000,278
[6,7]FMR LLC, Sr. Unsecured, 6.50%, 12/14/40	1,000,000	993,853
Ford Motor Credit Co. LLC, Sr. Unsecured, 8.70%, 10/01/14	500,000	545,000
Ford Motor Credit Co. LLC, Sr. Unsecured, 7.00%, 4/15/15	250,000	258,125
Ford Motor Credit Co. LLC, Sr. Unsecured, 6.63%, 8/15/17	250,000	248,125
Ford Motor Credit Co. LLC, Sr. Unsecured, 8.13%, 1/15/20	1,000,000	1,077,500
[6,7]Harley-Davidson Funding Corp., Company Guaranteed, 5.75%, 12/15/14	500,000	527,180
International Lease Finance Corp., Sr. Unsecured, 5.88%, 5/01/13	1,150,000	1,118,375
Jefferies Group, Inc., Sr. Unsecured, 6.88%, 4/15/21	500,000	515,849
JPMorgan Chase Capital XVIII, Series R, Limited Guarantee, 6.95%, 8/17/36	1,000,000	1,012,752
MBNA Capital, Series A, Limited Guarantee, 8.28%, 12/01/26	1,000,000	1,008,750
NASDAQ OMX Group, Inc., Sr. Unsecured, 5.55%, 1/15/20	250,000	257,418
[6,7]Nissan Motor Acceptance Corp., Sr. Unsecured, 4.50%, 1/30/15	500,000	522,880
SLM Corp., Sr. Unsecured, 5.45%, 4/25/11	1,000,000	1,003,921
SLM Corp., Sr. Unsecured, 8.00%, 3/25/20	500,000	443,801
TD Ameritrade Holding Corp., Company Guaranteed, 2.95%, 12/01/12	500,000	512,472
Textron Financial Corp., Sr. Unsecured, 5.40%, 4/28/13	1,000,000	1,046,904

TOTAL DIVERSIFIED FINANCIAL SERVICES		$16,799,172
ELECTRIC - 3.0%
CenterPoint Energy, Inc., Series B, Sr. Unsecured, 6.85%, 6/01/15	1,250,000	1,432,335
CenterPoint Energy, Inc., Sr. Unsecured, 6.50%, 5/01/18	125,000	141,852
Consolidated Edison Co. of New York, Inc., Sr. Unsecured, 4.45%, 6/15/20	250,000	269,322
DTE Energy Co., Sr. Unsecured, 7.63%, 5/15/14	250,000	293,710
Duke Energy Corp., Sr. Unsecured, 6.30%, 2/01/14	250,000	285,883
Exelon Generation Co. LLC, Sr. Unsecured, 6.25%, 10/01/39	500,000	546,209
[12]Florida Power Corp., 1st Mortgage, 4.55%, 4/01/20	500,000	539,940
PPL Electric Utilities Corp., 1st Mortgage, 6.25%, 5/15/39	500,000	581,594
Progress Energy, Inc., Sr. Unsecured, 6.05%, 3/15/14	1,000,000	1,132,174
Puget Sound Energy, Inc., Sr. Secured, 5.76%, 10/01/39	250,000	262,930
Virginia Electric & Power Co., Sr. Unsecured, 8.88%, 11/15/38	500,000	734,912

TOTAL ELECTRIC		$6,220,861
ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
Emerson Electric Co., Sr. Unsecured, 6.13%, 4/15/39	200,000	239,034
ELECTRONICS - 0.1%
Agilent Technologies, Inc., Senior Notes, 5.00%, 7/15/20	250,000	257,663
ENERGY EQUIPMENT & SERVICES - 0.8%
National Oilwell Varco, Inc., Sr. Unsecured, 5.65%, 11/15/12	1,500,000	1,621,796
FOOD - 2.0%
General Mills, Inc., Sr. Unsecured, 5.65%, 2/15/19	250,000	286,973
Kraft Foods, Inc., Sr. Unsecured, 5.63%, 11/01/11	1,000,000	1,053,796
Kroger Co., Company Guaranteed, 3.90%, 10/01/15	250,000	267,765
Kroger Co., Company Guaranteed, 8.00%, 9/15/29	500,000	643,198
McCormick & Co., Inc., Sr. Unsecured, 5.75%, 12/15/17	500,000	568,188
Ralcorp Holdings, Inc., Sr. Secured, 6.63%, 8/15/39	750,000	782,421
[6,7]WM Wrigley Jr. Co., Company Guaranteed, 3.70%, 6/30/14	500,000	512,379

TOTAL FOOD		$4,114,720
HEALTHCARE PROVIDERS & SERVICES - 0.1%
Cigna Corp., Sr. Unsecured, 5.13%, 6/15/20	250,000	265,105
HOME BUILDERS - 0.2%
Ryland Group, Inc., Company Guaranteed, 6.63%, 5/01/20	500,000	475,000
HOTELS, RESTAURANTS & LEISURE - 0.3%
[6,7]Hyatt Hotels Corp., Sr. Unsecured, 6.88%, 8/15/19	500,000	546,242
HOUSEHOLD PRODUCTS - 0.3%
Clorox Co., Sr. Unsecured, 3.55%, 11/01/15	500,000	532,564
INSURANCE - 2.5%
Hartford Financial Services Group, Inc., Sr. Unsecured, 5.50%, 3/30/20	500,000	499,287
[6,7]Metropolitan Life Global Funding I, Sr. Secured, 2.50%, 1/11/13	500,000	508,591
Prudential Financial, Inc., Sr. Unsecured, MTN, 3.88%, 1/14/15	500,000	513,287
Prudential Financial, Inc., Sr. Unsecured, 6.20%, 1/15/15	500,000	556,666
Prudential Financial, Inc., Sr. Unsecured, MTN, 4.75%, 9/17/15	1,000,000	1,063,672
Renre North America Holdings, Inc., Company Guaranteed, 5.75%, 3/15/20	2,000,000	2,028,128

TOTAL INSURANCE		$5,169,631
IRON/STEEL - 0.8%
ArcelorMittal, Sr. Unsecured, 7.00%, 10/15/39	1,500,000	1,617,660
MEDIA - 4.7%
Comcast Corp., Company Guaranteed, 5.90%, 3/15/16	1,000,000	1,149,923
Comcast Corp., Company Guaranteed, 5.70%, 7/01/19	1,500,000	1,675,258
[6,7]COX Enterprises, Inc., Sr. Unsecured, 7.88%, 9/15/10	1,000,000	1,006,744
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 5.88%, 10/01/19	1,000,000	1,109,213
News America, Inc., Company Guaranteed, 6.90%, 8/15/39	500,000	578,093
Time Warner Cable, Inc., Company Guaranteed, 8.25%, 4/01/19	1,000,000	1,258,131
Time Warner Cable, Inc., Company Guaranteed, 6.75%, 6/15/39	500,000	569,759
Time Warner, Inc., Company Guaranteed, 6.20%, 3/15/40	280,000	297,743
Viacom, Inc., Sr. Unsecured, 5.63%, 9/15/19	1,000,000	1,115,583
Walt Disney Co., Series C, Sr. Unsecured, MTN, 5.70%, 7/15/11	1,000,000	1,049,752

TOTAL MEDIA		$9,810,199

METALS & MINING - 1.4%
Rio Tinto Finance USA Ltd., Company Guaranteed, 9.00%, 5/01/19	750,000	1,005,687
Vale Overseas Ltd., Company Guaranteed, 5.63%, 9/15/19	500,000	543,181
Xstrata Canada Corp., Company Guaranteed, 7.25%, 7/15/12	800,000	870,986
[6,7]Xstrata Finance Canada Ltd., Company Guaranteed, 6.90%, 11/15/37	500,000	531,857

TOTAL METALS & MINING		$2,951,711
MISCELLANEOUS MANUFACTURING - 0.6%
GE Capital Trust I, Subordinated, 6.38%, 11/15/67	1,000,000	955,000
ITT Corp., Sr. Unsecured, 6.13%, 5/01/19	250,000	290,052

TOTAL MISCELLANEOUS MANUFACTURING		$1,245,052
MULTI-UTILITIES - 0.3%
Dominion Resources, Inc., Series A, Sr. Unsecured, 5.60%, 11/15/16	500,000	571,511
OFFICE/BUSINESS EQUIPMENT - 1.1%
Xerox Corp., Sr. Unsecured, 6.40%, 3/15/16	2,000,000	2,290,052
OIL & GAS - 4.6%
[12]Anadarko Finance Co., Series B, Company Guaranteed, 6.75%, 5/01/11	750,000	761,719
Anadarko Petroleum Corp., Sr. Unsecured, 5.75%, 6/15/14	250,000	247,875
[6,7]Dolphin Energy Ltd., Sr. Secured, 5.89%, 6/15/19	719,475	750,530
Enterprise Products Operating LLC, Series B, Company Guaranteed, 7.03%, 1/15/68	1,000,000	967,228
Occidental Petroleum Corp., Sr. Unsecured, 4.13%, 6/01/16	500,000	554,345
[6,7]Petroleum Co of Trinidad & Tobago Ltd., Sr. Unsecured, 9.75%, 8/14/19	1,000,000	1,177,500
Pioneer Natural Resources Co., Sr. Unsecured, 6.88%, 5/01/18	1,000,000	1,042,222
Rowan Cos., Inc., Sr. Unsecured, 7.88%, 8/01/19	500,000	558,618
Sempra Energy, Sr. Unsecured, 6.50%, 6/01/16	500,000	589,751
Stone Energy Corp., Company Guaranteed, 8.63%, 2/01/17	1,000,000	953,750
Valero Energy Corp., Company Guaranteed, 10.50%, 3/15/39	500,000	694,578
XTO Energy, Inc., Sr. Unsecured, 6.50%, 12/15/18	1,000,000	1,237,042

TOTAL OIL & GAS		$9,535,158
OIL & GAS FIELD SERVICES - 0.6%
NuStar Pipeline Operating Partnership, LP, Company Guaranteed, 5.88%, 6/01/13	1,250,000	1,342,246
OIL & GAS SERVICES - 1.1%
Halliburton Co., Sr. Unsecured, 5.50%, 10/15/10	1,000,000	1,010,296
Smith International, Inc., Sr. Unsecured, 8.63%, 3/15/14	1,000,000	1,199,264

TOTAL OIL & GAS SERVICES		$2,209,560
PHARMACEUTICALS - 0.1%
[12]Merck & Co., Inc., Sr. Unsecured, 5.85%, 6/30/39	250,000	292,685
PIPELINES - 0.9%
[12]Kinder Morgan Energy Partners LP, Sr. Unsecured, 6.85%, 2/15/20	500,000	591,744
Kinder Morgan Energy Partners LP, Sr. Unsecured, 6.55%, 9/15/40	250,000	276,074
[6,7]Rockies Express Pipeline LLC, Sr. Unsecured, 5.63%, 4/15/20	500,000	486,072
[6,7]Rockies Express Pipeline LLC, Sr. Unsecured, 6.88%, 4/15/40	500,000	489,438

TOTAL PIPELINES		$1,843,328
REAL ESTATE INVESTMENT TRUSTS (REIT) - 4.3%
AvalonBay Communities, Inc., Sr. Unsecured, MTN, 5.70%, 3/15/17	1,250,000	1,389,768
[6,7]BioMed Realty LP, Company Guaranteed, 6.13%, 4/15/20	250,000	261,538
Boston Properties LP, Sr. Unsecured, 5.00%, 6/01/15	650,000	694,933
Boston Properties LP, Sr. Unsecured, 5.88%, 10/15/19	1,000,000	1,101,654
Commonwealth REIT, Sr. Unsecured, 6.65%, 1/15/18	500,000	522,685
[6,7]Digital Realty Trust LP, Company Guaranteed, 5.88%, 2/01/20	500,000	514,152
HCP, Inc., Sr. Unsecured, MTN, 5.95%, 9/15/11	225,000	234,351
Health Care REIT, Inc., Sr. Unsecured, 6.13%, 4/15/20	1,000,000	1,063,328
Healthcare Realty Trust, Inc., Sr. Unsecured, 6.50%, 1/17/17	500,000	532,699
Mack-Cali Realty LP, Sr. Unsecured, 7.75%, 8/15/19	250,000	296,039
Simon Property Group LP, Sr. Unsecured, 5.65%, 2/01/20	500,000	550,397
Simon Property Group, LP, Sr. Unsecured, 6.75%, 5/15/14	750,000	853,684
Vornado Realty LP, Sr. Unsecured, 4.25%, 4/01/15	1,000,000	1,013,926

TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		$9,029,154
RETAIL - 2.0%
12CVS Caremark Corp., Sr. Unsecured, 4.75%, 5/18/20	500,000	521,337
McDonald’s Corp., Sr. Unsecured, MTN, 6.30%, 3/01/38	1,000,000	1,209,391
Staples, Inc., Company Guaranteed, 7.75%, 4/01/11	1,000,000	1,045,648
Target Corp., Sr. Unsecured, 3.88%, 7/15/20	500,000	508,727
Yum! Brands, Inc., Sr. Unsecured, 8.88%, 4/15/11	802,000	844,218

TOTAL RETAIL		$4,129,321
SOFTWARE - 0.3%
Oracle Corp., Sr. Unsecured, 3.75%, 7/08/14	500,000	540,263
TELECOMMUNICATIONS - 2.0%
American Tower Corp., Sr. Unsecured, 4.63%, 4/01/15	250,000	265,841
AT&T, Inc., Sr. Unsecured, 6.70%, 11/15/13	1,000,000	1,161,108
Cellco Partnership / Verizon Wireless Capital LLC, Sr. Unsecured, 8.50%, 11/15/18	500,000	662,575
[6,7]Qwest Communications International, Inc., Company Guaranteed, 7.13%, 4/01/18	1,000,000	1,038,750
Sprint Capital Corp., Company Guaranteed, 7.63%, 1/30/11	1,000,000	1,030,000

TOTAL TELECOMMUNICATIONS		$4,158,274
TRANSPORTATION - 1.4%
Burlington Northern Santa Fe LLC, Sr. Unsecured, 6.20%, 8/15/36	1,000,000	1,118,333
Canadian National Railway Co., Sr. Unsecured, 6.38%, 10/15/11	500,000	532,026
Norfolk Southern Corp., Sr. Unsecured, 5.90%, 6/15/19	250,000	289,784
Union Pacific Corp., Sr. Unsecured, 5.75%, 11/15/17	900,000	1,024,613

TOTAL TRANSPORTATION		$2,964,756

TOTAL CORPORATE BONDS (COST $117,395,031)		$126,376,335
ENHANCED EQUIPMENT TRUST CERTIFICATES - 0.9%
AIRLINES - 0.9%
Continental Airlines, Inc., Series A, Pass-Thru Certificates, 7.25%, 11/10/19	250,000	272,187
Delta Air Lines, Inc., Series A, Pass-Thru Certificates, 7.75%, 12/17/19	491,805	540,371
Delta Air Lines, Inc., Series 071A, Pass-Thru Certificates, 6.82%, 8/10/22	421,349	431,619
United Air Lines, Inc., Pass-Thru Certificates, 9.75%, 1/15/17	475,863	530,587

TOTAL AIRLINES		$1,774,764

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $1,639,016)		$1,774,764
MORTGAGE-BACKED SECURITIES - 15.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 9.3%
Pool A13990, 4.50%, 10/01/33	270,055	285,060

Pool A83578, 5.00%, 12/01/38	740,877	790,608
Pool B17616, 5.50%, 1/01/20	343,861	372,702
Pool C00478, 8.50%, 9/01/26	39,164	44,406
Pool C01272, 6.00%, 12/01/31	205,279	227,064
Pool E00560, 6.00%, 7/01/13	71,223	75,717
Pool G02296, 5.00%, 6/01/36	2,281,133	2,443,522
Pool G02976, 5.50%, 6/01/37	1,742,158	1,879,897
Pool G02988, 6.00%, 5/01/37	1,546,737	1,683,816
Pool G03703, 5.50%, 12/01/37	824,204	889,368
Pool G04338, 5.50%, 5/01/38	7,885,032	8,503,515
Pool G04776, 5.50%, 7/01/38	1,253,017	1,351,300
Pool G12709, 5.00%, 7/01/22	676,966	725,073

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$19,272,048
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 5.3%
Pool 254007, 6.50%, 10/01/31	93,429	104,252
Pool 254759, 4.50%, 6/01/18	534,802	574,778
Pool 329794, 7.00%, 2/01/26	120,601	136,271
Pool 346537, 6.00%, 5/01/11	28,189	28,721
Pool 398162, 6.50%, 1/01/28	33,800	37,631
Pool 398938, 6.50%, 10/01/27	27,662	30,884
Pool 402255, 6.50%, 12/01/27	8,795	9,786
Pool 535939, 6.00%, 5/01/16	181,943	197,886
Pool 638023, 6.50%, 4/01/32	273,393	305,235
Pool 642345, 6.50%, 5/01/32	240,577	268,447
Pool 651292, 6.50%, 7/01/32	281,686	314,317
Pool 686398, 6.00%, 3/01/33	464,676	513,206
Pool 688987, 6.00%, 5/01/33	561,818	621,371
Pool 695818, 5.00%, 4/01/18	995,332	1,075,270
Pool 889982, 5.50%, 11/01/38	2,338,199	2,522,770
Pool 889995, 5.50%, 9/01/38	3,283,745	3,542,955
Pool 975207, 5.00%, 3/01/23	805,564	861,954

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$11,145,734
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.4%
Pool 2077, 7.00%, 9/20/25	30,325	33,963
Pool 354677, 7.50%, 10/15/23	76,363	85,356
Pool 354713, 7.50%, 12/15/23	39,885	44,582
Pool 354765, 7.00%, 2/15/24	99,814	111,363
Pool 354827, 7.00%, 5/15/24	97,422	108,694
Pool 360869, 7.50%, 5/15/24	34,605	38,708
Pool 361843, 7.50%, 10/15/24	64,771	72,398
Pool 373335, 7.50%, 5/15/22	27,709	30,873
Pool 385623, 7.00%, 5/15/24	93,329	104,128
Pool 503405, 6.50%, 4/15/29	154,475	173,963

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$804,028

TOTAL MORTGAGE-BACKED SECURITIES (COST $29,224,215)		$31,221,810
U.S. TREASURY - 12.1%
INFLATION INDEXED BONDS - 0.0%**
2.00%, 1/15/14	100,000	125,974
U.S. TREASURY NOTE - 12.1%
0.88%, 12/31/10	5,500,000	5,514,824
1.13%, 6/15/13	1,000,000	1,009,531
1.75%, 3/31/14	1,500,000	1,536,563
2.63%, 6/30/14	1,300,000	1,372,313
2.63%, 7/31/14	1,000,000	1,055,156
2.63%, 12/31/14	1,000,000	1,052,656
2.25%, 1/31/15	1,000,000	1,036,250
[12]2.50%, 4/30/15	1,000,000	1,046,406
2.13%, 5/31/15	1,500,000	1,541,953
[12]1.88%, 6/30/15	500,000	507,422
4.50%, 2/15/16	1,300,000	1,485,352
3.75%, 11/15/18	500,000	544,453
3.63%, 8/15/19	3,000,000	3,198,281
3.63%, 2/15/20	750,000	796,172
[12]3.50%, 5/15/20	3,250,000	3,413,020

TOTAL U.S. TREASURY NOTE		$25,110,352

TOTAL U.S. TREASURY (COST $24,571,525)		$25,236,326
REPURCHASE AGREEMENT - 4.0%
Interest in $8,409,881 repurchase agreement 0.20%, dated 7/30/10 under which Credit Suisse First Boston LLC will repurchase a U.S. Government security maturing on 12/15/12 for $8,410,021 on 8/02/10. The market value of the underlying securities at the end of the period was $8,581,380. (COST $8,409,881)	8,409,881	$8,409,881

TOTAL INVESTMENTS IN SECURITIES - 100.1% (COST $196,166,347)		$208,301,653

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 4.3%[13]
REPURCHASE AGREEMENT - 4.3%
Interest in $8,985,000 repurchase agreement 0.21%, dated 7/30/10 under which Bank of America LLC will repurchase a U.S. Government securities with various maturities from 5/15/11 to 7/20/60 for $8,985,157 on 8/02/10. The market value of the underlying securities at the end of the period was $9,164,703.	8,985,000	8,985,000

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $8,985,000)		$8,985,000

TOTAL INVESTMENTS IN SECURITIES - 104.4% (COST $205,151,347)		$217,286,653
COLLATERAL FOR SECURITIES ON LOAN - (4.3%)		(8,985,000)
OTHER LIABILITIES LESS ASSETS - (0.1%)		(100,640)

TOTAL NET ASSETS - 100.0%		$208,201,013

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $12,135,306. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $12,859,861 and net unrealized depreciation from investments for those securities having an excess of cost over value of $724,555.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$2,556,658	$—	$2,556,658
Collateralized Mortgage Obligations	—	12,725,879	—	12,725,879
Corporate Bonds	—	126,376,335	—	126,376,335
Enhanced Equipment Trust Certificates	—	1,774,764	—	1,774,764
Mortgage-Backed Securities	—	31,221,810	—	31,221,810
U.S. Treasury	—	25,236,326	—	25,236,326
Repurchase Agreements	—	17,394,881	—	17,394,881

Total	$—	$217,286,653	$—	$217,286,653

MTB STRATEGIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

July 31, 2010 (unaudited)

Description	Number of Shares	Value
MUTUAL FUNDS - 75.4%
CLOSED-END FUNDS - 1.0%
Alpine Global Premier Properties Fund	60,500	$373,890
ING Clarion Global Real Estate Income Fund	50,200	350,898

TOTAL CLOSED-END FUNDS		$724,788
DEBT FUNDS - 10.2%
Artio Global High Income Fund	71,509	735,109
Dreyfus International Bond Fund	137,691	2,259,501
MFS Emerging Markets Debt Fund	100,390	1,482,761
RidgeWorth Seix Floating Rate High Income Fund	330,859	2,875,166

TOTAL DEBT FUNDS		$7,352,537
EQUITY FUNDS - 64.2%
Alpine International Real Estate Equity Fund	62,937	1,406,637
Guinness Atkinson Funds - China & Hong Kong Fund	21,496	757,948
Harbor International Fund	43,986	2,339,641
iShares Russell 1000 Value Index Fund	36,903	2,123,768
Lazard Emerging Markets Equity Portfolio	117,954	2,281,233
LSV Value Equity Fund	285,141	3,458,761
Mainstay Epoch Global Equity Yield Fund	65,511	881,778
9MTB International Equity Fund	1,439,804	11,791,997
9MTB Large Cap Growth Fund	1,098,160	8,049,513
9MTB Large Cap Value Fund	548,872	5,044,134
9MTB Mid Cap Growth Fund	220,881	2,531,294
9MTB Small Cap Growth Fund	156,825	2,040,295
Rs Global Natural Resources Fund	45,030	1,360,350
SPDR S&P Dividend ETF	44,254	2,145,876

TOTAL EQUITY FUNDS		$46,213,225

TOTAL MUTUAL FUNDS (COST $53,649,291)		$54,290,550

	Par Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 1.6%
5.00%, 1/01/40	$922,638	984,569
Series 2003-2686, Class GB, 5.00%, 5/15/20	168,112	170,365

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$1,154,934
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 0.4%
Series 1988-23, Class C, 9.75%, 9/25/18	3,800	4,307
Series 2007-35, Class DH, 5.00%, 9/25/33	275,321	289,968

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$294,275
WHOLE LOAN - 0.3%
[1]Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 3.52%, 8/25/10	108,330	99,396
[1]Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 5.06%, 8/25/10	76,561	69,725
Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A8, 4.75%, 11/25/18	52,200	52,596

TOTAL WHOLE LOAN		$221,717

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,663,089)		$1,670,926

CORPORATE BONDS - 5.5%
AGRICULTURE - 0.3%
Archer-Daniels-Midland Co., Sr. Unsecured, 5.94%, 10/01/32	200,000	226,290
AUTO MANUFACTURERS - 0.3%
Daimler Finance North America LLC, Company Guaranteed, MTN, 5.75%, 9/08/11	200,000	208,969
BANKS - 1.3%
[1]BankBoston Capital Trust III, Limited Guarantee, 1.29%, 9/15/10	170,000	115,469
BB&T Corp., Subordinated, 4.75%, 10/01/12	150,000	159,043
Capital One Financial Corp., Sr. Unsecured, 7.38%, 5/23/14	100,000	116,563
Goldman Sachs Group, Inc., Sr. Unsecured, 6.00%, 5/01/14	70,000	77,498
JPMorgan Chase & Co., Sr. Unsecured, 3.40%, 6/24/15	100,000	102,849
Morgan Stanley, Sr. Unsecured, MTN, 5.63%, 9/23/19	80,000	81,817
PNC Funding Corp., Bank Guaranteed, MTN, 4.25%, 9/21/15	75,000	79,409
[1]SunTrust Capital III, Limited Guarantee, 1.19%, 9/15/10	152,000	104,804
U.S. Bank NA, Sr. Unsecured, MTN, 5.92%, 5/25/12	92,853	97,011

TOTAL BANKS		$934,463
BEVERAGES - 0.2%
Fortune Brands, Inc., Sr. Unsecured, 6.38%, 6/15/14	100,000	112,128
CAPITAL MARKETS - 0.1%
Jefferies Group, Inc., Sr. Unsecured, 8.50%, 7/15/19	70,000	79,861
CHEMICALS - 0.1%
Dow Chemical Co., Sr. Unsecured, 9.40%, 5/15/39	60,000	84,390
COMPUTERS - 0.1%
Hewlett-Packard Co., Sr. Unsecured, 4.75%, 6/02/14	80,000	89,714
DIVERSIFIED FINANCIAL SERVICES - 0.6%
American Express Credit Corp., Sr. Unsecured, 5.13%, 8/25/14	100,000	109,557
Citigroup, Inc., Sr. Unsecured, 6.00%, 8/15/17	200,000	214,201
[6,7]FMR LLC, Sr. Unsecured, 6.45%, 11/15/39	100,000	100,028

TOTAL DIVERSIFIED FINANCIAL SERVICES		$423,786
FOOD - 0.6%
Kraft Foods, Inc., Sr. Unsecured, 5.63%, 11/01/11	100,000	105,379
Kroger Co., Company Guaranteed, 3.90%, 10/01/15	100,000	107,106
[6,7]WM Wrigley Jr. Co., Company Guaranteed, 2.45%, 6/28/12	200,000	201,076

TOTAL FOOD		$413,561
MEDIA - 0.3%
[6,7]COX Enterprises, Inc., Sr. Unsecured, 7.88%, 9/15/10	200,000	201,349
METALS & MINING - 0.1%
Rio Tinto Finance USA Ltd., Company Guaranteed, 9.00%, 5/01/19	60,000	80,455
OFFICE/BUSINESS EQUIPMENT - 0.2%
Xerox Corp., Sr. Notes, 5.63%, 12/15/19	100,000	108,422
REAL ESTATE INVESTMENT TRUSTS (REIT) - 1.0%
AvalonBay Communities, Inc., Sr. Unsecured, MTN, 5.70%, 3/15/17	100,000	111,182
Boston Properties LP, Sr. Unsecured, 5.88%, 10/15/19	100,000	110,166
Commonwealth REIT, Sr. Unsecured, 6.65%, 1/15/18	100,000	104,537

[6,7]Digital Realty Trust LP, Company Guaranteed, 5.88%, 2/01/20	100,000	102,830
HCP, Inc., Sr. Unsecured, MTN, 5.95%, 9/15/11	100,000	104,156
Health Care REIT, Inc., Sr. Unsecured, 6.13%, 4/15/20	100,000	106,333
Simon Property Group LP, Sr. Unsecured, 5.65%, 2/01/20	100,000	110,079

TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		$749,283
RETAIL - 0.3%
Staples, Inc., Company Guaranteed, 7.75%, 4/01/11	100,000	104,565
Yum! Brands, Inc., Sr. Unsecured, 5.30%, 9/15/19	100,000	109,508

TOTAL RETAIL		$214,073

TOTAL CORPORATE BONDS (COST $3,893,542)		$3,926,744

ENHANCED EQUIPMENT TRUST CERTIFICATES - 0.2%
AIRLINES - 0.2%
Continental Airlines, Inc., Series A, Pass-Thru Certificates, 7.25%, 11/10/19	80,000	87,100
Delta Air Lines, Inc., Series 071A, Pass-Thru Certificates, 6.82%, 8/10/22	67,416	69,059

TOTAL AIRLINES		$156,159

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $147,496)		$156,159

GOVERNMENT AGENCY - 3.5%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 3.5%
Series BB, 0.25%, 12/30/10	2,500,000	2,498,388

TOTAL GOVERNMENT AGENCY (COST $2,497,379)		$2,498,388

MORTGAGE-BACKED SECURITIES - 3.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.8%
Pool A15865 5.50%, 11/01/33	206,934	224,653
Pool A19412 5.00%, 3/01/34	330,569	354,825
Pool A26407 6.00%, 9/01/34	381,968	420,714
Pool A46082 5.00%, 7/01/35	292,217	313,659
Pool C00478 8.50%, 9/01/26	4,352	4,934

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$1,318,785
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.0%
Pool 533246 7.50%, 4/01/30	35,484	40,035
Pool 797152 5.00%, 11/01/19	310,688	334,572
Pool 868574 5.50%, 4/01/36	298,459	322,298

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$696,905
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.3%
Pool 354677 7.50%, 10/15/23	48,011	53,665
Pool 354765 7.00%, 2/15/24	56,961	63,551
Pool 354827 7.00%, 5/15/24	58,453	65,217

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$182,433

TOTAL MORTGAGE-BACKED SECURITIES (COST $2,023,138)		$2,198,123
U.S. TREASURY - 7.8%
U.S. TREASURY BOND - 1.6%
4.75%, 2/15/37	96,000	109,230
4.38%, 5/15/40	1,000,000	1,067,969

TOTAL U.S. TREASURY BOND		$1,177,199
U.S. TREASURY NOTE - 6.2%
4.88%, 6/30/12	170,000	184,145
3.13%, 4/30/13	200,000	213,375
4.00%, 2/15/14	40,000	44,169
2.13%, 5/31/15	2,000,000	2,055,937
4.50%, 2/15/16	200,000	228,500
4.50%, 5/15/17	200,000	229,156
3.63%, 2/15/20	400,000	424,625
[12]3.50%, 5/15/20	1,000,000	1,050,156

TOTAL U.S. TREASURY NOTE		$4,430,063

TOTAL U.S. TREASURY (COST $5,352,227)		$5,607,262

	Number of Shares
MONEY MARKET FUNDS - 2.2%
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.24%	167	167
[8,9]MTB Prime Money Market Fund, Corporate Shares, 0.07%	1,601,354	1,601,354

TOTAL MONEY MARKET FUNDS (COST $1,601,521)		$1,601,521

TOTAL INVESTMENTS IN SECURITIES- 100.0% (COST $70,827,683)		$71,949,673

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 1.2%[13]
REPURCHASE AGREEMENT - 1.2%
Interest in $833,000 repurchase agreement 0.21%, dated 7/30/10 under which Barclay Capital Inc. will repurchase U.S. Government securities with various maturities from 8/05/10 to 5/15/19 for $833,015 on 8/02/10. The market value of the underlying securities at the end of the period was $849,660.	833,000	833,000

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN COST $833,000)		$833,000

TOTAL INVESTMENTS - 101.2% (COST $71,660,683)		$72,782,673
COLLATERAL FOR SECURITIES ON LOAN - (1.2%)		(833,000)
OTHER ASSETS LESS LIABILITIES - 0.0%**		6,104

TOTAL NET ASSETS - 100.0%		$71,955,777

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $1,121,990. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $3,614,202 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,492,212.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Mutual Funds	$54,290,550	$—	$—	$54,290,550
Collateralized Mortgage Obligations	—	1,670,926	—	1,670,926
Corporate Bonds	—	3,926,744	—	3,926,744
Enhanced Equipment Trust Certificates	—	156,159	—	156,159
Government Agency	—	2,498,388	—	2,498,388
Mortgage-Backed Securities	—	2,198,123	—	2,198,123
U.S. Treasury	—	5,607,262	—	5,607,262
Money Market Funds	1,601,521	—	—	1,601,521
Repurchase Agreement	—	833,000	—	833,000

	$55,892,071	$16,890,602	$—	$72,782,673

MTB LARGE CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

July 31, 2010 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS - 97.8%
AEROSPACE & DEFENSE - 4.2%
Lockheed Martin Corp.	57,105	$4,291,441
Raytheon Co.	42,300	1,957,221

TOTAL AEROSPACE & DEFENSE		$6,248,662
BANKS - 5.1%
*Citigroup, Inc.	913,800	3,746,580
Wells Fargo & Co.	141,600	3,926,568

TOTAL BANKS		$7,673,148
BIOTECHNOLOGY - 4.3%
*Amgen, Inc.	118,700	6,472,711
CHEMICALS - 1.6%
Mosaic Co.	52,200	2,487,330
DIVERSIFIED FINANCIAL SERVICES - 2.3%
Goldman Sachs Group, Inc.	3,080	464,526
JPMorgan Chase & Co.	73,200	2,948,496

TOTAL DIVERSIFIED FINANCIAL SERVICES		$3,413,022
ELECTRIC - 1.4%
*NRG Energy, Inc.	90,300	2,048,004
FOOD - 1.6%
Kroger Co.	117,000	2,478,060
HEALTHCARE PROVIDERS & SERVICES - 1.0%
Aetna, Inc.	54,400	1,515,040
HOUSEHOLD PRODUCTS - 2.6%
Kimberly-Clark Corp.	61,000	3,911,320
INSURANCE - 16.2%
AON Corp.	113,900	4,290,613
*Genworth Financial, Inc.	162,500	2,206,750
Hartford Financial Services Group, Inc.	162,300	3,799,443
Lincoln National Corp.	81,800	2,130,072
Loews Corp.	123,146	4,574,874
MetLife, Inc.	116,500	4,899,990
Unum Group	107,400	2,450,868

TOTAL INSURANCE		$24,352,610
MEDIA - 5.1%
CBS Corp., Non-Voting	101,100	1,494,258
Viacom, Inc.	186,800	6,171,872

TOTAL MEDIA		$7,666,130
METALS & MINING - 7.6%
AngloGold Ashanti Ltd. ADR	124,299	5,036,595
Barrick Gold Corp.	154,300	6,341,730

TOTAL METALS & MINING		$11,378,325
MISCELLANEOUS MANUFACTURING - 1.9%
Ingersoll-Rand PLC	77,100	2,888,166
OFFICE/BUSINESS EQUIPMENT - 2.1%
Pitney Bowes, Inc.	132,010	3,222,364
OIL & GAS - 14.2%
Apache Corp.	67,100	6,413,418
Canadian Natural Resources Ltd.	102,600	3,531,492
Hess Corp.	38,700	2,073,933
Noble Energy, Inc.	60,700	4,070,542
Occidental Petroleum Corp.	38,300	2,984,719
Talisman Energy, Inc.	133,300	2,284,762

TOTAL OIL & GAS		$21,358,866
OIL & GAS SERVICES - 1.5%
Halliburton Co.	76,100	2,273,868
PHARMACEUTICALS - 8.6%
Merck & Co., Inc.	127,700	4,400,542
Pfizer, Inc.	302,000	4,530,000
Sanofi-Aventis SA ADR	134,800	3,928,072

TOTAL PHARMACEUTICALS		$12,858,614
RETAIL - 1.0%
CVS Caremark Corp.	46,800	1,436,292
SOFTWARE - 6.3%
CA, Inc.	370,000	7,237,200
Microsoft Corp.	86,200	2,224,822

TOTAL SOFTWARE		$9,462,022
TELECOMMUNICATIONS - 5.0%
Frontier Communications Corp.	19,083	145,794
*Motorola, Inc.	989,600	7,412,104

TOTAL TELECOMMUNICATIONS		$7,557,898
TOBACCO - 2.6%
Philip Morris International, Inc.	77,400	3,950,496
TRANSPORTATION - 1.6%
Union Pacific Corp.	32,600	2,434,242

TOTAL COMMON STOCKS (COST $146,782,443)		$147,087,190
MONEY MARKET FUND - 2.3%
[8,9]MTB Prime Money Market Fund, Corporate Shares, 0.07%	3,433,456	3,433,456

TOTAL MONEY MARKET FUND (COST $3,433,456)		$3,433,456

TOTAL INVESTMENTS - 100.1% (COST $150,215,899)		$150,520,646
OTHER LIABILITIES LESS ASSETS - (0.1%)		(221,545)

TOTAL NET ASSETS - 100.0%		$150,299,101

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $304,747. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $18,400,335 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,095,588.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$147,087,190	$—	$—	$147,087,190
Money Market Fund	3,433,456	—	—	3,433,456

Total	$150,520,646	$—	$—	$150,520,646

MTB LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

July 31, 2010 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS - 100.1%
AEROSPACE & DEFENSE - 3.0%
Boeing Co.	39,000	$2,657,460
United Technologies Corp.	13,000	924,300

TOTAL AEROSPACE & DEFENSE		$3,581,760
AUTO MANUFACTURERS - 0.7%
*Ford Motor Co.	70,000	893,900
BANKS - 1.1%
Bank of America Corp.	95,000	1,333,800
BEVERAGES - 2.8%
Coca-Cola Co.	42,000	2,314,620
PepsiCo, Inc.	15,500	1,006,105

TOTAL BEVERAGES		$3,320,725
BIOTECHNOLOGY - 3.4%
*Celgene Corp.	33,500	1,847,525
*Human Genome Sciences, Inc.	60,000	1,556,400
*,[12]Incyte Corp. Ltd.	48,000	624,960

TOTAL BIOTECHNOLOGY		$4,028,885
CHEMICALS - 1.9%
Air Products & Chemicals, Inc.	14,000	1,016,120
Dow Chemical Co.	44,500	1,216,185

TOTAL CHEMICALS		$2,232,305
COMMERCIAL SERVICES - 1.0%
Mastercard, Inc.	5,400	1,134,216
COMPUTERS - 12.9%
*Apple, Inc.	23,300	5,993,925
*EMC Corp./Massachusetts	74,000	1,464,460
Hewlett-Packard Co.	44,000	2,025,760
International Business Machines Corp.	24,000	3,081,600
*Research In Motion Ltd.	16,000	920,480
*STEC, Inc.	57,500	897,000
*Western Digital Corp.	39,700	1,047,683

TOTAL COMPUTERS		$15,430,908
COSMETICS/PERSONAL CARE - 1.1%
Avon Products, Inc.	43,000	1,338,590
DIVERSIFIED FINANCIAL SERVICES - 3.0%
Goldman Sachs Group, Inc.	7,500	1,131,150
[12]Janus Capital Group, Inc.	120,000	1,257,600
T Rowe Price Group, Inc.	24,000	1,157,520

TOTAL DIVERSIFIED FINANCIAL SERVICES		$3,546,270
HEALTHCARE PROVIDERS & SERVICES - 1.0%
UnitedHealth Group, Inc.	38,500	1,172,325
HEALTHCARE-PRODUCTS - 0.5%
Medtronic, Inc.	15,500	573,035
HOME BUILDERS - 1.2%
Dr Horton, Inc.	131,500	1,449,130
INSURANCE - 1.2%
MetLife, Inc.	33,500	1,409,010
INTERNET - 3.3%
*Amazon.com, Inc.	7,400	872,386
*Google, Inc.	3,700	1,793,945
*Yahoo!, Inc.	90,700	1,258,916

TOTAL INTERNET		$3,925,247
IRON/STEEL - 2.7%
Cliffs Natural Resources, Inc.	30,000	1,697,100
[12]United States Steel Corp.	35,000	1,551,550

TOTAL IRON/STEEL		$3,248,650
LODGING - 2.1%
Starwood Hotels & Resorts Worldwide, Inc.	52,200	2,529,090
MACHINERY - 5.7%
Caterpillar, Inc.	27,000	1,883,250
Cummins, Inc.	24,500	1,950,445
Deere & Co.	24,700	1,646,996
Manitowoc Co., Inc.	133,000	1,377,880

TOTAL MACHINERY		$6,858,571
MEDIA - 3.1%
CBS Corp., Non-Voting	169,000	2,497,820
Walt Disney Co.	34,000	1,145,460

TOTAL MEDIA		$3,643,280
METAL FABRICATE/HARDWARE - 1.6%
Precision Castparts Corp.	15,600	1,906,164
MISCELLANEOUS MANUFACTURING - 6.4%
Danaher Corp.	41,000	1,574,810
General Electric Co.	135,000	2,176,200
Parker Hannifin Corp.	37,000	2,298,440
Textron, Inc.	75,000	1,557,000

TOTAL MISCELLANEOUS MANUFACTURING		$7,606,450
OIL & GAS - 6.5%
Exxon Mobil Corp.	94,000	5,609,920
Occidental Petroleum Corp.	14,200	1,106,606
*Southwestern Energy Co.	28,000	1,020,600

TOTAL OIL & GAS		$7,737,126
OIL & GAS SERVICES - 5.7%
Halliburton Co.	82,500	2,465,100
National Oilwell Varco, Inc.	27,000	1,057,320
Schlumberger Ltd.	23,200	1,384,112
*Weatherford International Ltd.	118,000	1,911,600

TOTAL OIL & GAS SERVICES		$6,818,132
PHARMACEUTICALS - 4.1%
Abbott Laboratories	27,000	1,325,160
*,[12]Auxilium Pharmaceuticals, Inc.	53,000	1,195,680
*Express Scripts, Inc.	27,800	1,256,004
Merck & Co., Inc.	32,500	1,119,950

TOTAL PHARMACEUTICALS		$4,896,794
REAL ESTATE INVESTMENT TRUSTS (REIT) - 1.4%
*CB Richard Ellis Group, Inc.	100,000	1,700,000
RETAIL - 6.0%
Home Depot, Inc.	36,800	1,049,168
*,[12]Lululemon Athletica, Inc.	41,000	1,700,680
McDonald’s Corp.	20,500	1,429,465
Phillips-Van Heusen Corp.	24,200	1,255,738
Target Corp.	15,200	780,064
Wal-Mart Stores, Inc.	19,500	998,205

TOTAL RETAIL		$7,213,320
SEMICONDUCTORS - 6.0%
*,[12]Advanced Micro Devices, Inc.	380,000	2,846,200
Intel Corp.	64,000	1,318,400
*Marvell Technology Group Ltd.	88,000	1,312,960
*,[12]Veeco Instruments, Inc.	38,500	1,667,050

TOTAL SEMICONDUCTORS		$7,144,610
SOFTWARE - 2.9%
Microsoft Corp.	82,400	2,126,744
Oracle Corp.	58,000	1,371,120

TOTAL SOFTWARE		$3,497,864
TELECOMMUNICATIONS - 5.9%
*,[12]Ciena Corp.	90,000	1,178,100
*Cisco Systems, Inc.	112,800	2,602,296

Corning, Inc.	66,500	1,204,980
QUALCOMM, Inc.	55,000	2,094,400

TOTAL TELECOMMUNICATIONS		$7,079,776
TOBACCO - 1.9%
Philip Morris International, Inc.	45,000	2,296,800

TOTAL COMMON STOCKS (COST $102,351,138)		$119,546,733

TOTAL INVESTMENTS IN SECURITIES - 100.1% (COST $102,351,138)		$119,546,733

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 8.4%[13]

REPURCHASE AGREEMENTS - 8.4%
Interest in $5,062,800 repurchase agreement 0.21%, dated 7/30/10 under which Bank of America LLC will repurchase U.S. Government securities with various maturities from 5/15/11 to 7/20/60 for $5,062,889 on 8/02/10. The market value of the underlying securities at the end of the period was $5,164,058.	5,062,800	5,062,800
Interest in $3,008,000 repurchase agreement 0.21%, dated 7/30/10 under which Barclays Capital Inc. will repurchase U.S. Government securities with various maturities from 8/05/10 to 5/15/19 for $3,008,053 on 8/02/10. The market value of the underlying securities at the end of the period was $3,068,160.	3,008,000	3,008,000
Interest in $1,968,200 repurchase agreement 0.22%, dated 7/30/10 under which RBS Securities Inc. will repurchase U.S. Government securities with various maturities from 7/01/12 to 7/01/40 for $1,968,236 on 8/02/10. The market value of the underlying securities at the end of the period was $2,007,571.	1,968,200	1,968,200

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $10,039,000)		$10,039,000

TOTAL INVESTMENTS - 108.5% (COST $112,390,138)		$129,585,733
COLLATERAL FOR SECURITIES ON LOAN - (8.4%)		(10,039,000)
OTHER LIABILITIES LESS ASSETS - (0.1%)		(82,551)

TOTAL NET ASSETS - 100.0%		$119,464,182

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $17,195,595. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $21,068,162 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,872,567.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$119,546,733	$—	$—	$119,546,733
Repurchase Agreements	—	10,039,000	—	10,039,000

Total	$119,546,733	$10,039,000	$—	$129,585,733

MTB MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

July 31, 2010 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS - 99.9%
AEROSPACE & DEFENSE - 0.5%
Goodrich Corp.	10,900	$794,283
APPAREL - 1.7%
Coach, Inc.	77,300	2,857,781
AUTO PARTS & EQUIPMENT - 1.3%
*BorgWarner, Inc.	51,000	2,236,860
BANKS - 1.1%
*Texas Capital Bancshares, Inc.	111,500	1,860,935
BIOTECHNOLOGY - 1.6%
*Human Genome Sciences, Inc.	43,025	1,116,068
*Life Technologies Corp.	37,916	1,630,009

TOTAL BIOTECHNOLOGY		$2,746,077
CHEMICALS - 2.1%
Mosaic Co.	37,800	1,801,170
Praxair, Inc.	1,100	95,502
*Solutia, Inc.	113,500	1,601,485

TOTAL CHEMICALS		$3,498,157
COAL - 2.1%
Peabody Energy Corp.	52,000	2,347,800
Walter Industries, Inc.	17,300	1,233,490

TOTAL COAL		$3,581,290
COMMERCIAL SERVICES - 3.9%
Global Payments, Inc.	62,725	2,366,614
*,[12] ITT Educational Services, Inc.	20,000	1,614,800
*Quanta Services, Inc.	78,800	1,692,624
[12]Ritchie Bros Auctioneers, Inc.	48,400	900,724

TOTAL COMMERCIAL SERVICES		$6,574,762
COMPUTERS - 2.2%
*Stratasys, Inc.	71,400	1,621,494
*Western Digital Corp.	78,800	2,079,532

TOTAL COMPUTERS		$3,701,026
DISTRIBUTION/WHOLESALE - 2.3%
Fastenal Co.	35,500	1,742,340
*LKQ Corp.	105,000	2,076,900

TOTAL DISTRIBUTION/WHOLESALE		$3,819,240
DIVERSIFIED FINANCIAL SERVICES - 5.5%
*Affiliated Managers Group, Inc.	625	44,269
*IntercontinentalExchange, Inc.	25,168	2,658,244
Janus Capital Group, Inc.	190,725	1,998,798
Raymond James Financial, Inc.	108,500	2,894,780
T Rowe Price Group, Inc.	35,200	1,697,696

TOTAL DIVERSIFIED FINANCIAL SERVICES		$9,293,787
ELECTRONICS - 2.4%
*Dolby Laboratories, Inc.	33,700	2,138,939
*FLIR Systems, Inc.	62,900	1,871,904
Woodward Governor Co.	975	29,484

TOTAL ELECTRONICS		$4,040,327
ENGINEERING & CONSTRUCTION - 2.0%
*Foster Wheeler AG	56,225	1,294,300
*McDermott International, Inc.	86,306	2,029,054

TOTAL ENGINEERING & CONSTRUCTION		$3,323,354
ENVIRONMENTAL CONTROL - 1.3%
*Waste Connections, Inc.	58,297	2,225,196
HEALTHCARE-PRODUCTS - 3.4%
*Alere, Inc.	55,750	1,568,248
*Hologic, Inc.	3,360	47,510
*Intuitive Surgical, Inc.	6,304	2,070,044
*ResMed, Inc.	31,800	2,088,942

TOTAL HEALTHCARE-PRODUCTS		$5,774,744
HOUSEHOLD PRODUCTS - 1.6%
Church & Dwight Co., Inc.	39,200	2,597,784
INTERNET - 4.0%
*F5 Networks, Inc.	28,200	2,476,806
*McAfee, Inc.	77,600	2,568,560
*Sourcefire, Inc.	81,425	1,737,610

TOTAL INTERNET		$6,782,976
IRON/STEEL - 0.8%
Cliffs Natural Resources, Inc.	22,750	1,286,967
Steel Dynamics, Inc.	4,100	58,712

TOTAL IRON/STEEL		$1,345,679
MACHINERY - 5.8%
Cummins, Inc.	45,700	3,638,177
Graco, Inc.	40,261	1,271,040
Joy Global, Inc.	40,900	2,428,233
Manitowoc Co., Inc.	7,600	78,736
Rockwell Automation, Inc.	42,150	2,282,422

TOTAL MACHINERY		$9,698,608
MEDIA - 1.9%
CBS Corp., Non-Voting	212,900	3,146,662
METAL FABRICATE/HARDWARE - 1.9%
Precision Castparts Corp.	26,410	3,227,038
MISCELLANEOUS MANUFACTURING - 0.6%
Harsco Corp.	46,294	1,072,169
OIL & GAS - 4.0%
Cabot Oil & Gas Corp.	60,300	1,837,341
Noble Energy, Inc.	41,135	2,758,513
*Southwestern Energy Co.	60,154	2,192,613

TOTAL OIL & GAS		$6,788,467
OIL & GAS SERVICES - 3.3%
*Cameron International Corp.	51,900	2,054,721
*FMC Technologies, Inc.	38,400	2,429,952
National Oilwell Varco, Inc.	26,600	1,041,656

TOTAL OIL & GAS SERVICES		$5,526,329
PACKAGING & CONTAINERS - 1.5%
*Crown Holdings, Inc.	87,200	2,426,776
PHARMACEUTICALS - 5.4%
Allergan, Inc.	1,000	61,060
*,[12]Auxilium Pharmaceuticals, Inc.	73,675	1,662,108
*Cephalon, Inc.	800	45,400
*Express Scripts, Inc.	39,252	1,773,406
Herbalife Ltd.	40,700	2,020,348
*MAP Pharmaceuticals, Inc.	85,700	1,148,380
Perrigo Co.	40,424	2,264,148

TOTAL PHARMACEUTICALS		$8,974,850
REAL ESTATE INVESTMENT TRUSTS (REIT) - 2.0%
*CB Richard Ellis Group, Inc.	192,700	3,275,900
RETAIL - 13.6%
Brinker International, Inc.	84,300	1,325,196
*DineEquity, Inc.	60,675	2,212,211
*GameStop Corp.	133,444	2,675,552
*,[12]Lululemon Athletica, Inc.	65,800	2,729,384
Nordstrom, Inc.	2,500	85,000
*Panera Bread Co.	29,500	2,307,195
Phillips-Van Heusen Corp.	58,300	3,025,187
Ross Stores, Inc.	41,000	2,159,060
Tiffany & Co.	32,200	1,354,654
TJX Cos., Inc.	52,500	2,179,800
*Urban Outfitters, Inc.	86,825	2,792,292

TOTAL RETAIL		$22,845,531

SEMICONDUCTORS - 6.5%
Altera Corp.	105,200	2,916,144
*Atmel Corp.	255,100	1,334,173
Broadcom Corp.	39,500	1,423,185
*Lam Research Corp.	65,000	2,742,350
*MKS Instruments, Inc.	62,700	1,345,542
*PMC - Sierra, Inc.	134,700	1,091,070
*,[12]Veeco Instruments, Inc.	2,275	98,507

TOTAL SEMICONDUCTORS		$10,950,971
SOFTWARE - 6.6%
*Allscripts-Misys Healthcare Solutions, Inc.	92,600	1,545,494
*ANSYS, Inc.	76,732	3,449,104
*Autodesk, Inc.	58,857	1,738,636
*Cerner Corp.	21,563	1,670,054
*Salesforce.Com, Inc.	15,100	1,494,145
*Solarwinds, Inc.	84,800	1,171,936

TOTAL SOFTWARE		$11,069,369
TELECOMMUNICATIONS - 3.8%
ADTRAN, Inc.	67,925	2,145,072
*Atheros Communications, Inc.	61,900	1,636,636
Harris Corp.	16,961	755,273
*RF Micro Devices, Inc.	426,800	1,779,756

TOTAL TELECOMMUNICATIONS		$6,316,737
TRANSPORTATION - 3.2%
CH Robinson Worldwide, Inc.	41,042	2,675,939
Expeditors International of Washington, Inc.	63,838	2,722,052

TOTAL TRANSPORTATION		$5,397,991

TOTAL COMMON STOCKS (COST $133,304,423)		$167,771,656
WARRANT - 0.0%**
BANKS - 0.0%**
*,[11]Washington Mutual, Inc. (COST $0)	9,300	$4,092

TOTAL INVESTMENTS IN SECURITIES- 99.9% (COST $133,304,423)		$167,775,748

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 3.1%[13]

REPURCHASE AGREEMENT - 3.1%
Interest in $5,148,000 repurchase agreement 0.21%, dated 7/30/10 under which Bank of America LLC will repurchase U.S. Government securities with various maturities from 5/15/11 to 7/20/60 for $5,148,090 on 8/02/10. The market value of the underlying securities at the end of the period was $5,250,962.	5,148,000	5,148,000

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $5,148,000)		$5,148,000

TOTAL INVESTMENTS - 103.0% (COST $138,452,423)		$172,923,748
COLLATERAL FOR SECURITIES ON LOAN - (3.1%)		(5,148,000)
OTHER ASSETS LESS LIABILITIES - 0.1%		156,008

TOTAL NET ASSETS - 100.0%		$167,931,756

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $34,471,325. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $41,230,480 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,759,155.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$167,771,656	$—	$—	$167,771,656
Warrant	4,092	—	—	4,092
Repurchase Agreement	—	5,148,000	—	5,148,000

Total	$167,775,748	$5,148,000	$—	$172,923,748

MTB SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

July 31, 2010 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS - 99.4%
AEROSPACE & DEFENSE - 0.9%
Triumph Group, Inc.	17,500	$1,328,250
APPAREL - 2.2%
*G-III Apparel Group Ltd.	27,000	696,600
*,[12]Maidenform Brands, Inc.	44,500	1,104,935
*Skechers U.S.A., Inc.	41,000	1,520,690

TOTAL APPAREL		$3,322,225
AUTO MANUFACTURERS - 1.6%
*Wabash National Corp.	282,700	2,366,199
AUTO PARTS & EQUIPMENT - 4.9%
*American Axle & Manufacturing Holdings, Inc.	90,500	842,555
*ArvinMeritor, Inc.	109,300	1,793,613
*Dana Holding Corp.	165,000	1,960,200
*Tenneco, Inc.	36,000	993,600
*Wabco Holdings, Inc.	20,000	773,600
*Westport Innovations, Inc.	52,000	1,034,280

TOTAL AUTO PARTS & EQUIPMENT		$7,397,848
BANKS - 1.1%
*Popular, Inc.	555,000	1,592,850
BIOTECHNOLOGY - 4.4%
*Alexion Pharmaceuticals, Inc.	23,000	1,250,280
*,[12]Dendreon Corp.	33,000	1,086,030
*Human Genome Sciences, Inc.	98,500	2,555,090
*,[12]Incyte Corp. Ltd.	129,000	1,679,580

TOTAL BIOTECHNOLOGY		$6,570,980
CHEMICALS - 2.0%
*Rockwood Holdings, Inc.	44,500	1,299,845
*,[12]Solutia, Inc.	117,000	1,650,870

TOTAL CHEMICALS		$2,950,715
COAL - 3.2%
*Alpha Natural Resources, Inc.	42,000	1,609,860
*Patriot Coal Corp.	112,000	1,350,720
Walter Industries, Inc.	27,000	1,925,100

TOTAL COAL		$4,885,680
COMMERCIAL SERVICES - 3.9%
*American Public Education, Inc.	25,100	1,120,966
*,[12]HMS Holdings Corp.	13,000	732,160
*ITT Educational Services, Inc.	9,500	767,030
Monro Muffler Brake, Inc.	26,500	1,087,560
*Rsc Holdings, Inc.	151,500	1,184,730
*,[12]SuccessFactors, Inc.	49,500	1,005,345

TOTAL COMMERCIAL SERVICES		$5,897,791
COMPUTERS - 4.5%
*Radiant Systems, Inc.	68,500	973,385
*Riverbed Technology, Inc.	21,000	778,890
*Silicon Graphics International Corp.	171,350	1,336,530
*Smart Modular Technologies WWH, Inc.	219,500	1,187,495
*STEC, Inc.	64,500	1,006,200
*,[12]Super Micro Computer, Inc.	106,000	1,530,640

TOTAL COMPUTERS		$6,813,140
DIVERSIFIED FINANCIAL SERVICES - 1.3%
*Affiliated Managers Group, Inc.	18,000	1,274,940
Och-Ziff Capital Management Group LLC	46,000	632,040

TOTAL DIVERSIFIED FINANCIAL SERVICES		$1,906,980
ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
*Power-One, Inc.	45,000	559,350
ELECTRONICS - 0.8%
Woodward Governor Co.	39,500	1,194,480
ENERGY-ALTERNATE SOURCES - 0.6%
*,[12]Clean Energy Fuels Corp.	48,500	915,680
ENGINEERING & CONSTRUCTION - 1.7%
*McDermott International, Inc.	61,000	1,434,110
*MYR Group, Inc.	66,500	1,117,865

TOTAL ENGINEERING & CONSTRUCTION		$2,551,975
ENTERTAINMENT - 0.4%
*Carmike Cinemas, Inc.	86,500	632,315
HAND/MACHINE TOOLS - 1.2%
Kennametal, Inc.	68,000	1,862,520
HEALTHCARE PROVIDERS & SERVICES - 0.9%
*AMERIGROUP Corp.	18,500	661,560
*Healthsouth Corp.	36,500	675,615

TOTAL HEALTHCARE PROVIDERS & SERVICES		$1,337,175
HEALTHCARE-PRODUCTS - 5.9%
*Align Technology, Inc.	83,000	1,440,050
*,[12]Delcath Systems, Inc.	206,500	1,610,700
*,[12]Insulet Corp.	63,500	939,165
*NuVasive, Inc.	26,500	868,405
*Sirona Dental Systems, Inc.	47,500	1,462,050
*SonoSite, Inc.	26,000	760,500
*Thoratec Corp.	39,000	1,434,420
*Volcano Corp.	14,000	308,980

TOTAL HEALTHCARE-PRODUCTS		$8,824,270
HOME FURNISHINGS - 1.1%
*Tempur-Pedic International, Inc.	27,000	828,090
*TiVo, Inc.	97,000	832,260

TOTAL HOME FURNISHINGS		$1,660,350
HOTELS, RESTAURANTS & LEISURE - 0.2%
*Morgans Hotel Group Co.	40,200	297,882
INTERNET - 3.8%
*GSI Commerce, Inc.	51,000	1,148,520
*,[12]Rackspace Hosting, Inc.	81,500	1,524,050
*Sourcefire, Inc.	85,000	1,813,900
*Tibco Software, Inc.	93,500	1,267,860

TOTAL INTERNET		$5,754,330
IRON/STEEL - 1.3%
Cliffs Natural Resources, Inc.	33,500	1,895,095
LEISURE TIME - 1.6%
*,[12]Life Time Fitness, Inc.	35,500	1,290,780
Polaris Industries, Inc.	17,500	1,044,750

TOTAL LEISURE TIME		$2,335,530
MACHINERY-DIVERSIFIED - 3.7%
Bucyrus International, Inc.	44,100	2,743,902
[12]Gardner Denver, Inc.	37,800	1,919,106
Nordson Corp.	14,000	882,700

TOTAL MACHINERY-DIVERSIFIED		$5,545,708
MEDIA - 0.3%
*Dg Fastchannel, Inc.	12,000	457,560
METAL FABRICATE/HARDWARE - 1.3%
Haynes International, Inc.	12,500	420,750
*Ladish Co., Inc.	29,000	852,890
Sun Hydraulics Corp.	29,500	760,805

TOTAL METAL FABRICATE/HARDWARE		$2,034,445
METALS & MINING - 2.2%
*Detour Gold Corp.	18,500	430,088
*,[12]Osisko Mining Corp.	50,000	632,265
*Quadra Fnx Mining Ltd.	96,000	1,162,589

*Silver Wheaton Corp.	60,000	1,131,000

TOTAL METALS & MINING		$3,355,942
MISCELLANEOUS MANUFACTURING - 1.6%
*Hexcel Corp.	69,500	1,298,955
Koppers Holdings, Inc.	42,500	1,055,700

TOTAL MISCELLANEOUS MANUFACTURING		$2,354,655
OIL & GAS - 2.3%
*Northern Oil And Gas, Inc.	142,500	2,091,900
Patterson-UTI Energy, Inc.	83,000	1,363,690

TOTAL OIL & GAS		$3,455,590
OIL & GAS SERVICES - 3.2%
Calfrac Well Services Ltd.	36,800	848,363
*Complete Production Services, Inc.	77,000	1,482,250
*Dril-Quip, Inc.	18,000	941,040
*North American Energy Partners, Inc.	155,000	1,497,300

TOTAL OIL & GAS SERVICES		$4,768,953
PHARMACEUTICALS - 3.9%
*Catalyst Health Solutions, Inc.	25,500	881,790
*MAP Pharmaceuticals, Inc.	116,200	1,557,080
*Salix Pharmaceuticals Ltd.	68,700	2,913,567
*SXC Health Solutions Corp.	7,500	509,250

TOTAL PHARMACEUTICALS		$5,861,687
REAL ESTATE INVESTMENT TRUSTS (REIT) - 0.7%
MID-America Apartment Communities, Inc.	10,000	564,800
Tanger Factory Outlet Centers	11,000	491,700

TOTAL REAL ESTATE INVESTMENT TRUST (REIT)		$1,056,500
RETAIL - 9.6%
*Aeropostale, Inc.	35,000	995,050
*,[12]DineEquity, Inc.	49,000	1,786,540
*Ezcorp, Inc.	72,000	1,432,800
Finish Line, Inc.	98,050	1,403,096
*Gymboree Corp.	20,500	887,650
*,[12]Lululemon Athletica, Inc.	31,500	1,306,620
MSC Industrial Direct Co.	22,000	1,108,580
*Panera Bread Co.	16,600	1,298,286
Phillips-Van Heusen Corp.	24,300	1,260,927
Tractor Supply Co.	14,000	973,140
*Ulta Salon Cosmetics & Fragrance, Inc.	79,350	2,004,381

TOTAL RETAIL		$14,457,070
SEMICONDUCTORS - 6.7%
*Applied Micro Circuits Corp.	134,000	1,602,640
*Cirrus Logic, Inc.	30,000	585,000
*Entegris, Inc.	302,200	1,393,142
*Mattson Technology, Inc.	500,600	1,466,758
*Mindspeed Technologies, Inc.	158,500	1,120,595
*Omnivision Technologies, Inc.	66,000	1,472,460
*TriQuint Semiconductor, Inc.	149,000	1,032,570
*,[12]Veeco Instruments, Inc.	31,200	1,350,960

TOTAL SEMICONDUCTORS		$10,024,125
SOFTWARE - 5.6%
*ArcSight, Inc.	42,000	1,050,420
*,[12]MedAssets, Inc.	51,500	1,205,615
Opnet Technologies, Inc.	76,200	1,161,288
*Parametric Technology Corp.	80,300	1,440,582
*Progress Software Corp.	35,000	1,046,500
*RightNow Technologies, Inc.	42,000	664,440
*Verifone Systems, Inc.	86,000	1,881,680

TOTAL SOFTWARE		$8,450,525
TELECOMMUNICATIONS - 5.6%
ADTRAN, Inc.	34,000	1,073,720
*,[12]Aruba Networks, Inc.	73,500	1,248,030
*,[12]Finisar Corp.	101,000	1,619,030
*Ixia	100,000	1,098,000
*JDS Uniphase Corp.	133,000	1,443,050
Plantronics, Inc.	33,500	1,003,995
*SBA Communications Corp.	26,000	940,680

TOTAL TELECOMMUNICATIONS		$8,426,505
TRANSPORTATION - 2.8%
*Atlas Air Worldwide Holdings, Inc.	22,500	1,315,800
*,[12]Celadon Group, Inc.	74,000	1,157,360
*Echo Global Logistics, Inc.	55,500	663,780
*Kansas City Southern	30,000	1,101,000
TOTAL TRANSPORTATION		$4,237,940

TOTAL COMMON STOCKS (COST $137,876,938)		$149,340,815

TOTAL INVESTMENTS IN SECURITIES - 99.4% (COST $137,876,938)		$149,340,815

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 10.0%[13]

REPURCHASE AGREEMENTS - 10.0%
Interest in $5,668,800 repurchase agreement 0.21%, dated 7/30/10 under which Bank of America LLC will repurchase U.S. Government securities with various maturities from 5/15/11 to 7/20/60 for $5,668,899 on 8/02/10. The market value of the underlying securities at the end of the period was $5,782,178.	5,668,800	5,668,800
Interest in $1,323,200 repurchase agreement 0.22%, dated 7/30/10 under which BNP Paribas Securities Corp. will repurchase U.S. Government securities with various maturities from 12/01/18 to 12/01/47 for $1,323,224 on 8/02/10. The market value of the underlying securities at the end of the period was $1,349,664.	1,323,200	1,323,200
Interest in $3,998,000 repurchase agreement 0.23%, dated 7/30/10 under which Mizuho Securities USA Inc. will repurchase U.S. Government securities with various maturities from 12/01/20 to 7/01/39 for $3,998,077 on 8/02/10. The market value of the underlying securities at the end of the period was $4,077,960.	3,998,000	3,998,000
Interest in $4,050,000 repurchase agreement 0.22%, dated 7/30/10 under which RBS Securities Inc. will repurchase U.S. Government securities with various maturities from 7/01/12 to 7/01/40 for $4,050,074 on 8/02/10. The market value of the underlying securities at the end of the period was $4,131,014.	4,050,000	4,050,000

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $15,040,000)		$15,040,000

TOTAL INVESTMENTS - 109.4% (COST $152,916,938)		$164,380,815
COLLATERAL FOR SECURITIES ON LOAN - (10.0%)		(15,040,000)
OTHER LIABILITIES LESS ASSETS - 0.6%		980,096

TOTAL NET ASSETS - 100.0%		$150,320,911

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $11,463,877. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $15,924,590 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,460,713.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$149,340,815	$—	$—	$149,340,815
Repurchase Agreements	—	15,040,000	—	15,040,000

Total	$149,340,815	$15,040,000	$—	$164,380,815

MTB INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2010 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS - 95.1%

[1] [0]AUSTRALIA - 3.5%
BHP Billiton Ltd.	27,942	1,008,721
Bradken Ltd.	20,300	141,642
Challenger Financial Services Group Ltd.	80,400	255,435
CSL Ltd.	19,845	596,009
Downer Edi Ltd.	51,000	229,961
Goodman Fielder Ltd.	271,900	327,852
Macquarie Group Ltd.	21,723	734,072
Metcash Ltd.	83,800	338,103
*Paladin Energy Ltd.	411,200	1,436,819
Rio Tinto Ltd.	13,791	883,935
Sigma Pharmaceuticals Ltd.	514,667	203,092
Suncorp-Metway Ltd.	57,500	436,421
Tabcorp Holdings Ltd.	76,300	472,768

TOTAL AUSTRALIA		$7,064,830

10AUSTRIA - 0.1%
Voestalpine AG	8,100	259,178
10BELGIUM - 0.8%
Anheuser-Busch InBev NV	17,171	909,380
Delhaize Group SA	3,400	250,882
*KBC Groep NV	8,500	375,593

TOTAL BELGIUM		$1,535,855
10BERMUDA - 0.5%
Aquarius Platinum Ltd.	222,900	955,920

BRAZIL - 2.5%
[10]Banco do Estado do Rio Grande do Sul	58,300	503,512
*,[10]Brasil Telecom SA	3,870	34,392
Centrais Eletricas Brasileiras SA ADR	9,400	122,952
*,[10]Cia de Saneamento Basico do Estado de Sao Paulo	3,100	61,989
*Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,600	143,316
10EDP - Energias do Brasil SA	19,900	406,192
*,[10]Hypermarcas SA	87,800	1,143,177
*Petroleo Brasileiro SA ADR	44,202	1,608,953
Vale SA SP ADR	38,610	1,073,358

TOTAL BRAZIL		$5,097,841

CANADA - 3.8%
Alimentation Couche Tard, Inc.	22,200	462,765
[10]Atco Ltd.	4,300	211,476
Bank of Nova Scotia	15,013	752,602
10BCE, Inc.	12,810	391,882
Cameco Corp.	38,142	972,240
Canadian Imperial Bank of Commerce	4,700	322,766
Dorel Industries, Inc.	4,300	145,432
Empire Co. Ltd.	6,200	337,727
[10]Fairfax Financial Holdings Ltd.	1,000	398,327
[10]Laurentian Bank of Canada	11,300	505,617
Manulife Financial Corp.	54,153	861,574
Metro, Inc.	6,900	294,914
[10]National Bank of Canada	11,500	659,875
*RONA, Inc.	23,600	348,244
Suncor Energy, Inc.	29,147	960,394

TOTAL CANADA		$7,625,835
10CHILE - 0.3%
Sociedad Quimica y Minera de Chile SA ADR	15,869	602,863

CHINA - 5.6%
[10,12] Agile Property Holdings Ltd.	758,000	988,685
[10] Bank of China Ltd.	1,367,000	721,387
[10] China Communications Construction Co. Ltd.	699,000	661,262
[10] China Merchants Bank Co. Ltd.	238,500	638,673
[10]China Petroleum & Chemical Corp.	674,000	542,628
10,*Chongqing Iron & Steel Co. Ltd.	910,000	256,268
[10] Industrial & Commercial Bank of China	2,520,000	1,922,163
[12]Mindray Medical International Ltd.	37,900	1,172,626
*,12New Oriental Education & Technology Group ADR	8,663	847,241
[10]PetroChina Co. Ltd.	708,000	808,811
*PetroChina Co. Ltd. ADR	500	57,235
[10] Tencent Holdings Ltd.	121,400	2,335,753
[10]Yanzhou Coal Mining Co. Ltd.	96,000	206,933
[10]Zhejiang Expressway Co. Ltd.	284,000	268,133

TOTAL CHINA		$11,427,798

10DENMARK - 0.9%
*Danske Bank A/S	6,600	155,132
H Lundbeck A/S	18,200	276,570
Novo-Nordisk A/S	7,944	678,623
*Vestas Wind Systems A/S	15,498	751,932

TOTAL DENMARK		$1,862,257

FRANCE - 7.1%
10AXA SA	51,895	952,645
10BNP Paribas	16,348	1,118,329
[6] ,7,10BNP Paribas	986	67,450
[10]Casino Guichard Perrachon SA	3,700	321,716
[10]Credit Agricole SA	13,000	177,196
10 EDF SA	14,803	630,153
[10,12]Iliad SA	9,083	798,741
10LVMH Moet Hennessy Louis Vuitton SA	11,800	1,439,805
[10]Publicis Groupe SA	32,900	1,480,149
[10]Rallye SA	4,600	162,701
[10]Sanofi-Aventis SA	13,600	789,996
10 SCOR SE	11,600	254,460
[10]Societe Generale	1,500	86,060
[10] Suez Environnement Co.	75,587	1,404,630
[10]Thales SA	7,200	242,588
[10] Total SA	42,349	2,131,161
Total SA ADR	10,971	555,462
[10]Vinci SA	22,600	1,090,754
[10]Vivendi SA	25,200	604,167

TOTAL FRANCE		$14,308,163
10GERMANY - 5.7%
Adidas AG	16,121	873,632
[12]Aixtron AG	25,307	757,832
Allianz SE	4,700	545,556
BASF SE	4,900	286,401
Bayer AG	22,391	1,288,000
Bayerische Motoren Werke AG	11,371	611,989
Deutsche Bank AG	4,900	342,126
Deutsche Boerse AG	28,432	1,991,140
[12]Deutsche Telekom AG	98,400	1,321,875
E.ON AG	17,600	525,605
Muenchener Rueckversicherungs AG	11,711	1,622,733
RWE AG	4,300	303,607
Thyssenkrupp AG	7,200	213,594

[12]Wacker Chemie AG	5,188	833,297

TOTAL GERMANY		$11,517,387
10GREECE - 0.1%
Hellenic Petroleum SA	17,400	136,816
10GUERNSEY - 0.0%**
Resolution Ltd.	19,715	73,823
10HONG KONG - 3.2%
BOC Hong Kong Holdings Ltd.	577,500	1,477,885
China Resources Land Ltd.	280,000	595,046
Esprit Holdings Ltd.	137,171	862,752
Kingboard Chemical Holdings Ltd.	121,000	559,300
LI & Fung Ltd.	172,000	793,887
Sun Hung Kai Properties Ltd.	113,000	1,653,224
VTech Holdings Ltd.	56,000	596,778

TOTAL HONG KONG		$6,538,872
10HUNGARY - 0.2%
Egis Gyogyszergyar Nyrt	3,600	347,875
INDIA - 1.3%
HDFC Bank Ltd. ADR	5,514	907,494
[10]Niko Resources Ltd.	15,350	1,655,569
Patni Computer Systems Ltd. ADR	7,600	167,732

TOTAL INDIA		$2,730,795
10IRELAND - 0.2%
DCC PLC	13,500	332,070
*Irish Life & Permanent Group Holdings PLC	38,000	86,685

TOTAL IRELAND		$418,755

ISRAEL - 1.2%
[10]Discount Investment Corp.	10,300	196,638
[10]Israel Chemicals Ltd.	118,199	1,469,301
Teva Pharmaceutical Industries Ltd. ADR	13,734	670,906

TOTAL ISRAEL		$2,336,845
10ITALY - 0.9%
Banco Popolare SC	12,600	80,390
Enel SpA	53,600	263,192
ENI SpA	34,900	712,824
Finmeccanica SpA	7,700	84,597
Milano Assicurazioni SpA	19,800	38,465
Saipem SpA	19,448	699,604

TOTAL ITALY		$1,879,072
10JAPAN - 15.3%
Astellas Pharma, Inc.	10,800	365,327
Brother Industries Ltd.	27,900	299,944
Canon, Inc.	17,100	739,958
Central Glass Co. Ltd.	17,000	65,655
Circle K Sunkus Co. Ltd.	11,300	151,113
Disco Corp.	19,300	1,172,530
Eizo Nanao Corp.	12,300	273,918
Fanuc Ltd.	8,600	1,010,507
Fast Retailing Co. Ltd.	4,500	675,775
Fujitsu Ltd.	213,000	1,505,361
Geo Corp.	300	365,823
Hitachi Capital Corp.	10,200	135,106
Hitachi Metals Ltd.	128,000	1,449,944
ITOCHU Corp.	35,000	271,514
ITOCHU Techno-Solutions Corp.	9,500	343,666
Jupiter Telecommunications Co. Ltd.	1,400	1,434,942
*JX Holdings, Inc.	58,315	316,866
KDDI Corp.	60	291,198
Keyence Corp.	6,000	1,376,126
Konami Corp.	2,500	38,346
Konica Minolta Holdings, Inc.	20,500	215,098
Kose Corp.	3,400	79,055
Kurita Water Industries Ltd.	45,100	1,250,306
Kyowa Exeo Corp.	26,500	245,220
Marubeni Corp.	65,000	347,473
Ministop Co. Ltd.	9,600	132,669
Miraca Holdings, Inc.	10,100	300,168
Mitsubishi Corp.	6,600	143,257
Mizuho Financial Group, Inc.	204,000	330,797
NGK Insulators Ltd.	37,000	625,887
Nidec Corp.	13,200	1,243,778
Nihon Kohden Corp.	17,200	316,820
Nippon Telegraph & Telephone Corp.	10,000	416,343
NOF Corp.	80,000	328,627
Nomura Holdings, Inc.	202,500	1,123,165
NTT DoCoMo, Inc.	1,258	2,001,094
Rakuten, Inc.	1,900	1,457,155
Sankyu, Inc.	70,000	294,863
Secom Co. Ltd.	28,500	1,310,651
Shin-Etsu Chemical Co. Ltd.	11,400	565,162
Shinmaywa Industries Ltd.	24,000	88,827
SMC Corp.	5,600	735,113
Sony Financial Holdings, Inc.	256	931,025
Sumitomo Corp.	63,400	670,403
Sumitomo Mitsui Financial Group, Inc.	10,000	308,456
Sumitomo Trust & Banking Co. Ltd.	25,000	138,600
Takeda Pharmaceutical Co. Ltd.	13,100	603,388
Toyo Tire & Rubber Co. Ltd.	147,000	340,499
Toyota Motor Corp.	22,300	783,814
Unicharm Corp.	11,400	1,353,523
Yokohama Rubber Co. Ltd.	19,100	101,732

TOTAL JAPAN		$31,066,587
LUXEMBOURG - 1.2%
Millicom International Cellular SA	12,111	1,128,987
10SES SA	54,100	1,334,792

TOTAL LUXEMBOURG		$2,463,779
MEXICO - 0.5%
[10]Alfa SAB de CV	37,000	285,201
[10]Telefonos de Mexico SAB de CV	142,000	102,544
Wal-Mart de Mexico SAB de CV ADR	29,514	682,364

TOTAL MEXICO		$1,070,109
10NETHERLANDS - 3.1%
*Aegon NV	36,800	221,306
Heineken NV	28,800	1,303,556
*ING Groep NV	20,500	197,161
Koninklijke DSM NV	11,800	560,029
Koninklijke Vopak NV	34,000	1,381,845
Royal Dutch Shell PLC	45,900	1,209,784
Unilever NV	45,200	1,329,483

TOTAL NETHERLANDS		$6,203,164
10NORWAY - 1.5%
Statoil ASA	12,070	244,045
Telenor ASA	93,400	1,441,391
Yara International ASA	34,359	1,295,267

TOTAL NORWAY		$2,980,703
10PAPUA NEW GUINEA - 1.4%
Lihir Gold Ltd.	414,100	1,529,836
Oil Search Ltd.	249,015	1,312,037

TOTAL PAPUA NEW GUINEA		$2,841,873
10POLAND - 0.1%
Telekomunikacja Polska SA	49,900	258,296
10PORTUGAL - 0.0%**
Banco Espirito Santo SA	16,030	76,734
RUSSIA - 1.1%
[10]Gazprom OAO ADR	30,066	648,974
[10] Magnitogorsk Iron & Steel Works GDR	50,600	539,456
10 MMC Norilsk Nickel ADR	32,100	527,850
Mobile Telesystems OJSC ADR	25,000	555,000

TOTAL RUSSIA		$2,271,280
10SINGAPORE - 1.8%
DBS Group Holdings Ltd.	148,000	1,566,167
MobileOne Ltd.	126,900	197,870
Olam International Ltd.	768,000	1,587,696
Venture Corp. Ltd.	37,000	249,029

TOTAL SINGAPORE		$3,600,762
10SOUTH AFRICA - 0.4%
Astral Foods Ltd.	16,800	261,411
Nedbank Group Ltd.	21,637	400,459
Telkom SA Ltd.	12,300	57,447

TOTAL SOUTH AFRICA		$719,317
SOUTH KOREA - 1.6%
[10]Busan Bank	32,200	346,665
[10]Daegu Bank Ltd.	24,300	312,469
[10]Daishin Securities Co. Ltd.	12,200	151,421
[10] Halla Climate Control Corp.	31,600	463,037
[10] Hyundai Mipo Dockyard	2,200	302,044

[10]Korea Exchange Bank	49,200	504,801
[10] KT Corp.	3,100	111,988
[6,7]Samsung Electronics Co. Ltd. GDR	2,750	941,403
10SK Telecom Co. Ltd.	1,400	196,867

TOTAL SOUTH KOREA		$3,330,695
10SPAIN - 2.0%
Banco Bilbao Vizcaya Argentaria SA	9,348	125,362
[12]Banco Santander SA	125,220	1,599,380
Grifols SA	104,500	1,163,622
Repsol YPF SA	23,700	559,267
Telefonica SA	26,900	610,753

TOTAL SPAIN		$4,058,384
10SWEDEN - 0.9%
Atlas Copco AB	48,721	797,083
Boliden AB	33,900	403,176
Saab AB	26,100	339,590
Telefonaktiebolaget LM Ericsson	27,300	301,837

TOTAL SWEDEN		$1,841,686
SWITZERLAND - 6.3%
*,10ABB Ltd.	31,006	626,914
[10]Baloise Holding AG	3,500	280,340
*,10Clariant AG	19,000	251,736
[10]Credit Suisse Group AG	19,035	866,666
[10]Helvetia Holding AG	800	248,074
[10]Julius Baer Group Ltd.	42,009	1,470,144
*,12Logitech International SA	47,667	750,279
[10]Nestle SA	14,035	693,907
[10]Novartis AG	21,441	1,042,640
[10]Roche Holding AG	5,147	669,354
[10]Swiss Reinsurance Co. Ltd.	7,500	345,377
[10]Swisscom AG	1,800	674,403
[10]Syngenta AG	5,617	1,241,984
*,[10]UBS AG	93,700	1,601,387
[10]Zurich Financial Services AG	8,849	2,065,570

TOTAL SWITZERLAND		$12,828,775

10TAIWAN - 0.7%
Compal Electronics, Inc.	377,749	495,874
Gigabyte Technology Co. Ltd.	397,000	416,689
Macronix International	623,804	413,260

TOTAL TAIWAN		$1,325,823
10THAILAND - 0.3%
Krung Thai Bank PCL	1,649,900	665,628
10TURKEY - 0.2%
Cimsa Cimento Sanayi ve Ticaret AS	37,700	234,187
Tupras Turkiye Petrol Rafine	10,800	246,069
*Turk Sise ve CAM Fabrikalari A/S	1	1

TOTAL TURKEY		$480,257
UNITED KINGDOM - 18.8%
[10] Admiral Group PLC	56,180	1,276,609
[10],* Anglo American PLC	16,074	637,039
10ARM Holdings PLC	166,860	858,949
[10]AstraZeneca PLC	18,700	944,357
[10],*Autonomy Corp. PLC	97,718	2,526,760
[10]Aviva PLC	45,500	255,111
10BAE Systems PLC	57,500	282,240
[10]Barclays PLC	74,000	386,550
10BG Group PLC	127,623	2,049,943
10BP PLC	326,400	2,090,285
[10],* Bradford & Bingley PLC	28,100	0
[10]Brit Insurance Holdings NV	13,625	213,808
[10]British Sky Broadcasting Group PLC	91,643	1,022,482
10BT Group PLC	108,900	243,435
[10] Capita Group PLC	100,900	1,139,924
[10],*Centamin Egypt Ltd.	730,300	1,721,487
[10] Centrica PLC	65,400	311,894
[10] Computacenter PLC	85,600	368,190
[10]Dairy Crest Group PLC	13,900	84,129
10De La Rue PLC	76,255	877,729
[10] Drax Group PLC	41,300	248,880
[10]GlaxoSmithKline PLC	20,700	361,244
[10] Greene King PLC	36,400	253,348
*HSBC Holdings PLC ADR	14,235	727,124
10IMI PLC	35,000	392,543
[10]Imperial Tobacco Group PLC	44,800	1,268,278
[10] Kazakhmys PLC	12,600	240,555
[10]Logica PLC	249,300	425,093
[10] Marston’s PLC	92,160	139,374
[10]Old Mutual PLC	45,300	86,021
[10]Petropavlovsk PLC	85,691	1,358,260
[10],* Premier Foods PLC	67,000	19,988
[10]Prudential PLC	272,214	2,373,956
[10] Reckitt Benckiser Group PLC	27,998	1,375,196
[10],*Rolls-Royce Group PLC	157,920	1,439,323
[10] Shire PLC	71,460	1,634,137
[10]Smith & Nephew PLC	65,650	571,735
[10]Standard Chartered PLC	83,472	2,413,016
[10]Tesco PLC	123,711	759,267
[10] Thomas Cook Group PLC	70,000	200,085
[10]Tomkins PLC	2,000	10,169
[10]Tullow Oil PLC	76,911	1,486,085
[10]Vedanta Resources PLC	32,703	1,253,113
[10] Virgin Media, Inc.	69,800	1,486,330
[10] Vodafone Group PLC	129,100	302,315

TOTAL UNITED KINGDOM		$38,116,356

TOTAL COMMON STOCKS (COST $177,958,211)		$192,920,988

PREFERRED STOCKS - 2.2%
BRAZIL - 1.5%
[10]Banco Industrial e Comercial SA	39,700	313,979
*,[10]Brasil Telecom SA	20,466	134,982
*Brasil Telecom SA ADR	7,400	144,744
[10]Centrais Eletricas Brasileiras SA, Series B	16,900	261,840
[1,12]Cia Energetica de Minas Gerais	50,410	766,232
[10]Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	23,200	488,060
Itau Unibanco Banco Multiplo SA ADR	43,345	970,495

TOTAL BRAZIL		$3,080,332
10GERMANY - 0.7%
Fresenius SE	21,200	1,506,401

TOTAL PREFERRED STOCKS (COST $3,886,268)		$4,586,733

RIGHT - 0.2%
GUERNSEY - 0.2%
*Resolution Ltd., Expire 8/5/2010 at $1.50	335,182	457,575

TOTAL RIGHT (COST $558,038)		$457,575
WARRANT - 0.0%**
HONG KONG - 0.0%**
* Kingboard Chemical Holdings Ltd., Expire 10/31/2012 at $40.00	9,100	3,620

TOTAL WARRANT (COST $0)		$3,620
MONEY MARKET FUNDS - 0.8%
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.24%	24,468	24,468
[8,9]MTB Prime Money Market Fund, Corporate Shares, 0.07%	1,525,173	1,525,173

TOTAL MONEY MARKET FUNDS (COST $1,549,641)		$1,549,641

TOTAL INVESTMENTS IN SECURITIES - 98.3% (COST $183,952,158)		$199,518,557

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 4.1%[13]
REPURCHASE AGREEMENT - 4.1%
Interest in $8,219,000 repurchase agreement 0.21%, dated 7/30/10 under which Barclays Capital Inc., will repurchase U.S. Government securities with various maturities from 8/05/10 to 5/15/19 for $8,219,144 on 8/02/10. The market value of the underlying securities at the end of the period was $8,383,380.	8,219,000	8,219,000

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $8,219,000)		$8,219,000

TOTAL INVESTMENTS - 102.4% (COST $192,171,158)		$207,737,557
COLLATERAL FOR SECURITIES ON LOAN - (4.1%)		(8,219,000)
OTHER LIABILITIES LESS ASSETS - 1.7%		3,438,182

TOTAL NET ASSETS - 100.0%		$202,956,739

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $15,566,399. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $30,732,071 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,165,672.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$18,173,953	$174,747,035	$—	$192,920,988
Preferred Stocks	1,881,471	2,705,262	—	4,586,733
Right	457,575	—	—	457,575
Warrant	3,620	—	—	3,620
Money Market Fund	1,549,641	—	—	1,549,641
Repurchase Agreement	—	8,219,000	—	8,219,000

Total	$22,066,260	$185,671,297	$—	$207,737,557

As of July 31, 2010, Bradford & Bingley PLC, a foreign equity security, in Level 3 in the table above was considered a Level 3 security because it was fair valued under procedures adopted by the Board of Trustees at July 31, 2010. Such valuation is based on a review of inputs such as, but not limited to, similar securities, company specific financial information and company specific news. There were no changes in the valuation techniques used since the April 30, 2010 annual report for this security.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Balance as of April 30, 2010	$0
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of July 31, 2010	$0

Net change in unrealized appreciation/(depreciation) for investments still held as of July 31, 2010	—

(1)	Floating rate note with current rate and next reset date shown.
(2)	Zero coupon security. The rate shown reflects the effective yield at purchase date.
(3)	Current rate and next reset date shown for Variable Rate Demand Notes.
(4)	Discount rate at time of purchase.
(5)	At July 31, 2010, 3.4% of the total investments at market value were subject to the alternative minimum tax for MTB New York Municipal Bond Fund, 0.4% for MTB Maryland Municipal Bond Fund and 9.0% for MTB Virginia Municipal Bond Fund.
(6)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2010, these liquid restricted securities were as follows:

MTB Fund	Amount	Percentage of Total Net Assets
MTB Short-Term Corporate Bond Fund	$10,504,691	9.2%
MTB Pennsylvania Municipal Bond Fund	1,417,676	1.3%
MTB Intermediate-Term Bond Fund	12,364,019	9.3%
MTB Income Fund	21,747,458	10.4%
MTB Strategic Allocation Fund	605,283	0.8%
MTB International Equity Fund	1,008,853	0.5%

(7)	Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities were as follows:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
MTB Short-Term Corporate Bond Fund
Anheuser-Busch InBev Worldwide, Inc.	03/25/2010	998,800	1,018,507
BAE Systems Holdings, Inc.	03/28/2006	977,719	1,001,344
Consolidated Edison Co.	07/15/2010	999,825	999,980
Dolphin Energy Ltd.	07/23/2009	479,650	500,353
Hewlett-Packard Co.	07/29/2010	1,499,850	1,499,867
Hyundai Motor Manufacturing Czech Sro	04/15/2010	249,248	255,055
MassMutual Global Funding II	06/25/2009	499,610	520,136
MassMutual Global Funding II	04/14/2010	996,820	1,024,700
Metropolitan Life Global Funding I	01/06/2010	997,510	1,017,181
Pacific Gas & Electric Co.	07/29/2010	999,778	999,800
WM Wrigley Jr. Co.	06/21/2010	998,970	1,024,757
Xstrata Finance Canada Ltd.	07/27/2009	303,000	312,141
Xstrata Finance Canada Ltd.	01/29/2010	335,570	330,870
			10,504,691	9.2%
MTB Pennsylvania Municipal Bond Fund
Bucks County, PA, IDA, Revenue Bonds, (Series A), (School Lane Charter School)	04/05/2007	1,545,000	1,417,676	1.3%

MTB Intermediate-Term Bond Fund
Ally Financial, Inc.	03/10/2010	245,800	260,625
American Tower Trust	04/30/2007	1,000,000	1,096,180
BioMed Realty LP	04/22/2010	247,443	261,539
Cantor Fitzgerald LP	10/14/2009	496,540	523,908
Cantor Fitzgerald LP	06/22/2010	996,620	1,016,102
COX Enterprises, Inc.	10/27/2006	1,058,135	1,006,744
Digital Realty Trust LP	01/21/2010	491,480	514,152
Dolphin Energy Ltd.	07/23/2009	719,475	750,529
FMR LLC	06/30/2010	994,280	993,853
Harley-Davidson Funding Corp.	11/19/2009	499,195	527,181
Holcim U.S. Finance Sarl & CIE SCS	09/24/2009	493,370	543,700
Hyatt Hotels Corp.	08/10/2009	499,320	546,242
Hyundai Motor Manufacturing Czech Sro	04/15/2010	249,248	255,055
Lloyds TSB Bank PLC	01/05/2010	498,835	510,101
Metropolitan Life Global Funding I	01/06/2010	498,755	508,590
Nissan Motor Acceptance Corp.	01/20/2010	497,915	522,880
Qwest Communications International, Inc.	01/07/2010	123,050	129,844
Qwest Communications International, Inc.	01/08/2010	867,344	908,906
Rockies Express Pipeline LLC	03/17/2010	499,555	486,072
Rockies Express Pipeline LLC	03/17/2010	499,115	489,438
WM Wrigley Jr. Co.	06/21/2010	499,485	512,378
			12,364,019	9.3%

MTB Income Fund
Ally Financial, Inc.	03/10/2010	245,800	260,625
American Tower Trust	04/30/2007	1,000,000	1,096,180
Anheuser-Busch InBev Worldwide, Inc.	05/11/2009	498,120	601,249
ASIF Global Financing XIX	01/08/2003	1,172,807	1,176,469
BAE Systems Holdings, Inc.	06/01/2009	498,255	568,842
Bank of New York Institutional Capital Trust A	11/25/1996	1,500,000	1,499,686
BioMed Realty LP	04/22/2010	247,443	261,538

Cantor Fitzgerald LP	10/14/2009	496,540	523,908
Cantor Fitzgerald LP	06/22/2010	996,620	1,016,102
COX Enterprises, Inc.	10/27/2006	1,056,883	1,006,744
Crown Castle Towers LLC	07/29/2010	1,000,000	1,004,950
Digital Realty Trust LP	01/21/2010	491,480	514,152
Dolphin Energy Ltd.	07/23/2009	719,475	750,530
FMR LLC	10/28/2009	997,720	1,000,278
FMR LLC	06/30/2010	994,280	993,853
Harley-Davidson Funding Corp.	11/19/2009	499,195	527,180
Holcim U.S. Finance Sarl & CIE SCS	09/24/2009	493,370	543,700
Hyatt Hotels Corp.	08/10/2009	499,320	546,242
LA Arena Funding LLC	04/23/1999	1,486,667	1,551,708
Lloyds TSB Bank PLC	01/05/2010	498,835	510,101
Metropolitan Life Global Funding I	01/06/2010	498,755	508,591
Nissan Motor Acceptance Corp.	01/20/2010	497,915	522,880
Petroleum Co of Trinidad & Tobago Ltd.	08/11/2009	148,826	176,625
Petroleum Co of Trinidad & Tobago Ltd.	08/14/2009	886,125	1,000,875
Qwest Communications International, Inc.	01/07/2010	123,050	129,844
Qwest Communications International, Inc.	01/08/2010	867,344	908,906
Rabobank Nederland NV	01/08/2010	499,840	525,954
Rockies Express Pipeline LLC	03/17/2010	499,555	486,072
Rockies Express Pipeline LLC	03/17/2010	499,115	489,438
WM Wrigley Jr. Co.	06/21/2010	499,485	512,379
Xstrata Finance Canada Ltd.	11/14/2007	498,435	531,857
			21,747,458	10.4%

MTB Strategic Allocation Fund
COX Enterprises, Inc.	10/27/2006	211,664	201,349
Digital Realty Trust LP	06/28/2010	101,656	102,830
FMR LLC	06/28/2010	102,666	100,028
WM Wrigley Jr. Co.	06/22/2010	199,934	201,076
			605,283	0.8%

MTB International Equity Fund
BNP Paribas	10/14/2009	986	67,450
Samsung Electronics Co. Ltd. GDR	10/28/2005	297,534	389,227
Samsung Electronics Co. Ltd. GDR	10/28/2008	13,862	30,809
Samsung Electronics Co. Ltd. GDR	11/04/2008	6,765	11,639
Samsung Electronics Co. Ltd. GDR	04/17/2009	40,650	61,277
Samsung Electronics Co. Ltd. GDR	05/01/2009	81,759	122,554
Samsung Electronics Co. Ltd. GDR	10/06/2009	117,490	124,950
Samsung Electronics Co. Ltd. GDR	02/03/2010	9,073	9,243
Samsung Electronics Co. Ltd. GDR	02/04/2010	121,702	125,977
Samsung Electronics Co. Ltd. GDR	02/16/2010	13,449	14,035
Samsung Electronics Co. Ltd. GDR	02/19/2010	5,976	6,162
Samsung Electronics Co. Ltd. GDR	05/20/2010	41,066	45,530
			1,008,853	0.5%

(8)	7-Day net yield.
(9)	Affiliated company.
(10)	All of this security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolio of Investments. At July 31, 2010, the value of these securities amounted to:

Fund	Amount	Percentage of Total Net Assets
MTB U.S. Government Bond Fund	$40,708	0.1%
MTB International Equity Fund	177,452,297	88.9%

(11)	No strike price or expiration date available due to ongoing litigation.
(12)	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolio of Investments.
(13)	See Note 2 in Notes to Portfolio of Investments.
*	Non-income producing security.
**	Represents less than 0.05%.

The following acronyms are used throughout this report:

ADR	-	American Depositary Receipt
AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
BANs	-	Bond Anticipation Notes
CAPMAC	-	Capital Markets Assurance Corporation
CIFG	-	CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COL	-	Collateralized
EDA	-	Economic Development Agency
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
FHA	-	Federal Housing Administration
FGIC	-	Financial Guarantee Insurance Company
FSA	-	Financial Security Assurance Inc.
GDR	-	Global Depositary Receipt
GO	-	General Obligation
GTD	-	Guaranteed
HDA	-	Housing Development Authority
HEFA	-	Health & Education Facility Authority
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
IDFA	-	Industrial Development Finance Authority
INS	-	Insured
LLC	-	Limited Liability Corporation
LOC	-	Letter of Credit
LP	-	Limited Partnership
LT	-	Limited Tax
MTN	-	Medium Term Note
PCL	-	Public Company Limited
PRF	-	Prerefunded
REIT	-	Real Estate Investment Trust
SONYMA	-	State of New York Mortgage Agency
TCRS	-	Transferable Custody Receipts
UT	-	Unlimited Tax
VRDNs	-	Variable Rate Demand Notes
XLCA	-	XL Capital Assurance Inc.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Funds’ audited Annual Report or Semi-Annual Report. These reports include additional information about the Funds’ security valuation policies and about certain security types invested in by the Funds.

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2010

NOTE 1- Other Affiliated Parties and Transactions - Affiliated holdings are mutual funds which are managed by MTB Investment Advisors, Inc. (the “Advisor”) or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. Transactions with affiliated companies during the period ended July 31, 2010 are as follows:

Affiliated Fund Name	Balance of Shares Held 4/30/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2010	Value at 7/31/2010	Dividend Income

MTB Strategic Allocation Fund:
MTB Prime Money Market Fund	1,237,277	5,324,574	4,960,497	1,601,354	$1,601,354	$190
MTB Money Market Fund	—	346,671	346,671	—	—	11
MTB Short Duration Government Bond Fund	—	89,614	89,614	—	—	410
MTB Short-Term Corporate Bond Fund	—	266,132	266,132	—	—	926
MTB U.S. Government Bond Fund	—	16,658	16,658	—	—	76
MTB Income Fund	—	616,497	616,497	—	—	3,474
MTB Intermediate-Term Bond Fund	—	319,610	319,610	—	—	2,013
MTB Large Cap Value Fund	—	561,612	12,740	548,872	5,044,134	12,350
MTB Large Cap Growth Fund	—	2,140,620	1,042,460	1,098,160	8,049,513	—
MTB Mid Cap Growth Fund	—	225,077	4,196	220,881	2,531,294	—
MTB Small Cap Growth Fund	—	199,985	43,160	156,825	2,040,295	—
MTB International Equity Fund	—	1,561,835	122,031	1,439,804	11,791,997	—

TOTAL	1,237,277	11,668,885	7,840,266	5,065,896	31,058,587	19,450

MTB Large Cap Value Fund:
MTB Prime Money Market Fund	4,075,984	8,459,449	9,101,977	3,433,456	3,433,456	263

MTB Large Cap Growth Fund:
MTB Money Market Fund	—	1,000,000	1,000,000	—	—	—
MTB Prime Money Market Fund	—	7,995,789	7,995,789	—	—	48

TOTAL	—	8,995,789	8,995,789	—	—	48

MTB Mid Cap Growth Fund:
MTB Prime Money Market Fund	930,668	6,329,651	7,260,319	—	—	56

MTB Small Cap Growth Fund:
MTB Money Market Fund	—	1,797,397	1,797,397	—	—	18
MTB Prime Money Market Fund	—	13,467,939	13,467,939	—	—	87

TOTAL	—	15,265,336	15,265,336	—	—	105

MTB International Equity Fund:
MTB Prime Money Market Fund	2,771,065	13,930,232	15,176,124	1,525,173	1,525,173	288

NOTE 2 - Investment Valuation

Fair value of the Funds’ portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair value;

•	investments in other open-end regulated investment companies, are valued at net asset value (“NAV”);

•

fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees; and

•	the Money Market Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing its NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Trust follows the authoritive guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In January, 2010, the Financial Accounting Standard Board issued Accounting Standards Update No. 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 requires new disclosure regarding transfers into and out of Levels 1 and 2 effective for interim and annual periods beginning after December 15, 2009. The Funds disclose significant transfers between levels based on valuations at the end of the reporting period. For the period ended July 31, 2010, there were no material transfers between Levels 1 and 2. ASU 2010-06 will also require additional details regarding Level 3 transaction activity effective for interim and annual periods beginning after December 15, 2010. Management is currently evaluating the effect that this additional requirement will have on the Funds’ financial statements.

Lending of Portfolio Securities

Effective September 2009, the Trust entered into an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Investments purchased with cash collateral are presented on the portfolios of investments under the caption “Cash Collateral Invested for Securities on Loan.”

As of July 31, 2010, the Funds listed below had securities with the following values on loan:

Fund	Value of Securities on Loan	Value of Collateral
MTB Short-Term Corporate Bond Fund	11,288,325	11,557,000
MTB Intermediate-Term Bond Fund	3,682,902	3,764,000
MTB Income Fund	8,784,952	8,985,000
MTB Strategic Allocation Fund	815,451	833,000
MTB Large Cap Growth Fund	9,758,455	10,039,000
MTB Mid Cap Growth Fund	5,026,677	5,148,000
MTB Small Cap Growth Fund	14,264,350	15,040,000
MTB International Equity Fund	7,872,266	8,219,000

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

NOTE 3 - Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued. Management has determined that there are no material events that would require disclosure through this date.

Item 2.	Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2 (a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as a part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MTB Group of Funds

By:	/s/ Richard J. Berthy
Richard J. Berthy
Principal Executive Officer

Date:	September 24, 2010

By:	/s/ Guy Nordahl
Guy Nordahl
Principal Financial Officer

Date:	September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Berthy
Richard J. Berthy
Principal Executive Officer

Date:	September 24, 2010

By:	/s/ Guy Nordahl
Guy Nordahl
Principal Financial Officer

Date:	September 24, 2010